MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 89.4%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	18,006	$1,949,829
Invesco Oppenheimer V.I. Global Fund, Series I	74,624	3,928,182
Invesco Oppenheimer V.I. International Growth Fund, Series I	59,904	174,322
Invesco Oppenheimer V.I. Main Street Fund, Series I	7,772	250,967
MML Blue Chip Growth Fund, Initial Class (a)	507,312	10,445,556
MML Equity Income Fund, Initial Class (a)	873,582	10,177,232
MML Equity Index Fund, Class III (a)	24,145	742,689
MML Focused Equity Fund, Class II (a)	1,809,115	13,495,997
MML Foreign Fund, Initial Class (a)	722,145	7,690,840
MML Fundamental Equity Fund, Class II (a)	702,102	8,137,366
MML Fundamental Value Fund, Class II (a)	746,268	9,970,141
MML Global Fund, Class I (a)	1,300,475	18,843,887
MML Income & Growth Fund, Initial Class (a)	946,908	10,700,066
MML International Equity Fund, Class II (a)	789,264	8,571,410
MML Large Cap Growth Fund, Initial Class (a)	255,725	3,682,443
MML Mid Cap Growth Fund, Initial Class (a)	649,693	12,051,814
MML Mid Cap Value Fund, Initial Class (a)	730,887	8,690,247
MML Small Cap Growth Equity Fund, Initial Class (a)	136,639	2,416,806
MML Small Company Value Fund, Class II (a)	239,251	4,124,690
MML Small/Mid Cap Value Fund, Initial Class (a)	214,983	2,844,219
MML Strategic Emerging Markets Fund, Class II (a)	641,568	9,328,395
		148,217,098
Fixed Income Funds — 10.7%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	273,029	1,280,505
MML Dynamic Bond Fund, Class II (a)	150,066	1,535,179
MML High Yield Fund, Class II (a)	158,535	1,636,079
MML Inflation-Protected and Income Fund, Initial Class (a)	341,606	3,860,150
MML Managed Bond Fund, Initial Class (a)	264,143	3,515,939
MML Short-Duration Bond Fund, Class II (a)	265,684	2,648,865
MML Total Return Bond Fund, Class II (a)	299,472	3,276,221
		17,752,938
TOTAL MUTUAL FUNDS (Cost $142,732,114)		165,970,036

TOTAL LONG-TERM INVESTMENTS (Cost $142,732,114)		165,970,036

TOTAL INVESTMENTS — 100.1% (Cost $142,732,114) (b)		165,970,036

Other Assets/(Liabilities) — (0.1)%		(110,680)

NET ASSETS — 100.0%		$165,859,356

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 66.8%
American Funds Blue Chip Income and Growth Fund, Class 1	17,099,841	$270,006,492
American Funds Growth-Income Fund, Class 1	4,325,259	254,801,029
American Funds International Fund, Class 1	4,514,323	105,454,580
		630,262,101
Fixed Income Funds — 33.3%
American Funds Bond Fund, Class 1	27,094,359	314,294,563

TOTAL MUTUAL FUNDS (Cost $807,557,415)		944,556,664

TOTAL LONG-TERM INVESTMENTS (Cost $807,557,415)		944,556,664

TOTAL INVESTMENTS — 100.1% (Cost $807,557,415) (a)		944,556,664

Other Assets/(Liabilities) — (0.1)%		(1,066,902)

NET ASSETS — 100.0%		$943,489,762

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,129,831	$265,142,719

TOTAL MUTUAL FUNDS (Cost $158,070,190)		265,142,719

TOTAL INVESTMENTS — 100.1% (Cost $158,070,190) (a)		265,142,719

Other Assets/(Liabilities) — (0.1)%		(291,117)

NET ASSETS — 100.0%		$264,851,602

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 100.1%
American Funds International Fund, Class 1	2,498,105	$58,355,738

TOTAL MUTUAL FUNDS (Cost $47,603,329)		58,355,738

TOTAL INVESTMENTS — 100.1% (Cost $47,603,329) (a)		58,355,738

Other Assets/(Liabilities) — (0.1)%		(84,884)

NET ASSETS — 100.0%		$58,270,854

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 50.8%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	4,363	$472,510
Invesco Oppenheimer V.I. Global Fund, Series I	74,549	3,924,244
Invesco Oppenheimer V.I. International Growth Fund, Series I	181,925	529,402
Invesco Oppenheimer V.I. Main Street Fund, Series I	15,693	506,732
MML Blue Chip Growth Fund, Initial Class (a)	943,808	19,433,013
MML Equity Income Fund, Initial Class (a)	1,766,012	20,574,035
MML Equity Index Fund, Class III (a)	45,373	1,395,664
MML Focused Equity Fund, Class II (a)	3,134,614	23,384,220
MML Foreign Fund, Initial Class (a)	1,274,400	13,572,356
MML Fundamental Equity Fund, Class II (a)	1,966,922	22,796,628
MML Fundamental Value Fund, Class II (a)	1,320,065	17,636,071
MML Global Fund, Class I (a)	1,699,116	24,620,186
MML Income & Growth Fund, Initial Class (a)	1,569,385	17,734,046
MML International Equity Fund, Class II (a)	1,451,658	15,765,003
MML Large Cap Growth Fund, Initial Class (a)	666,143	9,592,464
MML Mid Cap Growth Fund, Initial Class (a)	996,489	18,484,865
MML Mid Cap Value Fund, Initial Class (a)	1,317,163	15,661,070
MML Small Cap Growth Equity Fund, Initial Class (a)	131,843	2,331,962
MML Small Company Value Fund, Class II (a)	328,727	5,667,248
MML Small/Mid Cap Value Fund, Initial Class (a)	373,876	4,946,373
MML Strategic Emerging Markets Fund, Class II (a)	304,097	4,421,573
		243,449,665
Fixed Income Funds — 49.3%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,246,492	10,536,049
MML Dynamic Bond Fund, Class II (a)	4,801,386	49,118,176
MML High Yield Fund, Class II (a)	1,024,886	10,576,826
MML Inflation-Protected and Income Fund, Initial Class (a)	1,757,619	19,861,098
MML Managed Bond Fund, Initial Class (a)	5,803,019	77,242,605
MML Short-Duration Bond Fund, Class II (a)	2,299,870	22,929,704
MML Total Return Bond Fund, Class II (a)	4,174,171	45,665,427
		235,929,885

TOTAL MUTUAL FUNDS (Cost $427,764,634)		479,379,550

TOTAL LONG-TERM INVESTMENTS (Cost $427,764,634)		479,379,550

TOTAL INVESTMENTS — 100.1% (Cost $427,764,634) (b)		479,379,550

Other Assets/(Liabilities) — (0.1)%		(353,190)

NET ASSETS — 100.0%		$479,026,360

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 99.9%

Common Stock — 99.6%
Basic Materials — 0.4%
Chemicals — 0.4%
Linde PLC	5,863	$1,642,461
The Sherwin-Williams Co.	765	564,578
		2,207,039
Communications — 39.3%
Internet — 38.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	56,980	12,919,075
Alphabet, Inc. Class A (a)	3,585	7,394,134
Alphabet, Inc. Class C (a)	15,693	32,463,011
Amazon.com, Inc. (a)	18,209	56,340,103
Booking Holdings, Inc. (a)	1,835	4,275,256
Coupang, Inc. (a)	13,246	653,690
DoorDash, Inc., Class A (a)	1,965	257,671
Etsy, Inc. (a)	6,900	1,391,523
Facebook, Inc. Class A (a)	121,400	35,755,942
IAC/InterActiveCorp (a)	1,200	259,572
JD.com, Inc. ADR (a)	10,464	882,429
Kuaishou Technology (a) (b)	5,900	204,911
Match Group, Inc. (a)	32,790	4,504,690
Netflix, Inc. (a)	24,706	12,888,132
Pinduoduo, Inc. ADR (a)	6,960	931,805
Pinterest, Inc. Class A (a)	19,543	1,446,768
Roku, Inc. (a)	1,842	600,068
Shopify, Inc. Class A (a)	2,144	2,372,336
Snap, Inc. Class A (a)	118,098	6,175,345
Spotify Technology SA (a)	11,483	3,076,870
Tencent Holdings Ltd.	182,500	14,387,748
Wix.com Ltd. (a)	5,431	1,516,444
		200,697,523
Media — 0.3%
Charter Communications, Inc. Class A (a)	104	64,170
The Walt Disney Co. (a)	8,379	1,546,093
		1,610,263
Telecommunications — 0.2%
T-Mobile US, Inc. (a)	6,218	779,053
		203,086,839
Consumer, Cyclical — 4.9%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	639	36,768
Apparel — 0.8%
NIKE, Inc. Class B	30,108	4,001,052
VF Corp.	4,000	319,680
		4,320,732
Auto Parts & Equipment — 0.2%
Aptiv PLC	5,528	762,311
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	500	54,305
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	2,500	211,625
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,200	145,104
Marriott International, Inc. Class A	437	64,724
		209,828
Retail — 3.9%
Carvana Co. (a) (c)	8,137	2,135,149
Chipotle Mexican Grill, Inc. (a)	2,540	3,608,883
Dollar General Corp.	22,568	4,572,728
Dollar Tree, Inc. (a)	261	29,874
Lululemon Athletica, Inc. (a)	10,538	3,232,110
McDonald's Corp.	308	69,035
Ross Stores, Inc.	27,885	3,343,690
Starbucks Corp.	8,408	918,742
The TJX Cos., Inc.	10,632	703,307
Yum! Brands, Inc.	12,632	1,366,530
		19,980,048
		25,575,617

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 18.3%
Biotechnology — 0.8%
Exact Sciences Corp. (a)	267	$35,185
Incyte Corp. (a)	14,317	1,163,543
Vertex Pharmaceuticals, Inc. (a)	14,044	3,017,915
		4,216,643
Commercial Services — 6.6%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (d) (e) (f)	138,153	1,114,895
Automatic Data Processing, Inc.	3,019	568,991
Cintas Corp.	3,464	1,182,298
CoStar Group, Inc. (a)	3,161	2,597,995
Equifax, Inc.	2,248	407,180
Global Payments, Inc.	53,745	10,833,917
PayPal Holdings, Inc. (a)	54,743	13,293,790
S&P Global, Inc.	10,091	3,560,811
Square, Inc. Class A (a)	1,161	263,605
		33,823,482
Cosmetics & Personal Care — 0.0%
The Estee Lauder Cos., Inc. Class A	700	203,595
Health Care – Products — 4.6%
Abbott Laboratories	4,410	528,494
Align Technology, Inc. (a)	1,274	689,909
Danaher Corp.	21,978	4,946,808
Dentsply Sirona, Inc.	14,044	896,148
Intuitive Surgical, Inc. (a)	8,641	6,385,181
Stryker Corp.	27,531	6,706,001
Thermo Fisher Scientific, Inc.	8,130	3,710,369
		23,862,910
Health Care – Services — 4.0%
Anthem, Inc.	7,728	2,773,966
Centene Corp. (a)	34,696	2,217,421
HCA Healthcare, Inc.	18,852	3,550,586
Humana, Inc.	3,412	1,430,481
PPD, Inc. (a)	12,286	464,902
UnitedHealth Group, Inc.	27,032	10,057,796
		20,495,152
Household Products & Wares — 0.2%
Avery Dennison Corp.	4,300	789,695
Pharmaceuticals — 2.1%
AbbVie, Inc.	4,324	467,943
AstraZeneca PLC Sponsored ADR (c)	13,000	646,360
Becton Dickinson and Co.	221	53,736
Cigna Corp.	26,651	6,442,613
Eli Lilly and Co.	5,068	946,804
Zoetis, Inc.	15,759	2,481,727
		11,039,183
		94,430,660
Financial — 7.8%
Banks — 1.2%
The Goldman Sachs Group, Inc.	18,762	6,135,174
Morgan Stanley	2,336	181,414
		6,316,588
Diversified Financial Services — 6.3%
The Charles Schwab Corp.	39,003	2,542,216
Intercontinental Exchange, Inc.	18,111	2,022,636
Mastercard, Inc. Class A	33,997	12,104,632
Visa, Inc. Class A	74,641	15,803,739
		32,473,223
Insurance — 0.3%
Chubb Ltd.	7,610	1,202,152
Marsh & McLennan Cos., Inc.	2,527	307,788
Willis Towers Watson PLC	766	175,322
		1,685,262
		40,475,073
Industrial — 1.3%
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc. (a)	800	261,960

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Fortive Corp.	16,680	$1,178,275
Honeywell International, Inc.	1,146	248,762
TE Connectivity Ltd.	9,400	1,213,634
		2,640,671
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	120,702	1,584,817
Parker-Hannifin Corp.	300	94,629
		1,679,446
Transportation — 0.4%
Kansas City Southern	539	142,253
Norfolk Southern Corp.	4,993	1,340,721
Union Pacific Corp.	2,908	640,952
		2,123,926
		6,706,003
Technology — 27.6%
Computers — 5.1%
Apple, Inc.	205,822	25,141,157
Crowdstrike Holdings, Inc. Class A (a) (c)	3,500	638,785
Fortinet, Inc. (a)	3,900	719,238
		26,499,180
Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	43,515	3,415,927
Applied Materials, Inc.	6,081	812,422
ASML Holding NV	700	432,152
Marvell Technology Group Ltd.	62,808	3,076,336
Maxim Integrated Products, Inc.	14,011	1,280,185
Microchip Technology, Inc.	5,000	776,100
Monolithic Power Systems, Inc.	1,500	529,815
NVIDIA Corp.	11,490	6,134,856
QUALCOMM, Inc.	358	47,467
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,300	153,764
Texas Instruments, Inc.	12,154	2,296,984
		18,956,008
Software — 18.8%
Atlassian Corp. PLC Class A (a)	5,290	1,114,920
Coupa Software, Inc. (a)	4,876	1,240,845
DocuSign, Inc. (a)	5,032	1,018,728
Fidelity National Information Services, Inc.	18,885	2,655,420
Fiserv, Inc. (a)	49,178	5,854,149
Intuit, Inc.	30,504	11,684,862
Microsoft Corp.	122,375	28,852,354
MongoDB, Inc. (a)	1,031	275,720
MSCI, Inc.	804	337,101
Paycom Software, Inc. (a)	1,595	590,246
Roper Technologies, Inc.	5,312	2,142,542
salesforce.com, Inc. (a)	41,842	8,865,065
Sea Ltd. ADR (a)	37,924	8,465,775
ServiceNow, Inc. (a)	24,022	12,013,643
Snowflake, Inc. Class A (a)	417	95,610
Splunk, Inc. (a)	16,950	2,296,386
Synopsys, Inc. (a)	16,321	4,044,017
Twilio, Inc. Class A (a)	2,491	848,833
Veeva Systems, Inc. Class A (a)	4,484	1,171,400
Workday, Inc. Class A (a)	7,496	1,862,231
Zoom Video Communications, Inc. Class A (a)	5,770	1,853,843
		97,283,690
		142,738,878
TOTAL COMMON STOCK (Cost $266,750,648)		515,220,109

Preferred Stock — 0.3%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $1,248,073) (a) (d) (e) (f)	33,869	1,248,073
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (d) (e) (f)	971	154,438

TOTAL PREFERRED STOCK (Cost $1,420,297)		1,402,511

TOTAL EQUITIES (Cost $268,170,945)		516,622,620

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	364,842	$364,842

TOTAL MUTUAL FUNDS (Cost $364,842)		364,842

TOTAL LONG-TERM INVESTMENTS (Cost $268,535,787)		516,987,462

Short-Term Investments — 0.5%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$2,659,990	2,659,990

TOTAL SHORT-TERM INVESTMENTS (Cost $2,660,090)		2,660,090

TOTAL INVESTMENTS — 100.5% (Cost $271,195,877) (i)		519,647,552

Other Assets/(Liabilities) — (0.5)%		(2,612,251)

NET ASSETS — 100.0%		$517,035,301

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $204,911 or 0.04% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $3,159,838 or 0.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,861,919 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $2,517,406 or 0.49% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $2,517,406 or 0.49% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,659,990. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,713,279.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 100.1%

Equity Funds — 43.2%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	5,148	$557,511
Invesco Oppenheimer V.I. Global Fund, Series I	20,187	1,062,645
Invesco Oppenheimer V.I. International Growth Fund, Series I	88,581	257,770
Invesco Oppenheimer V.I. Main Street Fund, Series I	31,013	1,001,394
MML Blue Chip Growth Fund, Initial Class (a)	652,321	13,431,288
MML Equity Income Fund, Initial Class (a)	1,358,355	15,824,839
MML Equity Index Fund, Class III (a)	38,257	1,176,778
MML Focused Equity Fund, Class II (a)	2,644,860	19,730,652
MML Foreign Fund, Initial Class (a)	849,542	9,047,621
MML Fundamental Equity Fund, Class II (a)	1,079,458	12,510,918
MML Fundamental Value Fund, Class II (a)	1,177,024	15,725,035
MML Global Fund, Class I (a)	1,622,223	23,506,016
MML Income & Growth Fund, Initial Class (a)	1,241,521	14,029,189
MML International Equity Fund, Class II (a)	846,071	9,188,330
MML Large Cap Growth Fund, Initial Class (a)	342,341	4,929,706
MML Mid Cap Growth Fund, Initial Class (a)	728,282	13,509,628
MML Mid Cap Value Fund, Initial Class (a)	947,988	11,271,575
MML Small Cap Growth Equity Fund, Initial Class (a)	94,554	1,672,421
MML Small Company Value Fund, Class II (a)	269,351	4,643,606
MML Small/Mid Cap Value Fund, Initial Class (a)	274,682	3,634,046
MML Strategic Emerging Markets Fund, Class II (a)	96,104	1,397,347
		178,108,315
Fixed Income Funds — 56.9%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,365,082	11,092,235
MML Dynamic Bond Fund, Class II (a)	4,591,115	46,967,109
MML High Yield Fund, Class II (a)	1,010,298	10,426,275
MML Inflation-Protected and Income Fund, Initial Class (a)	1,734,956	19,605,002
MML Managed Bond Fund, Initial Class (a)	5,956,605	79,286,945
MML Short-Duration Bond Fund, Class II (a)	2,217,168	22,105,164
MML Total Return Bond Fund, Class II (a)	4,084,139	44,680,478
		234,163,208
TOTAL MUTUAL FUNDS (Cost $372,004,668)		412,271,523

TOTAL LONG-TERM INVESTMENTS (Cost $372,004,668)		412,271,523

TOTAL INVESTMENTS — 100.1% (Cost $372,004,668) (b)		412,271,523

Other Assets/(Liabilities) — (0.1)%		(309,973)

NET ASSETS — 100.0%		$411,961,550

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 100.5%

Common Stock — 99.2%
Basic Materials — 6.2%
Chemicals — 4.5%
Akzo Nobel NV	11,855	$1,324,835
CF Industries Holdings, Inc.	174,192	7,904,834
DuPont de Nemours, Inc.	73,134	5,651,796
International Flavors & Fragrances, Inc.	35,817	5,000,411
PPG Industries, Inc.	5,569	836,798
		20,718,674
Forest Products & Paper — 1.7%
International Paper Co.	148,403	8,024,150
		28,742,824
Communications — 7.2%
Media — 4.9%
Comcast Corp. Class A	145,051	7,848,710
Fox Corp. Class B	93,272	3,257,991
News Corp. Class A	280,292	7,127,825
The Walt Disney Co. (a)	24,302	4,484,205
		22,718,731
Telecommunications — 2.3%
AT&T, Inc.	47,248	1,430,197
Cisco Systems, Inc.	152,254	7,873,054
Verizon Communications, Inc.	20,593	1,197,483
		10,500,734
		33,219,465
Consumer, Cyclical — 6.0%
Airlines — 0.4%
Alaska Air Group, Inc.	15,257	1,055,937
Southwest Airlines Co.	11,200	683,872
		1,739,809
Auto Manufacturers — 2.1%
Cummins, Inc.	2,100	544,131
General Motors Co.	15,533	892,526
PACCAR, Inc.	19,718	1,832,197
Volkswagen AG ADR	231,726	6,495,280
		9,764,134
Auto Parts & Equipment — 0.1%
Magna International, Inc.	2,800	246,512
Lodging — 1.0%
Las Vegas Sands Corp.	76,373	4,640,424
Retail — 1.7%
Kohl's Corp.	71,090	4,237,675
McDonald's Corp.	3,100	694,834
The TJX Cos., Inc.	22,000	1,455,300
Walmart, Inc.	13,062	1,774,211
		8,162,020
Toys, Games & Hobbies — 0.7%
Mattel, Inc. (a)	162,858	3,244,131
		27,797,030
Consumer, Non-cyclical — 19.6%
Agriculture — 2.1%
Altria Group, Inc.	31,627	1,618,037
Bunge Ltd.	17,000	1,347,590
Philip Morris International, Inc.	74,448	6,606,516
		9,572,143
Beverages — 0.5%
The Coca-Cola Co.	47,682	2,513,318
Biotechnology — 0.6%
Biogen, Inc. (a)	4,100	1,146,975
Gilead Sciences, Inc.	26,932	1,740,615
		2,887,590
Commercial Services — 0.8%
Nielsen Holdings PLC	147,063	3,698,634
Food — 3.1%
Conagra Brands, Inc.	158,002	5,940,875
Mondelez International, Inc. Class A	3,900	228,267
Tyson Foods, Inc. Class A	109,899	8,165,496
		14,334,638
Health Care – Products — 1.9%
Medtronic PLC	59,374	7,013,851
Zimmer Biomet Holdings, Inc.	12,923	2,068,714
		9,082,565

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 1.8%
Anthem, Inc.	23,292	$8,360,663
Household Products & Wares — 1.1%
Kimberly-Clark Corp.	35,451	4,929,462
Pharmaceuticals — 7.7%
AbbVie, Inc.	69,606	7,532,761
AstraZeneca PLC Sponsored ADR (b)	13,800	686,136
Becton Dickinson and Co.	25,377	6,170,418
CVS Health Corp.	67,692	5,092,469
GlaxoSmithKline PLC	52,075	924,339
GlaxoSmithKline PLC Sponsored ADR (b)	12,708	453,549
Johnson & Johnson	36,410	5,983,983
Merck & Co., Inc.	20,212	1,558,143
Pfizer, Inc.	109,101	3,952,729
Sanofi	25,350	2,505,541
Sanofi Sponsored ADR	11,946	590,849
		35,450,917
		90,829,930
Energy — 6.6%
Oil & Gas — 4.7%
Chevron Corp.	13,586	1,423,677
ConocoPhillips	9,500	503,215
EOG Resources, Inc.	64,987	4,713,507
Exxon Mobil Corp.	72,556	4,050,801
Hess Corp.	14,500	1,026,020
Occidental Petroleum Corp.	29,895	795,805
TOTAL SE (b)	181,389	8,447,976
TOTAL SE Sponsored ADR	14,600	679,484
		21,640,485
Oil & Gas Services — 0.5%
Halliburton Co.	115,344	2,475,282
Pipelines — 1.4%
Enbridge, Inc.	23,593	858,785
Targa Resources Corp.	58,853	1,868,583
TC Energy Corp.	78,921	3,610,636
		6,338,004
		30,453,771
Financial — 27.1%
Banks — 11.7%
Bank of America Corp.	48,477	1,875,575
The Bank of New York Mellon Corp.	45,600	2,156,424
Citizens Financial Group, Inc.	28,900	1,275,935
Fifth Third Bancorp	205,023	7,678,111
The Goldman Sachs Group, Inc.	10,900	3,564,300
JP Morgan Chase & Co.	31,523	4,798,746
Morgan Stanley	100,313	7,790,308
The PNC Financial Services Group, Inc.	29,953	5,254,056
State Street Corp.	48,248	4,053,314
Wells Fargo & Co.	404,945	15,821,201
		54,267,970
Diversified Financial Services — 1.4%
The Charles Schwab Corp.	32,200	2,098,796
Franklin Resources, Inc.	42,416	1,255,514
Raymond James Financial, Inc.	25,763	3,157,513
		6,511,823
Insurance — 9.3%
American International Group, Inc.	212,477	9,818,562
Chubb Ltd.	58,464	9,235,558
Equitable Holdings, Inc.	132,649	4,327,011
The Hartford Financial Services Group, Inc.	4,400	293,876
Loews Corp.	132,629	6,801,215
Marsh & McLennan Cos., Inc.	9,604	1,169,767
MetLife, Inc.	173,418	10,542,080
Willis Towers Watson PLC	4,111	940,926
		43,128,995
Real Estate Investment Trusts (REITS) — 4.7%
Equity Residential	89,159	6,386,459
Rayonier, Inc.	112,642	3,632,705
SL Green Realty Corp. (b)	21,681	1,517,453
Welltower, Inc.	18,297	1,310,614
Weyerhaeuser Co.	242,125	8,619,650
		21,466,881
		125,375,669
Industrial — 11.1%
Aerospace & Defense — 2.8%
The Boeing Co.	23,424	5,966,561
L3 Harris Technologies, Inc.	34,621	7,016,985
		12,983,546

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.3%
Johnson Controls International PLC	22,323	$1,332,014
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,200	1,461,564
Electronics — 0.3%
TE Connectivity Ltd.	10,700	1,381,477
Environmental Controls — 0.7%
Stericycle, Inc. (a)	45,035	3,040,313
Hand & Machine Tools — 0.7%
Snap-on, Inc.	15,080	3,479,559
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	14,051	3,258,005
Machinery – Diversified — 0.1%
Flowserve Corp.	8,973	348,242
Miscellaneous - Manufacturing — 3.1%
3M Co.	1,800	346,824
General Electric Co.	1,049,440	13,779,147
		14,125,971
Transportation — 2.1%
United Parcel Service, Inc. Class B	58,310	9,912,117
		51,322,808
Technology — 7.6%
Semiconductors — 5.7%
Applied Materials, Inc.	56,619	7,564,298
NXP Semiconductor NV	10,700	2,154,338
QUALCOMM, Inc.	85,552	11,343,340
Texas Instruments, Inc.	28,244	5,337,834
		26,399,810
Software — 1.9%
Citrix Systems, Inc.	16,700	2,344,012
Microsoft Corp.	26,427	6,230,694
		8,574,706
		34,974,516
Utilities — 7.8%
Electric — 6.2%
Ameren Corp.	39,900	3,246,264
Edison International	42,486	2,489,679
Entergy Corp.	11,500	1,143,905
NextEra Energy, Inc.	36,716	2,776,097
Sempra Energy	52,095	6,906,755
The Southern Co.	191,343	11,893,881
		28,456,581
Gas — 1.6%
NiSource, Inc.	312,854	7,542,910
		35,999,491
TOTAL COMMON STOCK (Cost $331,042,700)		458,715,504

Preferred Stock — 1.3%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.000% (b)	34,531	1,855,005
Utilities — 0.9%
Electric — 0.9%
NextEra Energy, Inc. Convertible 5.279%	29,376	1,454,993
Sempra Energy Convertible 6.750% (b)	7,448	779,508
The Southern Co. Convertible 6.750%	38,614	1,966,611
		4,201,112

TOTAL PREFERRED STOCK (Cost $5,824,335)		6,056,117

TOTAL EQUITIES (Cost $336,867,035)		464,771,621

MML Equity Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.3%

Corporate Debt — 0.3%
Insurance — 0.3%
AXA SA Convertible 7.250% 5/15/21 (c)	$1,046,000	$1,467,669

TOTAL CORPORATE DEBT (Cost $1,048,094)		1,467,669

TOTAL BONDS & NOTES (Cost $1,048,094)		1,467,669

	Number of Shares
Mutual Funds — 3.0%
Diversified Financial Services — 3.0%
State Street Navigator Securities Lending Prime Portfolio (d)	13,882,436	13,882,436

TOTAL MUTUAL FUNDS (Cost $13,882,436)		13,882,436

TOTAL LONG-TERM INVESTMENTS (Cost $351,797,565)		480,121,726

Short-Term Investments — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$3,515,472	3,515,472

TOTAL SHORT-TERM INVESTMENTS (Cost $3,516,547)		3,516,547

TOTAL INVESTMENTS — 104.6% (Cost $355,314,112) (f)		483,638,273

Other Assets/(Liabilities) — (4.6)%		(21,321,689)

NET ASSETS — 100.0%		$462,316,584

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $13,636,347 or 2.95% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $299,022 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $1,467,669 or 0.32% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,515,472. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,585,794.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 99.1%

Common Stock — 99.1%
Basic Materials — 2.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,431	$1,246,618
Albemarle Corp.	2,347	342,920
Celanese Corp.	2,270	340,069
CF Industries Holdings, Inc.	4,283	194,363
Dow, Inc.	14,943	955,455
DuPont de Nemours, Inc.	10,751	830,837
Eastman Chemical Co.	2,733	300,958
Ecolab, Inc.	4,978	1,065,640
FMC Corp.	2,569	284,157
International Flavors & Fragrances, Inc.	4,984	695,816
Linde PLC	10,469	2,932,786
LyondellBasell Industries NV Class A	5,151	535,962
The Mosaic Co.	6,909	218,393
PPG Industries, Inc.	4,733	711,181
The Sherwin-Williams Co.	1,616	1,192,624
		11,847,779
Forest Products & Paper — 0.1%
International Paper Co.	7,870	425,531
Iron & Steel — 0.1%
Nucor Corp.	5,933	476,242
Mining — 0.3%
Freeport-McMoRan, Inc. (a)	29,124	959,053
Newmont Corp.	15,979	963,054
		1,922,107
		14,671,659
Communications — 16.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	7,788	227,410
Omnicom Group, Inc.	4,327	320,847
		548,257
Internet — 11.2%
Alphabet, Inc. Class A (a)	6,018	12,412,245
Alphabet, Inc. Class C (a)	5,767	11,929,789
Amazon.com, Inc. (a)	8,564	26,497,701
Booking Holdings, Inc. (a)	819	1,908,139
CDW Corp.	2,808	465,426
eBay, Inc.	12,950	793,058
Etsy, Inc. (a)	2,527	509,620
Expedia Group, Inc.	2,780	478,494
F5 Networks, Inc. (a)	1,232	257,020
Facebook, Inc. Class A (a)	48,133	14,176,612
Netflix, Inc. (a)	8,865	4,624,516
NortonLifeLock, Inc.	11,545	245,447
Twitter, Inc. (a)	15,942	1,014,389
VeriSign, Inc. (a)	1,980	393,545
		75,706,001
Media — 2.2%
Charter Communications, Inc. Class A (a)	2,833	1,748,018
Comcast Corp. Class A	91,425	4,947,007
Discovery, Inc. Class A (a) (b)	3,279	142,505
Discovery, Inc. Class C (a)	5,763	212,597
DISH Network Corp. Class A (a)	4,949	179,154
Fox Corp. Class A	6,643	239,879
Fox Corp. Class B	3,080	107,584
News Corp. Class A	7,773	197,667
News Corp. Class B	2,495	58,533
ViacomCBS, Inc. Class B	11,755	530,150
The Walt Disney Co. (a)	36,330	6,703,612
		15,066,706
Telecommunications — 2.5%
Arista Networks, Inc. (a)	1,107	334,192
AT&T, Inc.	142,623	4,317,198
Cisco Systems, Inc.	84,492	4,369,081
Corning, Inc.	15,424	671,098
Juniper Networks, Inc.	6,485	164,265
Lumen Technologies, Inc.	19,888	265,505
Motorola Solutions, Inc.	3,371	633,917
T-Mobile US, Inc. (a)	11,694	1,465,141
Verizon Communications, Inc.	82,769	4,813,018
		17,033,415
		108,354,379

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.7%
Airlines — 0.3%
Alaska Air Group, Inc.	2,508	$173,579
American Airlines Group, Inc.	12,784	305,537
Delta Air Lines, Inc.	12,756	615,860
Southwest Airlines Co.	11,818	721,607
United Airlines Holdings, Inc. (a)	6,366	366,300
		2,182,883
Apparel — 0.7%
Hanesbrands, Inc.	6,970	137,100
NIKE, Inc. Class B	25,454	3,382,582
PVH Corp.	1,421	150,200
Ralph Lauren Corp.	968	119,219
Tapestry, Inc.	5,553	228,839
Under Armour, Inc. Class A (a)	3,793	84,053
Under Armour, Inc. Class C (a)	3,992	73,692
VF Corp.	6,404	511,808
		4,687,493
Auto Manufacturers — 2.1%
Cummins, Inc.	2,967	768,779
Ford Motor Co. (a)	78,317	959,383
General Motors Co.	25,407	1,459,886
PACCAR, Inc.	6,943	645,144
Tesla, Inc. (a)	15,363	10,261,409
		14,094,601
Auto Parts & Equipment — 0.1%
Aptiv PLC	5,412	746,315
BorgWarner, Inc.	4,740	219,746
		966,061
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,165	452,361
Fastenal Co.	11,508	578,622
LKQ Corp. (a)	5,597	236,921
Pool Corp.	799	275,847
W.W. Grainger, Inc.	877	351,615
		1,895,366
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	4,170	364,666
Live Nation Entertainment, Inc. (a)	2,864	242,438
Penn National Gaming, Inc. (a)	2,978	312,214
		919,318
Home Builders — 0.3%
D.R. Horton, Inc.	6,634	591,222
Lennar Corp. Class A	5,469	553,627
NVR, Inc. (a)	69	325,054
PulteGroup, Inc.	5,348	280,449
		1,750,352
Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,691	122,844
Whirlpool Corp.	1,251	275,658
		398,502
Housewares — 0.0%
Newell Brands, Inc.	7,554	202,296
Leisure Time — 0.1%
Carnival Corp.	15,984	424,215
Norwegian Cruise Line Holdings Ltd. (a)	7,198	198,593
Royal Caribbean Cruises Ltd.	4,386	375,486
		998,294
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	5,557	671,953
Las Vegas Sands Corp.	6,583	399,983
Marriott International, Inc. Class A	5,329	789,278
MGM Resorts International	8,212	311,974
Wynn Resorts Ltd.	2,120	265,784
		2,438,972

Retail — 5.2%
Advance Auto Parts, Inc.	1,314	241,106
AutoZone, Inc. (a)	445	624,913
Best Buy Co., Inc.	4,616	529,963
CarMax, Inc. (a)	3,236	429,288
Chipotle Mexican Grill, Inc. (a)	565	802,763
Costco Wholesale Corp.	8,863	3,124,030
Darden Restaurants, Inc.	2,608	370,336
Dollar General Corp.	4,908	994,459
Dollar Tree, Inc. (a)	4,712	539,336
Domino's Pizza, Inc.	771	283,566
The Gap, Inc. (a)	4,049	120,579
Genuine Parts Co.	2,871	331,859
The Home Depot, Inc.	21,545	6,576,611
L Brands, Inc.	4,680	289,505
Lowe's Cos., Inc.	14,628	2,781,953
McDonald's Corp.	14,908	3,341,479
O'Reilly Automotive, Inc. (a)	1,409	714,715
Ross Stores, Inc.	7,133	855,318
Starbucks Corp.	23,574	2,575,931
Target Corp.	10,010	1,982,681
The TJX Cos., Inc.	23,991	1,587,005
Tractor Supply Co.	2,333	413,128
Ulta Beauty, Inc. (a)	1,129	349,053
Walgreens Boots Alliance, Inc.	14,311	785,674
Walmart, Inc.	27,722	3,765,479
Yum! Brands, Inc.	5,984	647,349
		35,058,079

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,169	$224,810
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,551	245,202
		66,062,229
Consumer, Non-cyclical — 20.0%
Agriculture — 0.8%
Altria Group, Inc.	37,147	1,900,441
Archer-Daniels-Midland Co.	11,146	635,322
Philip Morris International, Inc.	31,135	2,762,920
		5,298,683
Beverages — 1.5%
Brown-Forman Corp. Class B	3,655	252,085
The Coca-Cola Co.	77,639	4,092,352
Constellation Brands, Inc. Class A	3,396	774,288
Molson Coors Beverage Co. Class B	3,763	192,477
Monster Beverage Corp. (a)	7,406	674,613
PepsiCo, Inc.	27,619	3,906,708
		9,892,523
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	4,387	670,816
Amgen, Inc.	11,565	2,877,488
Bio-Rad Laboratories, Inc. Class A (a)	431	246,174
Biogen, Inc. (a)	3,046	852,118
Corteva, Inc.	14,931	696,083
Gilead Sciences, Inc.	25,127	1,623,958
Illumina, Inc. (a)	2,914	1,119,151
Incyte Corp. (a)	3,730	303,137
Regeneron Pharmaceuticals, Inc. (a)	2,111	998,799
Vertex Pharmaceuticals, Inc. (a)	5,192	1,115,709
		10,503,433
Commercial Services — 2.3%
Automatic Data Processing, Inc.	8,551	1,611,607
Cintas Corp.	1,762	601,388
Equifax, Inc.	2,438	441,595
FleetCor Technologies, Inc. (a)	1,670	448,612
Gartner, Inc. (a)	1,764	322,018
Global Payments, Inc.	5,917	1,192,749
IHS Markit Ltd.	7,470	722,947
MarketAxess Holdings, Inc.	761	378,917
Moody's Corp.	3,212	959,135
Nielsen Holdings PLC	7,141	179,596
PayPal Holdings, Inc. (a)	23,438	5,691,684
Quanta Services, Inc.	2,780	244,584
Robert Half International, Inc.	2,283	178,234
Rollins, Inc.	4,433	152,584
S&P Global, Inc.	4,810	1,697,305
United Rentals, Inc. (a)	1,445	475,853
Verisk Analytics, Inc.	3,259	575,833
		15,874,641
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	17,005	1,340,504
The Estee Lauder Cos., Inc. Class A	4,597	1,337,038
The Procter & Gamble Co.	49,280	6,673,990
		9,351,532
Food — 1.1%
Campbell Soup Co.	4,054	203,794
Conagra Brands, Inc.	9,786	367,954
General Mills, Inc.	12,249	751,109
The Hershey Co.	2,919	461,669
Hormel Foods Corp.	5,626	268,810
The J.M. Smucker Co.	2,209	279,505
Kellogg Co.	5,090	322,197
The Kraft Heinz Co.	12,985	519,400
The Kroger Co.	15,233	548,236
Lamb Weston Holdings, Inc.	2,932	227,171
McCormick & Co., Inc.	4,982	444,195
Mondelez International, Inc. Class A	28,290	1,655,814
Sysco Corp.	10,208	803,778
Tyson Foods, Inc. Class A	5,890	437,627
		7,291,259
Health Care – Products — 3.8%
Abbott Laboratories	35,444	4,247,609
ABIOMED, Inc. (a)	898	286,220
Align Technology, Inc. (a)	1,438	778,720
Baxter International, Inc.	10,110	852,677
Boston Scientific Corp. (a)	28,408	1,097,969
The Cooper Cos., Inc.	982	377,176
Danaher Corp.	12,674	2,852,664
Dentsply Sirona, Inc.	4,377	279,296
Edwards Lifesciences Corp. (a)	12,492	1,044,831
Hologic, Inc. (a)	5,149	382,983
IDEXX Laboratories, Inc. (a)	1,710	836,720
Intuitive Surgical, Inc. (a)	2,356	1,740,943
Medtronic PLC	26,982	3,187,384
PerkinElmer, Inc.	2,244	287,883
ResMed, Inc.	2,904	563,434
Steris PLC	1,709	325,530
Stryker Corp.	6,553	1,596,180
Teleflex, Inc.	933	387,624
Thermo Fisher Scientific, Inc.	7,884	3,598,100
Varian Medical Systems, Inc. (a)	1,830	323,050
West Pharmaceutical Services, Inc.	1,481	417,316
Zimmer Biomet Holdings, Inc.	4,152	664,652
		26,128,961

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.1%
Anthem, Inc.	4,906	$1,761,009
Catalent, Inc. (a)	3,426	360,792
Centene Corp. (a)	11,619	742,570
DaVita, Inc. (a)	1,425	153,572
HCA Healthcare, Inc.	5,316	1,001,215
Humana, Inc.	2,583	1,082,923
IQVIA Holdings, Inc. (a)	3,816	737,022
Laboratory Corp. of America Holdings (a)	1,951	497,564
Quest Diagnostics, Inc.	2,653	340,486
UnitedHealth Group, Inc.	18,917	7,038,448
Universal Health Services, Inc. Class B	1,569	209,289
		13,924,890
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,670	306,695
Church & Dwight Co., Inc.	4,879	426,181
The Clorox Co.	2,527	487,408
Kimberly-Clark Corp.	6,747	938,170
		2,158,454
Pharmaceuticals — 5.2%
AbbVie, Inc.	35,313	3,821,573
AmerisourceBergen Corp.	2,947	347,952
Becton Dickinson and Co.	5,813	1,413,431
Bristol-Myers Squibb Co.	44,861	2,832,075
Cardinal Health, Inc.	5,876	356,967
Cigna Corp.	7,048	1,703,783
CVS Health Corp.	26,231	1,973,358
DexCom, Inc. (a)	1,925	691,826
Eli Lilly and Co.	15,915	2,973,240
Henry Schein, Inc. (a)	2,819	195,188
Johnson & Johnson	52,607	8,645,960
McKesson Corp.	3,170	618,277
Merck & Co., Inc.	50,599	3,900,677
Perrigo Co. PLC	2,613	105,748
Pfizer, Inc.	111,655	4,045,261
Viatris, Inc. (a)	24,172	337,683
Zoetis, Inc.	9,494	1,495,115
		35,458,114
		135,882,490
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	2,592	420,319
Oil & Gas — 2.3%
APA Corp.	7,562	135,360
Cabot Oil & Gas Corp.	7,989	150,033
Chevron Corp.	38,524	4,036,930
ConocoPhillips	27,069	1,433,845
Devon Energy Corp.	11,851	258,944
Diamondback Energy, Inc.	3,373	247,882
EOG Resources, Inc.	11,694	848,166
Exxon Mobil Corp.	84,668	4,727,014
Hess Corp.	5,477	387,553
HollyFrontier Corp.	2,985	106,803
Marathon Oil Corp.	15,920	170,026
Marathon Petroleum Corp.	13,040	697,510
Occidental Petroleum Corp.	16,797	447,136
Phillips 66	8,754	713,801
Pioneer Natural Resources Co.	4,114	653,385
Valero Energy Corp.	8,173	585,187
		15,599,575
Oil & Gas Services — 0.2%
Baker Hughes Co.	14,600	315,506
Halliburton Co.	17,712	380,099
Nov, Inc.	7,824	107,345
Schlumberger NV	28,051	762,707
		1,565,657
Pipelines — 0.2%
Kinder Morgan, Inc.	38,984	649,084
ONEOK, Inc.	8,905	451,127
The Williams Cos., Inc.	24,313	575,975
		1,676,186
		19,261,737
Financial — 15.1%
Banks — 5.3%
Bank of America Corp.	152,060	5,883,202
The Bank of New York Mellon Corp.	16,113	761,984
Citigroup, Inc.	41,791	3,040,295
Citizens Financial Group, Inc.	8,536	376,864
Comerica, Inc.	2,776	199,150
Fifth Third Bancorp	14,263	534,149
First Republic Bank	3,533	589,128
The Goldman Sachs Group, Inc.	6,878	2,249,106
Huntington Bancshares, Inc.	20,223	317,906
JP Morgan Chase & Co.	61,044	9,292,728
KeyCorp	19,282	385,254
M&T Bank Corp.	2,565	388,880
Morgan Stanley	30,000	2,329,800
Northern Trust Corp.	4,168	438,099
The PNC Financial Services Group, Inc.	8,491	1,489,406
Regions Financial Corp.	19,208	396,837
State Street Corp.	7,014	589,246
SVB Financial Group (a)	1,080	533,153
Truist Financial Corp.	26,919	1,569,916
US Bancorp	27,311	1,510,572
Wells Fargo & Co.	82,662	3,229,604
Zions Bancorp NA	3,317	182,302
		36,287,581

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.0%
American Express Co.	13,041	$1,844,519
Ameriprise Financial, Inc.	2,327	540,911
BlackRock, Inc.	2,843	2,143,508
Capital One Financial Corp.	9,205	1,171,152
Cboe Global Markets, Inc.	2,125	209,716
The Charles Schwab Corp.	29,974	1,953,705
CME Group, Inc.	7,173	1,464,942
Discover Financial Services	6,142	583,429
Franklin Resources, Inc.	5,452	161,379
Intercontinental Exchange, Inc.	11,250	1,256,400
Invesco Ltd.	7,449	187,864
Mastercard, Inc. Class A	17,546	6,247,253
Nasdaq, Inc.	2,299	339,011
Raymond James Financial, Inc.	2,457	301,130
Synchrony Financial	10,875	442,178
T. Rowe Price Group, Inc.	4,573	784,727
Visa, Inc. Class A	33,945	7,187,175
The Western Union Co.	8,290	204,431
		27,023,430
Insurance — 3.3%
Aflac, Inc.	12,854	657,868
The Allstate Corp.	6,042	694,226
American International Group, Inc.	17,263	797,723
Aon PLC Class A	4,531	1,042,628
Arthur J Gallagher & Co.	3,893	485,730
Assurant, Inc.	1,143	162,043
Berkshire Hathaway, Inc. Class B (a)	38,149	9,745,925
Chubb Ltd.	8,996	1,421,098
Cincinnati Financial Corp.	3,018	311,126
Everest Re Group Ltd.	799	198,000
Globe Life, Inc.	1,880	181,664
The Hartford Financial Services Group, Inc.	7,175	479,218
Lincoln National Corp.	3,636	226,414
Loews Corp.	4,522	231,888
Marsh & McLennan Cos., Inc.	10,166	1,238,219
MetLife, Inc.	15,076	916,470
Principal Financial Group, Inc.	5,038	302,079
The Progressive Corp.	11,738	1,122,270
Prudential Financial, Inc.	7,923	721,785
The Travelers Cos., Inc.	5,033	756,963
Unum Group	4,121	114,687
W.R. Berkley Corp.	2,813	211,960
Willis Towers Watson PLC	2,584	591,426
		22,611,410
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	6,722	531,777
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc.	2,556	419,951
American Tower Corp.	8,882	2,123,331
AvalonBay Communities, Inc.	2,796	515,890
Boston Properties, Inc.	2,836	287,173
Crown Castle International Corp.	8,617	1,483,244
Digital Realty Trust, Inc.	5,615	790,817
Duke Realty Corp.	7,507	314,768
Equinix, Inc.	1,786	1,213,748
Equity Residential	6,859	491,310
Essex Property Trust, Inc.	1,306	355,023
Extra Space Storage, Inc.	2,657	352,185
Federal Realty Investment Trust	1,393	141,320
Healthpeak Properties, Inc.	10,755	341,364
Host Hotels & Resorts, Inc.	14,226	239,708
Iron Mountain, Inc. (b)	5,771	213,585
Kimco Realty Corp.	8,543	160,181
Mid-America Apartment Communities, Inc.	2,288	330,296
Prologis, Inc.	14,776	1,566,256
Public Storage	3,048	752,124
Realty Income Corp.	7,503	476,440
Regency Centers Corp.	3,156	178,977
SBA Communications Corp.	2,189	607,557
Simon Property Group, Inc.	6,571	747,583
UDR, Inc.	5,985	262,502
Ventas, Inc.	7,503	400,210
Vornado Realty Trust	3,153	143,115
Welltower, Inc.	8,360	598,827
Weyerhaeuser Co.	14,955	532,398
		16,039,883

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.0%
People's United Financial, Inc.	8,629	$154,459
		102,648,540
Industrial — 8.4%
Aerospace & Defense — 1.6%
The Boeing Co.	10,979	2,796,571
General Dynamics Corp.	4,627	840,078
Howmet Aerospace, Inc.	7,870	252,863
L3 Harris Technologies, Inc.	4,124	835,852
Lockheed Martin Corp.	4,935	1,823,483
Northrop Grumman Corp.	3,107	1,005,549
Raytheon Technologies Corp.	30,375	2,347,076
Teledyne Technologies, Inc. (a)	738	305,274
TransDigm Group, Inc. (a)	1,091	641,421
		10,848,167
Building Materials — 0.4%
Carrier Global Corp.	16,328	689,368
Fortune Brands Home & Security, Inc.	2,782	266,571
Johnson Controls International PLC	14,377	857,876
Martin Marietta Materials, Inc.	1,248	419,104
Masco Corp.	5,108	305,969
Vulcan Materials Co.	2,655	448,031
		2,986,919
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,609	588,708
Emerson Electric Co.	11,986	1,081,377
Generac Holdings, Inc. (a)	1,260	412,587
		2,082,672
Electronics — 1.3%
Agilent Technologies, Inc.	6,079	772,884
Allegion PLC	1,798	225,865
Amphenol Corp. Class A	11,988	790,848
FLIR Systems, Inc.	2,626	148,290
Fortive Corp.	6,752	476,961
Garmin Ltd.	2,986	393,704
Honeywell International, Inc.	13,925	3,022,700
Keysight Technologies, Inc. (a)	3,712	532,301
Mettler-Toledo International, Inc. (a)	468	540,863
TE Connectivity Ltd.	6,627	855,612
Trimble, Inc. (a)	5,011	389,806
Waters Corp. (a)	1,243	353,223
		8,503,057
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	2,596	335,585
Environmental Controls — 0.2%
Pentair PLC	3,327	207,339
Republic Services, Inc.	4,213	418,561
Waste Management, Inc.	7,794	1,005,582
		1,631,482
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,085	250,353
Stanley Black & Decker, Inc.	3,210	640,941
		891,294
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	10,920	2,532,020
Machinery – Diversified — 0.8%
Deere & Co.	6,266	2,344,361
Dover Corp.	2,881	395,072
IDEX Corp.	1,516	317,329
Ingersoll Rand, Inc. (a)	7,447	366,467
Otis Worldwide Corp.	8,161	558,620
Rockwell Automation, Inc.	2,328	617,944
Westinghouse Air Brake Technologies Corp.	3,525	279,039
Xylem, Inc.	3,610	379,700
		5,258,532
Miscellaneous - Manufacturing — 1.3%
3M Co.	11,598	2,234,703
A.O. Smith Corp.	2,711	183,291
Eaton Corp. PLC	7,950	1,099,326
General Electric Co.	175,271	2,301,308
Illinois Tool Works, Inc.	5,774	1,279,057
Parker-Hannifin Corp.	2,581	814,125
Textron, Inc.	4,502	252,472
Trane Technologies PLC	4,758	787,734
		8,952,016

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.2%
Amcor PLC	31,399	$366,740
Ball Corp.	6,552	555,217
Packaging Corp. of America	1,898	255,243
Sealed Air Corp.	3,054	139,934
WestRock Co.	5,303	276,021
		1,593,155
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	809	166,533
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,656	253,462
CSX Corp.	15,234	1,468,862
Expeditors International of Washington, Inc.	3,393	365,392
FedEx Corp.	4,885	1,387,535
J.B. Hunt Transport Services, Inc.	1,672	281,013
Kansas City Southern	1,827	482,182
Norfolk Southern Corp.	5,048	1,355,489
Old Dominion Freight Line, Inc.	1,909	458,943
Union Pacific Corp.	13,412	2,956,139
United Parcel Service, Inc. Class B	14,403	2,448,366
		11,457,383
		57,238,815
Technology — 22.2%
Computers — 7.1%
Accenture PLC Class A	12,682	3,503,402
Apple, Inc.	315,751	38,568,985
Cognizant Technology Solutions Corp. Class A	10,590	827,291
DXC Technology Co.	5,091	159,145
Fortinet, Inc. (a)	2,700	497,934
Hewlett Packard Enterprise Co.	26,165	411,837
HP, Inc.	25,091	796,639
International Business Machines Corp.	17,895	2,384,688
Leidos Holdings, Inc.	2,647	254,853
NetApp, Inc.	4,424	321,492
Seagate Technology PLC	4,030	309,302
Western Digital Corp.	6,096	406,908
		48,442,476
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,069	518,657
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a)	24,256	1,904,096
Analog Devices, Inc.	7,367	1,142,474
Applied Materials, Inc.	18,378	2,455,301
Broadcom, Inc.	8,172	3,789,030
Intel Corp.	81,305	5,203,520
IPG Photonics Corp. (a)	714	150,611
KLA Corp.	3,076	1,016,310
Lam Research Corp.	2,861	1,702,982
Maxim Integrated Products, Inc.	5,355	489,286
Microchip Technology, Inc.	5,401	838,343
Micron Technology, Inc. (a)	22,405	1,976,345
Monolithic Power Systems, Inc.	864	305,173
NVIDIA Corp.	12,401	6,621,266
NXP Semiconductor NV	5,553	1,118,041
Qorvo, Inc. (a)	2,255	411,989
QUALCOMM, Inc.	22,745	3,015,760
Skyworks Solutions, Inc.	3,288	603,282
Teradyne, Inc.	3,328	404,951
Texas Instruments, Inc.	18,405	3,478,361
Xilinx, Inc.	4,913	608,721
		37,235,842
Software — 9.5%
Activision Blizzard, Inc.	15,491	1,440,663
Adobe, Inc. (a)	9,595	4,561,175
Akamai Technologies, Inc. (a)	3,261	332,296
ANSYS, Inc. (a)	1,742	591,514
Autodesk, Inc. (a)	4,407	1,221,400
Broadridge Financial Solutions, Inc.	2,314	354,273
Cadence Design Systems, Inc. (a)	5,590	765,774
Cerner Corp.	6,141	441,415
Citrix Systems, Inc.	2,467	346,268
Electronic Arts, Inc.	5,739	776,888
Fidelity National Information Services, Inc.	12,435	1,748,485
Fiserv, Inc. (a)	11,524	1,371,817
Intuit, Inc.	5,480	2,099,169
Jack Henry & Associates, Inc.	1,508	228,794
Microsoft Corp.	150,898	35,577,222
MSCI, Inc.	1,647	690,554
Oracle Corp.	37,105	2,603,658
Paychex, Inc.	6,409	628,210
Paycom Software, Inc. (a)	982	363,399
Roper Technologies, Inc.	2,102	847,821
salesforce.com, Inc. (a)	18,372	3,892,476
ServiceNow, Inc. (a)	3,928	1,964,432
Synopsys, Inc. (a)	3,040	753,251
Take-Two Interactive Software, Inc. (a)	2,305	407,294
Tyler Technologies, Inc. (a)	808	343,020
		64,351,268
		150,548,243

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.7%
Electric — 2.5%
AES Corp.	13,328	$357,324
Alliant Energy Corp.	5,029	272,371
Ameren Corp.	5,081	413,390
American Electric Power Co., Inc.	9,952	842,934
CenterPoint Energy, Inc.	11,129	252,072
CMS Energy Corp.	5,817	356,117
Consolidated Edison, Inc.	6,856	512,829
Dominion Energy, Inc.	16,102	1,223,108
DTE Energy Co.	3,878	516,317
Duke Energy Corp.	15,375	1,484,149
Edison International	7,584	444,422
Entergy Corp.	4,009	398,775
Evergy, Inc.	4,543	270,445
Eversource Energy	6,873	595,133
Exelon Corp.	19,550	855,117
FirstEnergy Corp.	10,875	377,254
NextEra Energy, Inc.	39,186	2,962,853
NRG Energy, Inc.	4,890	184,500
Pinnacle West Capital Corp.	2,251	183,119
PPL Corp.	15,395	443,992
Public Service Enterprise Group, Inc.	10,136	610,288
Sempra Energy	6,061	803,567
The Southern Co.	21,107	1,312,011
WEC Energy Group, Inc.	6,324	591,863
Xcel Energy, Inc.	10,765	715,980
		16,979,930
Gas — 0.1%
Atmos Energy Corp.	2,586	255,626
NiSource, Inc.	7,929	191,169
		446,795
Water — 0.1%
American Water Works Co., Inc.	3,634	544,809
		17,971,534

TOTAL COMMON STOCK (Cost $356,148,367)		672,639,626

TOTAL EQUITIES (Cost $356,148,367)		672,639,626

Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	2,581	2,581

TOTAL MUTUAL FUNDS (Cost $2,581)		2,581

TOTAL LONG-TERM INVESTMENTS (Cost $356,150,948)		672,642,207

	Principal Amount

Short-Term Investments — 0.9%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$5,540,177	5,540,177
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.000% 7/15/21 (e)	860,000	859,965

TOTAL SHORT-TERM INVESTMENTS (Cost $6,400,026)		6,400,142

TOTAL INVESTMENTS — 100.0% (Cost $362,550,974) (f)		679,042,349

Other Assets/(Liabilities) — (0.0)%		(112,047)

NET ASSETS — 100.0%		$678,930,302

MML Equity Index Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $214,816 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $216,770 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,540,177. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $5,651,057.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2)
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/18/21	35	$6,849,167	$93,783

MML Focused Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%

Basic Materials — 6.4%
Chemicals — 6.4%
Ecolab, Inc.	37,729	$8,076,647
Linde PLC	36,486	10,221,188
		18,297,835
Consumer, Cyclical — 13.5%
Apparel — 3.8%
NIKE, Inc. Class B	82,523	10,966,482
Retail — 9.7%
McDonald's Corp.	59,256	13,281,640
The TJX Cos., Inc.	217,068	14,359,048
		27,640,688
		38,607,170
Consumer, Non-cyclical — 39.0%
Beverages — 12.9%
The Coca-Cola Co.	207,808	10,953,560
Diageo PLC	330,178	13,578,864
PepsiCo, Inc.	88,245	12,482,255
		37,014,679
Cosmetics & Personal Care — 6.3%
Colgate-Palmolive Co.	160,017	12,614,140
The Procter & Gamble Co.	40,390	5,470,018
		18,084,158
Health Care – Products — 9.4%
Baxter International, Inc.	105,834	8,926,040
Danaher Corp.	17,651	3,972,887
Medtronic PLC	117,968	13,935,560
		26,834,487
Health Care – Services — 5.1%
UnitedHealth Group, Inc.	39,503	14,697,881
Pharmaceuticals — 5.3%
Johnson & Johnson	92,921	15,271,566
		111,902,771
Financial — 20.1%
Diversified Financial Services — 7.5%
American Express Co.	111,861	15,821,620
Visa, Inc. Class A	26,568	5,625,242
		21,446,862
Insurance — 9.4%
Chubb Ltd.	75,897	11,989,449
Marsh & McLennan Cos., Inc.	123,915	15,092,847
		27,082,296
Real Estate Investment Trusts (REITS) — 3.2%
American Tower Corp.	16,206	3,874,207
Public Storage	21,753	5,367,770
		9,241,977
		57,771,135
Industrial — 14.4%
Aerospace & Defense — 8.0%
Lockheed Martin Corp.	24,534	9,065,313
Northrop Grumman Corp.	42,593	13,784,799
		22,850,112
Transportation — 6.4%
Canadian National Railway Co.	66,922	7,766,296
Union Pacific Corp.	48,332	10,652,856
		18,419,152
		41,269,264
Technology — 5.8%
Computers — 2.6%
Accenture PLC Class A	27,005	7,460,131
Software — 3.2%
Microsoft Corp.	38,900	9,171,453
		16,631,584

TOTAL COMMON STOCK (Cost $235,119,444)		284,479,759

TOTAL EQUITIES (Cost $235,119,444)		284,479,759

TOTAL LONG-TERM INVESTMENTS (Cost $235,119,444)		284,479,759

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 1.1%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (a)	$3,093,474	$3,093,474

TOTAL SHORT-TERM INVESTMENTS (Cost $3,093,474)		3,093,474

TOTAL INVESTMENTS — 100.3% (Cost $238,212,918) (b)		287,573,233

Other Assets/(Liabilities) — (0.3)%		(916,546)

NET ASSETS — 100.0%		$286,656,687

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $3,093,474. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,155,356.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Australia — 3.2%
Challenger Ltd.	367,700	$1,795,971
Lendlease Corp Ltd.	181,200	1,783,195
Macquarie Group Ltd.	28,600	3,316,038
Santos Ltd.	337,100	1,824,208
		8,719,412
Belgium — 2.5%
Anheuser-Busch InBev SA	12,500	788,069
Groupe Bruxelles Lambert SA	24,400	2,523,610
KBC Group NV (a)	47,600	3,456,488
		6,768,167
Cayman Islands — 2.2%
CK Asset Holdings Ltd.	371,500	2,258,189
CK Hutchison Holdings Ltd.	479,500	3,825,961
		6,084,150
Denmark — 0.6%
AP Moller - Maersk A/S Class B	700	1,628,690
France — 8.8%
Arkema SA	17,100	2,072,360
Capgemini SE	16,000	2,723,376
Dassault Aviation SA (a)	900	1,001,795
Engie SA (a)	365,800	5,194,242
Rexel SA (a)	41,900	830,639
Sanofi	44,400	4,388,404
TOTAL SE	57,600	2,682,651
Ubisoft Entertainment SA (a)	24,600	1,871,974
Veolia Environnement SA	129,800	3,330,157
		24,095,598
Germany — 13.1%
Allianz SE Registered	12,900	3,284,087
BASF SE	32,300	2,682,726
Bayer AG Registered	11,700	740,383
Deutsche Boerse AG	19,100	3,174,699
Deutsche Post AG Registered	55,800	3,057,213
Fresenius SE & Co. KGaA	88,900	3,959,831
HeidelbergCement AG	50,100	4,550,241
Infineon Technologies AG	81,700	3,464,924
SAP SE	24,900	3,049,603
Siemens AG Registered	30,900	5,074,435
Siemens Energy AG (a)	50,100	1,798,515
Talanx AG (a)	25,900	1,098,372
		35,935,029
Ireland — 4.5%
AIB Group PLC (a)	608,700	1,582,670
DCC PLC	36,800	3,191,978
Linde PLC	9,500	2,661,330
Ryanair Holdings PLC Sponsored ADR (a)	10,000	1,150,000
Smurfit Kappa Group PLC	81,700	3,848,594
		12,434,572
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	23,000	2,575,310
Italy — 1.4%
Mediobanca Banca di Credito Finanziario SpA (a)	227,300	2,528,620
Prysmian SpA	40,600	1,321,946
		3,850,566
Japan — 24.8%
Astellas Pharma, Inc.	235,500	3,636,160
Denka Co. Ltd.	60,100	2,397,308
FANUC Corp.	13,100	3,117,606
Fujitsu Ltd.	15,800	2,293,266
Hitachi Ltd. (b)	70,100	3,184,398
Japan Airlines Co. Ltd. (a)	58,400	1,310,226
Kirin Holdings Co. Ltd.	106,700	2,045,832
Kyocera Corp.	42,000	2,674,183
Matsumotokiyoshi Holdings Co. Ltd.	28,800	1,285,960
Nintendo Co. Ltd.	7,000	3,918,230
Olympus Corp.	169,300	3,512,025
ORIX Corp.	284,900	4,824,283
Rakuten, Inc.	290,600	3,463,179
Sega Sammy Holdings, Inc.	118,400	1,851,776
Seven & i Holdings Co. Ltd.	131,800	5,326,332
Sony Corp.	77,300	8,138,256
Square Enix Holdings Co. Ltd.	29,800	1,658,188
Sumitomo Mitsui Financial Group, Inc.	114,400	4,159,924
Toshiba Corp.	112,300	3,804,833
Toyota Industries Corp.	61,200	5,472,361
		68,074,326
Luxembourg — 1.2%
ArcelorMittal SA (a)	116,200	3,371,995
Netherlands — 6.6%
Airbus SE (a)	5,500	622,960
ASML Holding NV	6,800	4,147,584
EXOR NV	15,000	1,270,045
Heineken Holding NV	42,700	3,801,053
Koninklijke Philips NV (a)	90,679	5,177,181
NXP Semiconductor NV	15,000	3,020,100
		18,038,923

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.9%
Mowi ASA	105,600	$2,619,715
Republic of Korea — 2.0%
Samsung Electronics Co. Ltd.	75,100	5,424,558
Singapore — 1.3%
DBS Group Holdings, Ltd.	167,000	3,602,513
Spain — 0.4%
Siemens Gamesa Renewable Energy SA	31,600	1,223,361
Sweden — 2.5%
Essity AB Class B (b)	41,700	1,317,468
Investor AB Class B	37,200	2,966,881
Lundin Energy AB	12,400	389,672
Volvo AB Class B (a)	92,598	2,342,931
		7,016,952
Switzerland — 9.3%
ABB Ltd. Registered	110,900	3,372,989
Alcon, Inc. (a)	43,400	3,038,677
Cie Financiere Richemont SA Registered	17,500	1,680,451
Nestle SA Registered	43,600	4,859,452
Novartis AG Registered	48,200	4,117,379
Roche Holding AG	10,600	3,426,339
UBS Group AG Registered	327,700	5,073,865
		25,569,152
United Kingdom — 13.2%
Ashtead Group PLC	34,500	2,058,549
Aviva PLC	800,000	4,503,673
Barratt Developments PLC (a)	119,900	1,234,852
BHP Group PLC ADR	18,300	1,058,838
The British Land Co. PLC	417,000	2,899,341
Bunzl PLC	54,800	1,754,753
Entain PLC (a)	111,300	2,330,056
Glencore PLC (a)	327,400	1,282,746
IG Group Holdings PLC	46,000	571,425
Imperial Brands PLC	106,600	2,193,149
Inchcape PLC (a)	181,900	1,884,978
Informa PLC (a)	160,800	1,241,438
Kingfisher PLC (a)	50,000	219,446
Liberty Global PLC Class C (a)	9,300	237,522
Persimmon PLC	67,500	2,736,892
Savills PLC (a)	17,000	267,738
Smith & Nephew PLC	97,500	1,841,053
Tesco PLC	1,124,605	3,549,146
Unilever PLC	79,600	4,442,193
		36,307,788

TOTAL COMMON STOCK (Cost $240,694,424)		273,340,777

TOTAL EQUITIES (Cost $240,694,424)		273,340,777

Mutual Funds — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	1,356,751	1,356,751

TOTAL MUTUAL FUNDS (Cost $1,356,751)		1,356,751

TOTAL LONG-TERM INVESTMENTS (Cost $242,051,175)		274,697,528

MML Foreign Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$457,123	$457,123

TOTAL SHORT-TERM INVESTMENTS (Cost $457,123)		457,123

TOTAL INVESTMENTS — 100.1% (Cost $242,508,298) (e)		275,154,651

Other Assets/(Liabilities) — (0.1)%		(184,271)

NET ASSETS — 100.0%		$274,970,380

Abbreviation Legend

ADR   American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $4,374,671 or 1.59% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,248,963 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $457,123. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $466,299.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Basic Materials — 0.5%
Chemicals — 0.5%
Valvoline, Inc.	32,789	$854,809
Communications — 17.2%
Internet — 12.2%
Airbnb, Inc. Class A (a)	3,100	582,614
Amazon.com, Inc. (a)	3,349	10,362,074
Booking Holdings, Inc. (a)	833	1,940,757
Facebook, Inc. Class A (a)	21,551	6,347,416
Netflix, Inc. (a)	4,504	2,349,556
Snap, Inc. Class A (a)	13,048	682,280
		22,264,697
Media — 1.7%
Comcast Corp. Class A	58,325	3,155,966
Telecommunications — 3.3%
Motorola Solutions, Inc.	12,964	2,437,880
Verizon Communications, Inc.	61,037	3,549,302
		5,987,182
		31,407,845
Consumer, Cyclical — 7.6%
Auto Manufacturers — 1.3%
General Motors Co.	40,243	2,312,363
Entertainment — 0.2%
Warner Music Group Corp. Class A	8,887	305,090
Home Builders — 0.9%
D.R. Horton, Inc.	18,716	1,667,970
Retail — 5.2%
CarMax, Inc. (a)	13,715	1,819,432
The Home Depot, Inc.	12,488	3,811,962
O'Reilly Automotive, Inc. (a)	3,140	1,592,765
Target Corp.	11,587	2,295,037
		9,519,196
		13,804,619
Consumer, Non-cyclical — 20.5%
Beverages — 1.6%
Constellation Brands, Inc. Class A	12,492	2,848,176
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	28,323	3,835,784
Food — 2.4%
The a2 Milk Co. Ltd. (a) (b)	46,450	275,697
Mondelez International, Inc. Class A	35,910	2,101,812
Sysco Corp.	25,255	1,988,579
		4,366,088
Health Care – Products — 2.5%
Alcon, Inc. (a)	11,024	773,664
Avantor, Inc. (a)	31,656	915,808
Thermo Fisher Scientific, Inc.	6,459	2,947,759
		4,637,231
Health Care – Services — 5.8%
HCA Healthcare, Inc.	24,556	4,624,877
UnitedHealth Group, Inc.	16,145	6,007,070
		10,631,947
Household Products & Wares — 0.4%
Reckitt Benckiser Group PLC	7,258	650,250
Pharmaceuticals — 5.7%
AstraZeneca PLC Sponsored ADR (b)	70,733	3,516,845
CVS Health Corp.	35,607	2,678,714
Eli Lilly and Co.	19,355	3,615,901
Neurocrine Biosciences, Inc. (a)	5,563	541,002
		10,352,462
		37,321,938
Energy — 1.8%
Oil & Gas — 1.2%
Cabot Oil & Gas Corp.	55,458	1,041,501
Valero Energy Corp.	16,428	1,176,245
		2,217,746
Pipelines — 0.6%
Magellan Midstream Partners LP (c)	26,353	1,142,666
		3,360,412
Financial — 16.4%
Banks — 3.8%
CIT Group, Inc.	8,885	457,666
JP Morgan Chase & Co.	43,209	6,577,706
		7,035,372

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 6.1%
Capital One Financial Corp.	31,272	$3,978,737
Intercontinental Exchange, Inc.	25,859	2,887,933
Mastercard, Inc. Class A	8,482	3,020,016
Rocket Cos., Inc. Class A (b)	51,601	1,191,467
		11,078,153
Insurance — 4.0%
Equitable Holdings, Inc.	123,542	4,029,940
The Progressive Corp.	33,627	3,215,078
		7,245,018
Real Estate Investment Trusts (REITS) — 2.5%
Prologis, Inc.	42,646	4,520,476
		29,879,019
Industrial — 10.9%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	7,543	2,787,138
Building Materials — 0.9%
Vulcan Materials Co.	9,832	1,659,150
Electronics — 1.5%
Honeywell International, Inc.	9,178	1,992,269
Hubbell, Inc.	3,751	701,024
		2,693,293
Environmental Controls — 0.7%
Waste Connections, Inc.	11,714	1,264,878
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	7,561	1,753,169
Machinery – Diversified — 1.7%
Otis Worldwide Corp.	29,296	2,005,311
Rockwell Automation, Inc.	4,305	1,142,719
		3,148,030
Transportation — 3.6%
Union Pacific Corp.	11,195	2,467,490
United Parcel Service, Inc. Class B	24,407	4,148,946
		6,616,436
		19,922,094
Technology — 23.1%
Computers — 3.7%
Accenture PLC Class A	10,056	2,777,970
Amdocs Ltd.	15,104	1,059,546
Apple, Inc.	24,223	2,958,839
		6,796,355
Semiconductors — 7.7%
Applied Materials, Inc.	42,185	5,635,916
QUALCOMM, Inc.	35,612	4,721,795
Texas Instruments, Inc.	19,257	3,639,381
		13,997,092
Software — 11.7%
Fiserv, Inc. (a)	24,755	2,946,835
Microsoft Corp.	61,623	14,528,855
Snowflake, Inc. Class A (a)	966	221,484
Workday, Inc. Class A (a)	7,585	1,884,342
Zynga, Inc. Class A (a)	173,310	1,769,495
		21,351,011
		42,144,458
Utilities — 1.9%
Electric — 1.4%
FirstEnergy Corp.	75,651	2,624,333
Water — 0.5%
American Water Works Co., Inc.	5,520	827,559
		3,451,892

TOTAL COMMON STOCK (Cost $140,427,579)		182,147,086

TOTAL EQUITIES (Cost $140,427,579)		182,147,086

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)	105,357	105,357

TOTAL MUTUAL FUNDS (Cost $105,357)		105,357

TOTAL LONG-TERM INVESTMENTS (Cost $140,532,936)		182,252,443

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$365,948	$365,948

TOTAL SHORT-TERM INVESTMENTS (Cost $365,948)		365,948

TOTAL INVESTMENTS — 100.2% (Cost $140,898,884) (f)		182,618,391

Other Assets/(Liabilities) — (0.2)%		(381,853)

NET ASSETS — 100.0%		$182,236,538

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $4,859,241 or 2.67% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,875,408 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $365,948. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $373,291.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 98.6%
Basic Materials — 4.1%
Chemicals — 2.6%
DuPont de Nemours, Inc.	46,602	$3,601,403
FMC Corp.	9,612	1,063,183
PPG Industries, Inc.	6,024	905,166
		5,569,752
Iron & Steel — 0.6%
Steel Dynamics, Inc.	23,876	1,211,946
Mining — 0.9%
Kinross Gold Corp.	144,138	961,400
Newmont Corp.	16,858	1,016,032
		1,977,432
		8,759,130
Communications — 7.9%
Internet — 2.6%
Alphabet, Inc. Class A (a)	1,928	3,976,538
Facebook, Inc. Class A (a)	5,526	1,627,573
		5,604,111
Media — 0.9%
Charter Communications, Inc. Class A (a)	2,938	1,812,805
Telecommunications — 4.4%
Cisco Systems, Inc.	113,193	5,853,210
T-Mobile US, Inc. (a)	28,001	3,508,245
		9,361,455
		16,778,371
Consumer, Cyclical — 10.9%
Apparel — 1.1%
Tapestry, Inc.	57,832	2,383,257
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	18,170	741,881
Lear Corp.	4,533	821,606
		1,563,487

Distribution & Wholesale — 0.7%
LKQ Corp. (a)	36,327	1,537,722
Home Builders — 0.9%
Lennar Corp. Class A	18,556	1,878,424
Leisure Time — 0.7%
Harley-Davidson, Inc.	34,955	1,401,696
Lodging — 1.1%
Las Vegas Sands Corp.	24,079	1,463,040
Wyndham Hotels & Resorts, Inc.	10,795	753,275
		2,216,315
Retail — 4.7%
AutoZone, Inc. (a)	3,033	4,259,242
Best Buy Co., Inc.	9,526	1,093,680
Kohl's Corp.	20,829	1,241,617
Lowe's Cos., Inc.	6,860	1,304,635
The TJX Cos., Inc.	19,628	1,298,392
Williams-Sonoma, Inc.	4,433	794,393
		9,991,959
Textiles — 1.0%
Mohawk Industries, Inc. (a)	11,406	2,193,488
		23,166,348
Consumer, Non-cyclical — 19.7%
Beverages — 0.9%
Coca-Cola European Partners PLC	37,205	1,940,613
Biotechnology — 0.5%
Amgen, Inc.	3,934	978,818
Commercial Services — 1.2%
United Rentals, Inc. (a)	7,764	2,556,763
Food — 0.7%
The Kroger Co.	24,917	896,763
US Foods Holding Corp. (a)	17,233	656,922
		1,553,685
Health Care – Products — 2.1%
Avantor, Inc. (a)	55,354	1,601,391
Medtronic PLC	23,624	2,790,703
		4,392,094
Health Care – Services — 3.1%
Anthem, Inc.	11,194	4,018,086
UnitedHealth Group, Inc.	6,999	2,604,118
		6,622,204
Pharmaceuticals — 11.2%
AbbVie, Inc.	13,241	1,432,941
AmerisourceBergen Corp.	17,658	2,084,880
Cigna Corp.	18,595	4,495,155
CVS Health Corp.	19,034	1,431,928
Johnson & Johnson	41,518	6,823,483
McKesson Corp.	12,133	2,366,421
Novartis AG Sponsored ADR	32,441	2,773,057
Pfizer, Inc.	63,849	2,313,249
		23,721,114
		41,765,291

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.4%
Oil & Gas — 6.5%
BP PLC Sponsored ADR	35,851	$872,972
Canadian Natural Resources Ltd. (b)	54,926	1,695,566
ConocoPhillips	76,117	4,031,917
EOG Resources, Inc.	8,968	650,449
HollyFrontier Corp.	31,759	1,136,337
Marathon Petroleum Corp.	54,147	2,896,323
Pioneer Natural Resources Co.	15,126	2,402,311
		13,685,875
Oil & Gas Services — 0.9%
Schlumberger NV	70,035	1,904,252
		15,590,127
Financial — 22.9%
Banks — 12.2%
Bank of America Corp.	149,582	5,787,327
Citigroup, Inc.	49,045	3,568,024
Fifth Third Bancorp	41,421	1,551,216
The Goldman Sachs Group, Inc.	8,068	2,638,236
Huntington Bancshares, Inc.	54,562	857,715
JP Morgan Chase & Co.	48,281	7,349,817
Truist Financial Corp.	70,300	4,099,896
		25,852,231
Diversified Financial Services — 2.5%
AerCap Holdings NV (a)	12,739	748,289
Capital One Financial Corp.	16,822	2,140,263
The Charles Schwab Corp.	36,606	2,385,979
		5,274,531
Insurance — 8.2%
Aflac, Inc.	23,581	1,206,876
American International Group, Inc.	42,746	1,975,293
Berkshire Hathaway, Inc. Class B (a)	22,889	5,847,453
Chubb Ltd.	21,989	3,473,602
Everest Re Group Ltd.	7,914	1,961,168
The Progressive Corp.	27,628	2,641,513
RenaissanceRe Holdings Ltd.	2,252	360,883
		17,466,788
		48,593,550

Industrial — 13.0%
Aerospace & Defense — 3.8%
The Boeing Co.	10,514	2,678,126
General Dynamics Corp.	13,518	2,454,328
Howmet Aerospace, Inc.	60,125	1,931,816
Northrop Grumman Corp.	2,757	892,276
		7,956,546
Building Materials — 1.2%
CRH PLC Sponsored ADR	25,187	1,183,285
Owens Corning	15,336	1,412,292
		2,595,577
Electronics — 0.3%
Allegion PLC	5,486	689,151
Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	13,726	3,182,648
Vertiv Holdings Co.	35,534	710,680
		3,893,328
Machinery – Diversified — 3.5%
Deere & Co.	11,298	4,227,034
Dover Corp.	10,158	1,392,966
Otis Worldwide Corp.	25,828	1,767,927
		7,387,927
Miscellaneous - Manufacturing — 1.4%
Eaton Corp. PLC	22,093	3,055,020
Packaging & Containers — 0.3%
WestRock Co.	10,728	558,392
Transportation — 0.7%
Union Pacific Corp.	6,780	1,494,380
		27,630,321
Technology — 11.0%
Computers — 0.4%
NetApp, Inc.	10,959	796,390
Semiconductors — 7.9%
Applied Materials, Inc.	29,922	3,997,579
KLA Corp.	5,969	1,972,158
Lam Research Corp.	4,214	2,508,341
Micron Technology, Inc. (a)	41,403	3,652,159
NXP Semiconductor NV	15,013	3,022,717
Qorvo, Inc. (a)	8,438	1,541,623
		16,694,577

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.7%
Fidelity National Information Services, Inc.	14,401	$2,024,925
Oracle Corp.	31,920	2,239,826
SS&C Technologies Holdings, Inc	21,848	1,526,520
		5,791,271
		23,282,238
Utilities — 1.7%
Electric — 1.7%
CenterPoint Energy, Inc.	75,692	1,714,424
Dominion Energy, Inc.	24,133	1,833,143
		3,547,567

TOTAL COMMON STOCK (Cost $154,991,391)		209,112,943

TOTAL EQUITIES (Cost $154,991,391)		209,112,943

TOTAL LONG-TERM INVESTMENTS (Cost $154,991,391)		209,112,943

	Principal Amount
Short-Term Investments — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$2,665,573	2,665,573

TOTAL SHORT-TERM INVESTMENTS (Cost $2,665,573)		2,665,573

TOTAL INVESTMENTS — 99.8% (Cost $157,656,964) (d)		211,778,516

Other Assets/(Liabilities) — 0.2%		327,869

NET ASSETS — 100.0%		$212,106,385

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $1,666,624 or 0.79% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,704,636 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,665,573. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,718,942.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.1%

Common Stock — 99.1%
Austria — 0.3%
Erste Group Bank AG (a)	31,989	$1,085,311
Canada — 2.0%
Canadian National Railway Co.	67,173	7,790,725
Denmark — 0.5%
Carlsberg A/S Class B	13,094	2,014,013
France — 11.5%
Air Liquide SA	22,047	3,602,157
Danone SA	106,600	7,314,288
EssilorLuxottica SA	8,980	1,462,533
Hermes International	1,025	1,134,964
Legrand SA	46,689	4,343,951
LVMH Moet Hennessy Louis Vuitton SE	15,090	10,055,847
Pernod Ricard SA	29,115	5,465,515
Schneider Electric SE	74,057	11,314,852
		44,694,107
Germany — 4.3%
Bayer AG Registered	75,674	4,788,696
Brenntag SE	23,913	2,041,508
Deutsche Boerse AG	11,691	1,943,215
Deutsche Wohnen SE	26,508	1,236,567
Merck KGaA	28,405	4,856,794
MTU Aero Engines AG	8,100	1,906,433
		16,773,213
Ireland — 9.4%
Accenture PLC Class A	35,746	9,874,833
Aon PLC Class A	19,245	4,428,467
Linde PLC (a)	25,516	7,146,339
Linde PLC	6,732	1,885,902
Medtronic PLC	97,147	11,475,975
Willis Towers Watson PLC	8,725	1,996,978
		36,808,494
Israel — 1.0%
Check Point Software Technologies Ltd. (a)	34,104	3,818,625
Japan — 2.2%
Hoya Corp.	16,900	1,990,496
Kubota Corp.	229,500	5,240,703
Olympus Corp.	75,900	1,574,499
		8,805,698
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O (a)	144,526	814,923
Netherlands — 2.9%
Akzo Nobel NV	44,870	5,014,371
Heineken NV (b)	58,201	5,981,051
Wolters Kluwer NV	1,993	173,248
		11,168,670
Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	59,136	4,271,460
Spain — 0.9%
Aena SME SA (a) (c)	21,784	3,533,954
Sweden — 1.8%
Essity AB Class B (b)	217,058	6,857,722
Switzerland — 7.5%
Adecco Group AG Registered	25,878	1,742,840
Cie Financiere Richemont SA Registered	46,377	4,453,388
Julius Baer Group Ltd.	27,513	1,757,954
Nestle SA Registered	80,593	8,982,519
Roche Holding AG	24,423	7,894,480
Sonova Holding AG Registered (a)	3,784	1,002,421
UBS Group AG Registered	216,637	3,354,247
		29,187,849
United Kingdom — 7.4%
Aptiv PLC	14,509	2,000,791
Burberry Group PLC (a)	88,326	2,312,491
Compass Group PLC (a)	133,439	2,689,640
Diageo PLC	206,120	8,476,868
Reckitt Benckiser Group PLC	69,536	6,229,791
Rolls-Royce Holdings PLC (a)	1,509,365	2,192,418
Whitbread PLC (a)	44,974	2,124,895
WPP PLC	234,088	2,971,893
		28,998,787

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 46.1%
3M Co.	30,835	$5,941,288
Abbott Laboratories	49,445	5,925,489
American Express Co.	32,900	4,653,376
Amphenol Corp. Class A	34,262	2,260,264
The Bank of New York Mellon Corp.	29,673	1,403,236
Boston Scientific Corp. (a)	129,503	5,005,291
Carrier Global Corp.	23,435	989,426
The Charles Schwab Corp.	84,180	5,486,852
Cisco Systems, Inc.	31,475	1,627,572
Cognizant Technology Solutions Corp. Class A	48,796	3,811,944
Colgate-Palmolive Co.	44,796	3,531,269
Comcast Corp. Class A	246,657	13,346,610
The Cooper Cos., Inc.	10,159	3,901,970
eBay, Inc.	63,934	3,915,318
Equifax, Inc.	21,934	3,972,906
Fidelity National Information Services, Inc.	40,752	5,730,139
Fiserv, Inc. (a)	23,360	2,780,774
The Goldman Sachs Group, Inc.	21,072	6,890,544
Honeywell International, Inc.	42,108	9,140,384
Kansas City Southern	35,397	9,341,976
Liberty Broadband Corp. Class C (a)	21,433	3,218,165
Marriott International, Inc. Class A	16,284	2,411,823
Microchip Technology, Inc.	14,003	2,173,546
Omnicom Group, Inc.	13,215	979,892
Oracle Corp.	83,331	5,847,336
Otis Worldwide Corp.	27,132	1,857,185
PayPal Holdings, Inc. (a)	18,962	4,604,732
PPG Industries, Inc.	30,082	4,520,121
State Street Corp.	18,361	1,542,508
Stryker Corp.	27,909	6,798,074
Thermo Fisher Scientific, Inc.	25,477	11,627,193
Union Pacific Corp.	16,276	3,587,393
United Parcel Service, Inc. Class B	23,336	3,966,887
Visa, Inc. Class A	53,705	11,370,960
The Walt Disney Co. (a)	43,661	8,056,328
Waters Corp. (a)	13,273	3,771,788
Zimmer Biomet Holdings, Inc.	24,812	3,971,905
		179,962,464

TOTAL COMMON STOCK (Cost $291,772,407)		386,586,015

TOTAL EQUITIES (Cost $291,772,407)		386,586,015

Mutual Funds — 2.0%
United States — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)	7,789,849	7,789,849

TOTAL MUTUAL FUNDS (Cost $7,789,849)		7,789,849

Warrants — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	105,484	40,178

TOTAL WARRANTS (Cost $0)		40,178

TOTAL LONG-TERM INVESTMENTS (Cost $299,562,256)		394,416,042

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$2,748,200	2,748,200

TOTAL SHORT-TERM INVESTMENTS (Cost $2,748,200)		2,748,200

TOTAL INVESTMENTS — 101.8% (Cost $302,310,456) (f)		397,164,242

Other Assets/(Liabilities) — (1.8)%		(7,121,595)

NET ASSETS — 100.0%		$390,042,647

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $7,413,509 or 1.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $3,533,954 or 0.91% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,748,200. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,803,247.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.5%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	5,785	$626,468
Invesco Oppenheimer V.I. Global Fund, Series I	250,135	13,167,105
Invesco Oppenheimer V.I. International Growth Fund, Series I	165,622	481,959
MML Blue Chip Growth Fund, Initial Class (a)	3,538,827	72,864,440
MML Equity Income Fund, Initial Class (a)	5,938,363	69,181,929
MML Equity Index Fund, Class III (a)	154,066	4,739,063
MML Focused Equity Fund, Class II (a)	10,987,701	81,968,250
MML Foreign Fund, Initial Class (a)	4,553,863	48,498,643
MML Fundamental Equity Fund, Class II (a)	4,273,997	49,535,626
MML Fundamental Value Fund, Class II (a)	4,796,580	64,082,304
MML Global Fund, Class I (a)	8,347,474	120,954,903
MML Income & Growth Fund, Initial Class (a)	5,893,858	66,600,593
MML International Equity Fund, Class II (a)	5,412,818	58,783,200
MML Large Cap Growth Fund, Initial Class (a)	1,851,110	26,655,985
MML Mid Cap Growth Fund, Initial Class (a)	3,875,104	71,883,177
MML Mid Cap Value Fund, Initial Class (a)	5,333,165	63,411,334
MML Small Cap Growth Equity Fund, Initial Class (a)	828,679	14,657,242
MML Small Company Value Fund, Class II (a)	1,503,736	25,924,410
MML Small/Mid Cap Value Fund, Initial Class (a)	1,586,394	20,987,997
MML Strategic Emerging Markets Fund, Class II (a)	2,741,323	39,858,838
		914,863,466
Fixed Income Funds — 24.6%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	3,026,916	14,196,234
MML Dynamic Bond Fund, Class II (a)	4,676,663	47,842,260
MML High Yield Fund, Class II (a)	1,439,252	14,853,085
MML Inflation-Protected and Income Fund, Initial Class (a)	4,201,943	47,481,954
MML Managed Bond Fund, Initial Class (a)	6,835,525	90,986,049
MML Short-Duration Bond Fund, Class II (a)	3,096,337	30,870,478
MML Total Return Bond Fund, Class II (a)	4,683,144	51,233,594
		297,463,654

TOTAL MUTUAL FUNDS (Cost $1,050,635,450)		1,212,327,120

TOTAL LONG-TERM INVESTMENTS (Cost $1,050,635,450)		1,212,327,120

TOTAL INVESTMENTS — 100.1% (Cost $1,050,635,450) (b)		1,212,327,120

Other Assets/(Liabilities) — (0.1)%		(783,169)

NET ASSETS — 100.0%		$1,211,543,951

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth & Income Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 100.0%

Common Stock — 100.0%
Basic Materials — 2.9%
Chemicals — 2.9%
DuPont de Nemours, Inc.	17,910	$1,384,085
PPG Industries, Inc.	8,890	1,335,811
The Sherwin-Williams Co.	2,607	1,923,992
		4,643,888
Communications — 10.7%
Internet — 8.1%
Alphabet, Inc. Class A (a)	3,499	7,216,757
Alphabet, Inc. Class C (a)	1,219	2,521,660
Facebook, Inc. Class A (a)	10,969	3,230,700
		12,969,117
Media — 2.6%
Cable One, Inc.	425	777,053
Comcast Corp. Class A	61,423	3,323,599
		4,100,652
		17,069,769
Consumer, Cyclical — 10.2%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	3,276	2,183,098
NIKE, Inc. Class B	10,883	1,446,242
		3,629,340
Retail — 7.9%
Costco Wholesale Corp.	4,690	1,653,131
Dollar General Corp.	8,956	1,814,665
The Home Depot, Inc.	8,872	2,708,178
Starbucks Corp.	12,188	1,331,783
Target Corp.	13,466	2,667,211
Tractor Supply Co.	13,995	2,478,234
		12,653,202
		16,282,542
Consumer, Non-cyclical — 24.3%
Beverages — 2.3%
Diageo PLC	47,519	1,954,261
Pernod Ricard SA	9,151	1,717,840
		3,672,101
Biotechnology — 1.9%
Illumina, Inc. (a)	3,063	1,176,376
Vertex Pharmaceuticals, Inc. (a)	8,327	1,789,389
		2,965,765
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,843	1,643,054
The Estee Lauder Cos., Inc. Class A	3,287	956,024
		2,599,078
Food — 2.0%
Danone SA	26,795	1,838,521
Mondelez International, Inc. Class A	22,812	1,335,186
		3,173,707
Health Care – Products — 5.0%
Danaher Corp.	9,440	2,124,755
Medtronic PLC	26,999	3,189,392
Thermo Fisher Scientific, Inc.	5,913	2,698,575
		8,012,722
Health Care – Services — 0.6%
ICON PLC (a)	4,616	906,444
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	9,659	1,343,084
Pharmaceuticals — 10.1%
Becton Dickinson and Co.	11,438	2,781,150
Cigna Corp.	7,240	1,750,198
Eli Lilly and Co.	11,156	2,084,164
Johnson & Johnson	22,451	3,689,822
Merck & Co., Inc.	27,236	2,099,623
PRA Health Sciences, Inc. (a)	15,023	2,303,476
Zoetis, Inc.	8,912	1,403,462
		16,111,895
		38,784,796
Energy — 1.5%
Oil & Gas — 0.7%
ConocoPhillips	20,658	1,094,254

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.8%
Enterprise Products Partners LP (b)	58,658	$1,291,649
		2,385,903
Financial — 19.7%
Banks — 8.3%
Bank of America Corp.	102,218	3,954,814
The Goldman Sachs Group, Inc.	8,543	2,793,561
JP Morgan Chase & Co.	29,555	4,499,158
Truist Financial Corp.	34,836	2,031,636
		13,279,169
Diversified Financial Services — 6.4%
The Charles Schwab Corp.	18,651	1,215,672
Mastercard, Inc. Class A	8,939	3,182,731
Nasdaq, Inc.	15,751	2,322,642
Visa, Inc. Class A	16,526	3,499,050
		10,220,095
Insurance — 1.0%
Chubb Ltd.	9,876	1,560,112
Private Equity — 0.8%
The Blackstone Group, Inc. Class A	17,329	1,291,530
Real Estate Investment Trusts (REITS) — 3.2%
American Tower Corp.	13,035	3,116,147
Equinix, Inc.	2,857	1,941,589
		5,057,736
		31,408,642
Industrial — 9.8%
Aerospace & Defense — 0.8%
Raytheon Technologies Corp.	16,231	1,254,169
Building Materials — 0.7%
Johnson Controls International PLC	17,876	1,066,661
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	15,043	1,921,442
Electronics — 4.1%
Fortive Corp.	22,856	1,614,548
Honeywell International, Inc.	15,441	3,351,778
TE Connectivity Ltd.	12,709	1,640,859
		6,607,185
Packaging & Containers — 1.2%
Crown Holdings, Inc.	20,410	1,980,587
Transportation — 1.8%
Canadian National Railway Co.	20,636	2,393,363
Old Dominion Freight Line, Inc.	1,702	409,178
		2,802,541
		15,632,585
Technology — 20.3%
Computers — 4.6%
Accenture PLC Class A	7,154	1,976,293
Amdocs Ltd.	24,960	1,750,944
Apple, Inc.	29,062	3,549,923
		7,277,160
Semiconductors — 4.0%
Analog Devices, Inc.	11,064	1,715,805
Applied Materials, Inc.	11,821	1,579,286
Texas Instruments, Inc.	16,360	3,091,876
		6,386,967
Software — 11.7%
Adobe, Inc. (a)	5,310	2,524,215
Electronic Arts, Inc.	18,152	2,457,236
Fidelity National Information Services, Inc.	20,841	2,930,453
Fiserv, Inc. (a)	6,346	755,428
Microsoft Corp.	34,273	8,080,545
salesforce.com, Inc. (a)	8,700	1,843,269
		18,591,146
		32,255,273
Utilities — 0.6%
Electric — 0.6%
American Electric Power Co., Inc.	11,297	956,856

TOTAL COMMON STOCK (Cost $85,965,178)		159,420,254

TOTAL EQUITIES (Cost $85,965,178)		159,420,254

TOTAL LONG-TERM INVESTMENTS (Cost $85,965,178)		159,420,254

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$1,254,961	$1,254,961

TOTAL SHORT-TERM INVESTMENTS (Cost $1,254,961)		1,254,961

TOTAL INVESTMENTS — 100.8% (Cost $87,220,139) (d)		160,675,215

Other Assets/(Liabilities) — (0.8)%		(1,330,773)

NET ASSETS — 100.0%		$159,344,442

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,254,961. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,280,094.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 98.7%

Common Stock — 98.7%
Basic Materials — 4.7%
Chemicals — 4.7%
Atotech Ltd. (a)	104,647	$2,119,102
Element Solutions, Inc.	115,183	2,106,697
International Flavors & Fragrances, Inc.	44,693	6,239,590
Linde PLC	8,587	2,405,562
		12,870,951
Communications — 3.9%
Media — 2.8%
Altice USA, Inc. Class A (a)	66,213	2,153,909
Comcast Corp. Class A	106,157	5,744,155
		7,898,064
Telecommunications — 1.1%
Verizon Communications, Inc.	51,778	3,010,891
		10,908,955
Consumer, Cyclical — 10.2%
Apparel — 0.7%
Ralph Lauren Corp.	16,041	1,975,610
Entertainment — 2.0%
Marriott Vacations Worldwide Corp.	14,643	2,550,518
SeaWorld Entertainment, Inc. (a)	62,751	3,116,842
		5,667,360
Food Services — 0.9%
Aramark	66,063	2,495,860
Home Builders — 1.5%
Lennar Corp. Class A	39,925	4,041,608
Lodging — 2.6%
Las Vegas Sands Corp.	35,001	2,126,661
Marriott International, Inc. Class A	14,182	2,100,496
MGM Resorts International	77,854	2,957,673
		7,184,830
Retail — 2.5%
Advance Auto Parts, Inc.	10,070	1,847,744
Lowe's Cos., Inc.	26,411	5,022,844
		6,870,588
		28,235,856
Consumer, Non-cyclical — 19.6%
Agriculture — 1.1%
Philip Morris International, Inc.	35,222	3,125,600
Beverages — 2.8%
Coca-Cola European Partners PLC	109,252	5,698,584
Molson Coors Beverage Co. Class B	41,910	2,143,697
		7,842,281
Biotechnology — 2.0%
Corteva, Inc.	116,560	5,434,027
Commercial Services — 0.7%
Quanta Services, Inc.	23,595	2,075,888
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	19,545	2,646,979
Health Care – Products — 3.5%
Envista Holdings Corp. (a)	43,989	1,794,751
Hologic, Inc. (a)	8,093	601,958
LivaNova PLC (a)	25,348	1,868,908
Medtronic PLC	44,671	5,276,985
		9,542,602
Health Care – Services — 3.2%
Anthem, Inc.	6,079	2,182,057
Humana, Inc.	3,464	1,452,282
UnitedHealth Group, Inc.	14,206	5,285,627
		8,919,966
Pharmaceuticals — 5.3%
Cigna Corp.	15,163	3,665,504
CVS Health Corp.	73,911	5,560,324
Johnson & Johnson	20,742	3,408,948
Merck & Co., Inc.	25,014	1,928,329
		14,563,105
		54,150,448
Energy — 5.8%
Oil & Gas — 5.8%
Chevron Corp.	24,367	2,553,418
Hess Corp.	75,919	5,372,029
Phillips 66	78,419	6,394,285
Valero Energy Corp.	22,012	1,576,059
		15,895,791

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 28.3%
Banks — 11.0%
Citigroup, Inc.	39,604	$2,881,191
The Goldman Sachs Group, Inc.	8,182	2,675,514
JP Morgan Chase & Co.	46,736	7,114,621
Northern Trust Corp.	38,673	4,064,919
US Bancorp	124,627	6,893,119
Wells Fargo & Co.	175,011	6,837,680
		30,467,044
Diversified Financial Services — 5.3%
AerCap Holdings NV (a)	29,628	1,740,349
American Express Co.	44,040	6,229,017
Discover Financial Services	21,025	1,997,165
Navient Corp.	67,696	968,730
PROG Holdings, Inc.	28,307	1,225,410
SLM Corp.	141,163	2,536,699
		14,697,370
Insurance — 6.5%
American International Group, Inc.	46,681	2,157,129
Aon PLC Class A	15,113	3,477,652
Assurant, Inc.	14,067	1,994,279
Axis Capital Holdings Ltd.	21,987	1,089,896
Chubb Ltd.	30,429	4,806,869
Fidelity National Financial, Inc.	52,959	2,153,313
Willis Towers Watson PLC	9,218	2,109,816
		17,788,954
Real Estate — 0.8%
The Howard Hughes Corp. (a)	21,832	2,076,878
Real Estate Investment Trusts (REITS) — 4.7%
American Campus Communities, Inc.	43,721	1,887,436
Corporate Office Properties Trust	96,807	2,548,928
Healthpeak Properties, Inc.	89,065	2,826,923
MGM Growth Properties LLC Class A	112,379	3,665,803
VICI Properties, Inc. (b)	72,714	2,053,443
		12,982,533
		78,012,779
Industrial — 15.1%
Aerospace & Defense — 4.4%
General Dynamics Corp.	34,867	6,330,452
Raytheon Technologies Corp.	76,299	5,895,624
		12,226,076
Building Materials — 0.9%
Owens Corning	28,310	2,607,068
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	16,031	1,446,317
Engineering & Construction — 1.5%
AECOM (a)	40,409	2,590,621
Jacobs Engineering Group, Inc.	12,333	1,594,287
		4,184,908
Hand & Machine Tools — 1.9%
Stanley Black & Decker, Inc.	25,787	5,148,890
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	25,484	1,680,415
Machinery – Diversified — 4.4%
Deere & Co.	17,950	6,715,813
Westinghouse Air Brake Technologies Corp.	67,330	5,329,843
		12,045,656
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	14,156	2,379,199
		41,718,529
Technology — 6.2%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	51,347	4,011,228
Semiconductors — 2.9%
Broadcom, Inc.	5,822	2,699,429
Microchip Technology, Inc.	15,202	2,359,654
QUALCOMM, Inc.	12,391	1,642,923
Texas Instruments, Inc.	7,463	1,410,432
		8,112,438
Software — 1.8%
Oracle Corp.	70,239	4,928,670
		17,052,336
Utilities — 4.9%
Electric — 4.9%
CenterPoint Energy, Inc.	219,821	4,978,946
Edison International	28,400	1,664,240
Entergy Corp.	26,454	2,631,379
Exelon Corp.	98,872	4,324,661
		13,599,226

TOTAL COMMON STOCK (Cost $204,656,893)		272,444,871

TOTAL EQUITIES (Cost $204,656,893)		272,444,871

TOTAL LONG-TERM INVESTMENTS (Cost $204,656,893)		272,444,871

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$3,815,969	$3,815,969

TOTAL SHORT-TERM INVESTMENTS (Cost $3,815,969)		3,815,969

TOTAL INVESTMENTS — 100.1% (Cost $208,472,862) (d)		276,260,840

Other Assets/(Liabilities) — (0.1)%		(196,345)

NET ASSETS — 100.0%		$276,064,495

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,030,725 or 0.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,071,499 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $3,815,969. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,892,396.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 97.7%

Common Stock — 97.4%
Australia — 3.0%
AMP Ltd.	1,505,394	$1,447,903
Brambles Ltd.	178,000	1,433,423
Orica Ltd.	211,762	2,244,904
		5,126,230
Belgium — 1.3%
Anheuser-Busch InBev SA	34,100	2,149,853
Canada — 3.6%
Cenovus Energy, Inc.	360,215	2,705,840
Open Text Corp.	48,600	2,317,269
Restaurant Brands International, Inc.	18,200	1,183,000
		6,206,109
Cayman Islands — 1.3%
Alibaba Group Holding Ltd. (a)	40,560	1,147,769
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,090	1,154,055
		2,301,824
Finland — 0.8%
UPM-Kymmene OYJ	37,600	1,350,466
France — 10.2%
Accor SA (a)	94,700	3,572,687
BNP Paribas SA (a)	106,176	6,451,264
Bureau Veritas SA (a)	8,887	252,993
Capgemini SE	9,100	1,548,920
Danone SA	5,000	343,072
EssilorLuxottica SA	5,505	896,575
Publicis Groupe SA	42,805	2,613,013
Valeo SA	51,110	1,736,975
		17,415,499
Germany — 24.2%
Allianz SE Registered	24,000	6,109,928
Bayer AG Registered	105,394	6,669,396
Bayer AG Registered	500	31,526
Bayerische Motoren Werke AG	66,750	6,920,431
Continental AG (a)	33,855	4,471,404
Daimler AG Registered	77,703	6,923,221
Fresenius Medical Care AG & Co. KGaA	47,100	3,462,285
Henkel AG & Co. KGaA	9,900	979,614
SAP SE	19,000	2,327,007
thyssenkrupp AG (a)	264,574	3,530,364
thyssenkrupp AG (a)	500	6,709
		41,431,885
India — 1.3%
Axis Bank Ltd. (a)	226,642	2,172,465
Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	1,568,700	665,481
Ireland — 1.4%
Ryanair Holdings PLC (a)	8,000	155,124
Ryanair Holdings PLC Sponsored ADR (a)	19,510	2,243,650
		2,398,774
Italy — 4.1%
Intesa Sanpaolo SpA (a)	2,613,400	7,104,256
Japan — 2.2%
Komatsu Ltd.	45,000	1,390,260
Toyota Motor Corp.	30,100	2,351,625
		3,741,885
Mexico — 0.9%
Grupo Televisa SAB Sponsored ADR (a)	174,600	1,546,956
Netherlands — 5.1%
CNH Industrial NV (a)	350,453	5,443,135
EXOR NV	37,900	3,208,981
		8,652,116
Republic of Korea — 1.0%
NAVER Corp.	5,150	1,722,545
Samsung Electronics Co. Ltd.	1,050	75,843
		1,798,388
South Africa — 2.3%
Naspers Ltd.	16,700	4,004,884
Spain — 1.4%
Amadeus IT Group SA (a)	33,400	2,364,270
Sweden — 3.9%
Hennes & Mauritz AB Class B (a) (b)	112,918	2,539,328
SKF AB Class B	69,300	1,970,058
Volvo AB Class B (a) (b)	82,470	2,086,671
		6,596,057

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 9.0%
Cie Financiere Richemont SA Registered	14,740	$1,415,420
Credit Suisse Group AG Registered	521,609	5,507,019
LafargeHolcim Ltd. Registered	38,259	2,248,658
Novartis AG Registered	31,500	2,690,819
Roche Holding AG	6,215	2,008,934
The Swatch Group AG	5,470	1,574,125
		15,444,975
United Kingdom — 20.0%
Ashtead Group PLC	19,474	1,161,976
Bunzl PLC	17,900	573,177
Compass Group PLC (a)	82,100	1,654,834
Glencore PLC (a)	1,726,844	6,765,736
Liberty Global PLC Class C (a)	11,800	301,372
Liberty Global PLC Series A (a)	125,000	3,207,500
Lloyds Banking Group PLC (a)	13,696,300	8,019,288
Natwest Group PLC	1,092,000	2,955,135
Prudential PLC	127,300	2,698,699
Rolls-Royce Holdings PLC (a)	690,380	1,002,807
Schroders PLC	46,200	2,229,904
Smiths Group PLC	46,700	990,193
WPP PLC	206,392	2,620,275
		34,180,896

TOTAL COMMON STOCK (Cost $136,008,460)		166,653,269

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA 1.980%	4,100	460,965

TOTAL PREFERRED STOCK (Cost $410,515)		460,965

TOTAL EQUITIES (Cost $136,418,975)		167,114,234

Mutual Funds — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	2,149,812	2,149,812

TOTAL MUTUAL FUNDS (Cost $2,149,812)		2,149,812

TOTAL LONG-TERM INVESTMENTS (Cost $138,568,787)		169,264,046

	Principal Amount
Short-Term Investments — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$3,096,158	3,096,158

TOTAL SHORT-TERM INVESTMENTS (Cost $3,096,158)		3,096,158

TOTAL INVESTMENTS — 100.7% (Cost $141,664,945) (e)		172,360,204

Other Assets/(Liabilities) — (0.7)%		(1,215,792)

NET ASSETS — 100.0%		$171,144,412

Abbreviation Legend
ADR	American Depositary Receipt

MML International Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $4,621,249 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,751,596 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,096,158. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,158,083.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	4/06/21	EUR	50,135	USD	58,837	$(44)
State Street Bank and Trust Co.	4/06/21	USD	58,698	GBP	42,558	28
State Street Bank and Trust Co.	4/07/21	HKD	199,196	USD	25,622	1
State Street Bank and Trust Co.	6/16/21	USD	2,137,566	CHF	1,886,000	138,254
						$138,239

Currency Legend
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.1%

Common Stock — 99.1%
Communications — 30.3%
Internet — 23.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	27,230	$6,173,858
Alphabet, Inc. Class A (a)	2,137	4,407,605
Alphabet, Inc. Class C (a)	2,144	4,435,143
Amazon.com, Inc. (a)	3,059	9,464,791
Facebook, Inc. Class A (a)	28,248	8,319,883
		32,801,280
Media — 5.0%
FactSet Research Systems, Inc.	5,699	1,758,654
The Walt Disney Co. (a)	28,438	5,247,380
		7,006,034
Telecommunications — 1.8%
Cisco Systems, Inc.	48,194	2,492,112
		42,299,426
Consumer, Cyclical — 4.9%
Retail — 4.9%
Starbucks Corp.	35,338	3,861,383
Yum China Holdings, Inc.	22,545	1,334,889
Yum! Brands, Inc.	15,220	1,646,500
		6,842,772
Consumer, Non-cyclical — 17.4%
Beverages — 3.3%
Monster Beverage Corp. (a)	50,919	4,638,212
Biotechnology — 4.7%
Illumina, Inc. (a)	8,467	3,251,836
Regeneron Pharmaceuticals, Inc. (a)	6,897	3,263,247
		6,515,083
Commercial Services — 0.7%
Automatic Data Processing, Inc.	5,184	977,028
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	24,292	1,914,938
Health Care – Products — 1.1%
Intuitive Surgical, Inc. (a)	2,142	1,582,810
Pharmaceuticals — 6.2%
Novartis AG Sponsored ADR	50,266	4,296,738
Novo Nordisk A/S Sponsored ADR	17,103	1,153,084
Roche Holding AG Sponsored ADR	80,182	3,252,182
		8,702,004
		24,330,075
Energy — 1.5%
Oil & Gas Services — 1.5%
Schlumberger NV	79,568	2,163,454
Financial — 6.8%
Diversified Financial Services — 6.8%
SEI Investments Co.	32,688	1,991,680
Visa, Inc. Class A	35,709	7,560,666
		9,552,346
Industrial — 12.7%
Aerospace & Defense — 5.2%
The Boeing Co.	28,153	7,171,132
Machinery – Diversified — 5.1%
Deere & Co.	19,111	7,150,190
Transportation — 2.4%
Expeditors International of Washington, Inc.	31,451	3,386,958
		17,708,280
Technology — 25.5%
Semiconductors — 6.7%
NVIDIA Corp.	11,635	6,212,275
QUALCOMM, Inc.	23,440	3,107,910
		9,320,185
Software — 18.8%
Autodesk, Inc. (a)	23,326	6,464,801
Cerner Corp.	27,882	2,004,158
Microsoft Corp.	23,929	5,641,740
Oracle Corp.	77,029	5,405,125
salesforce.com, Inc. (a)	22,642	4,797,161
Workday, Inc. Class A (a)	8,075	2,006,072
		26,319,057
		35,639,242
TOTAL COMMON STOCK (Cost $77,141,514)		138,535,595

TOTAL EQUITIES (Cost $77,141,514)		138,535,595

TOTAL LONG-TERM INVESTMENTS (Cost $77,141,514)		138,535,595

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (b)	$1,321,701	$1,321,701

TOTAL SHORT-TERM INVESTMENTS (Cost $1,321,701)		1,321,701

TOTAL INVESTMENTS — 100.0% (Cost $78,463,215) (c)		139,857,296

Other Assets/(Liabilities) — (0.0)%		(59,758)

NET ASSETS — 100.0%		$139,797,538

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,321,701. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,348,146.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%

Basic Materials — 2.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc. (a)	918	$258,270
Albemarle Corp. (a)	476	69,548
Celanese Corp. (a)	464	69,512
CF Industries Holdings, Inc. (a)	918	41,659
Dow, Inc. (a)	3,152	201,539
DuPont de Nemours, Inc. (a)	2,231	172,412
Eastman Chemical Co. (a)	580	63,870
Ecolab, Inc. (a)	1,058	226,486
FMC Corp. (a)	574	63,490
International Flavors & Fragrances, Inc. (a)	1,028	143,519
Linde PLC (a)	2,198	615,748
LyondellBasell Industries NV Class A (a)	1,057	109,981
The Mosaic Co. (a)	1,487	47,004
PPG Industries, Inc. (a)	975	146,503
The Sherwin-Williams Co. (a)	342	252,399
		2,481,940
Forest Products & Paper — 0.1%
International Paper Co. (a)	1,711	92,514
Iron & Steel — 0.1%
Nucor Corp. (a)	1,242	99,695
Mining — 0.3%
Freeport-McMoRan, Inc. (a) (b)	6,040	198,897
Newmont Corp. (a)	3,448	207,811
		406,708
		3,080,857
Communications — 16.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,664	48,589
Omnicom Group, Inc. (a)	939	69,627
		118,216
Internet — 11.2%
Alphabet, Inc. Class A (a) (b)	1,256	2,590,525
Alphabet, Inc. Class C (a) (b)	1,212	2,507,180
Amazon.com, Inc. (a) (b)	1,792	5,544,591
Booking Holdings, Inc. (a) (b)	171	398,403
CDW Corp. (a)	603	99,947
eBay, Inc. (a)	2,726	166,940
Etsy, Inc. (a) (b)	538	108,499
Expedia Group, Inc. (a)	561	96,559
F5 Networks, Inc. (a) (b)	252	52,572
Facebook, Inc. Class A (a) (b)	10,098	2,974,164
Netflix, Inc. (a) (b)	1,855	967,679
NortonLifeLock, Inc. (a)	2,431	51,683
Twitter, Inc. (a) (b)	3,325	211,570
VeriSign, Inc. (a) (b)	439	87,256
		15,857,568
Media — 2.2%
Charter Communications, Inc. Class A (a) (b)	590	364,042
Comcast Corp. Class A (a)	19,182	1,037,938
Discovery, Inc. Class A (b) (c)	885	38,462
Discovery, Inc. Class C (a) (b)	931	34,345
DISH Network Corp. Class A (a) (b)	1,002	36,272
Fox Corp. Class A (a)	962	34,738
Fox Corp. Class B (a)	1,077	37,620
News Corp. Class A (a)	1,161	29,524
News Corp. Class B (a)	1,016	23,835
ViacomCBS, Inc. Class B (a)	2,355	106,210
The Walt Disney Co. (a) (b)	7,604	1,403,090
		3,146,076
Telecommunications — 2.5%
Arista Networks, Inc. (a) (b)	235	70,944
AT&T, Inc. (a)	29,903	905,164
Cisco Systems, Inc. (a)	17,761	918,421
Corning, Inc. (a)	3,318	144,366
Juniper Networks, Inc. (a)	1,295	32,802
Lumen Technologies, Inc. (a)	4,170	55,670
Motorola Solutions, Inc. (a)	704	132,387
T-Mobile US, Inc. (a) (b)	2,450	306,961
Verizon Communications, Inc. (a)	17,420	1,012,973
		3,579,688
		22,701,548

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.8%
Airlines — 0.3%
Alaska Air Group, Inc. (a)	549	$37,996
American Airlines Group, Inc. (a)	2,517	60,156
Delta Air Lines, Inc. (a)	2,683	129,535
Southwest Airlines Co. (a)	2,463	150,391
United Airlines Holdings, Inc. (a) (b)	1,375	79,118
		457,196
Apparel — 0.7%
Hanesbrands, Inc. (a)	1,559	30,666
NIKE, Inc. Class B (a)	5,261	699,134
PVH Corp. (a)	272	28,750
Ralph Lauren Corp. (a)	221	27,218
Tapestry, Inc. (a)	1,175	48,422
Under Armour, Inc. Class A (a) (b)	604	13,385
Under Armour, Inc. Class C (a) (b)	911	16,817
VF Corp. (a)	1,375	109,890
		974,282
Auto Manufacturers — 2.1%
Cummins, Inc. (a)	640	165,830
Ford Motor Co. (a) (b)	16,300	199,675
General Motors Co. (a)	5,274	303,044
PACCAR, Inc. (a)	1,450	134,734
Tesla, Inc. (a) (b)	3,219	2,150,067
		2,953,350
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,127	155,413
BorgWarner, Inc. (a)	1,040	48,215
		203,628
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	858	93,187
Fastenal Co. (a)	2,386	119,968
LKQ Corp. (a) (b)	1,202	50,881
Pool Corp. (a)	170	58,691
W.W. Grainger, Inc. (a)	179	71,766
		394,493
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	877	76,694
Live Nation Entertainment, Inc. (a) (b)	620	52,483
Penn National Gaming, Inc. (a) (b)	625	65,525
		194,702
Home Builders — 0.3%
D.R. Horton, Inc. (a)	1,381	123,075
Lennar Corp. Class A (a)	1,181	119,553
NVR, Inc. (a) (b)	15	70,664
PulteGroup, Inc. (a)	1,153	60,463
		373,755
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	541	24,697
Whirlpool Corp. (a)	261	57,511
		82,208
Housewares — 0.0%
Newell Brands, Inc. (a)	1,635	43,785
Leisure Time — 0.2%
Carnival Corp. (a)	3,230	85,724
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,535	42,351
Royal Caribbean Cruises Ltd. (a)	924	79,103
		207,178
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,134	137,123
Las Vegas Sands Corp. (a)	1,384	84,092
Marriott International, Inc. Class A (a)	1,131	167,512
MGM Resorts International (a)	1,657	62,950
Wynn Resorts Ltd. (a)	437	54,787
		506,464

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.2%
Advance Auto Parts, Inc. (a)	253	$46,423
AutoZone, Inc. (a) (b)	95	133,409
Best Buy Co., Inc. (a)	942	108,151
CarMax, Inc. (a) (b)	690	91,535
Chipotle Mexican Grill, Inc. (a) (b)	119	169,078
Costco Wholesale Corp. (a)	1,851	652,441
Darden Restaurants, Inc. (a)	560	79,520
Dollar General Corp. (a)	1,039	210,522
Dollar Tree, Inc. (a) (b)	1,019	116,635
Domino's Pizza, Inc. (a)	171	62,892
The Gap, Inc. (a) (b)	800	23,824
Genuine Parts Co. (a)	611	70,626
The Home Depot, Inc. (a)	4,519	1,379,425
L Brands, Inc. (a)	1,040	64,334
Lowe's Cos., Inc. (a)	3,068	583,472
McDonald's Corp. (a)	3,122	699,765
O'Reilly Automotive, Inc. (a) (b)	300	152,175
Ross Stores, Inc. (a)	1,479	177,347
Starbucks Corp. (a)	4,909	536,406
Target Corp. (a)	2,095	414,957
The TJX Cos., Inc. (a)	5,011	331,478
Tractor Supply Co. (a)	504	89,248
Ulta Beauty, Inc. (a) (b)	231	71,418
Walgreens Boots Alliance, Inc. (a)	3,056	167,774
Walmart, Inc. (a)	5,834	792,432
Yum! Brands, Inc. (a)	1,280	138,470
		7,363,757
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	259	49,808
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	563	54,116
		13,858,722
Consumer, Non-cyclical — 20.1%
Agriculture — 0.8%
Altria Group, Inc. (a)	7,688	393,318
Archer-Daniels-Midland Co. (a)	2,302	131,214
Philip Morris International, Inc. (a)	6,519	578,496
		1,103,028
Beverages — 1.5%
Brown-Forman Corp. Class B (a)	790	54,486
The Coca-Cola Co. (a)	16,219	854,903
Constellation Brands, Inc. Class A (a)	702	160,056
Molson Coors Beverage Co. Class B (a)	811	41,483
Monster Beverage Corp. (a) (b)	1,525	138,912
PepsiCo, Inc. (a)	5,806	821,259
		2,071,099
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a) (b)	909	138,995
Amgen, Inc. (a)	2,403	597,890
Bio-Rad Laboratories, Inc. Class A (a) (b)	93	53,119
Biogen, Inc. (a) (b)	642	179,600
Corteva, Inc. (a)	3,108	144,895
Gilead Sciences, Inc. (a)	5,253	339,501
Illumina, Inc. (a) (b)	612	235,045
Incyte Corp. (a) (b)	790	64,203
Regeneron Pharmaceuticals, Inc. (a) (b)	449	212,440
Vertex Pharmaceuticals, Inc. (a) (b)	1,111	238,743
		2,204,431
Commercial Services — 2.3%
Automatic Data Processing, Inc. (a)	1,796	338,492
Cintas Corp. (a)	369	125,944
Equifax, Inc. (a)	507	91,833
FleetCor Technologies, Inc. (a) (b)	345	92,677
Gartner, Inc. (a) (b)	366	66,813
Global Payments, Inc. (a)	1,228	247,540
IHS Markit Ltd. (a)	1,548	149,816
MarketAxess Holdings, Inc. (a)	165	82,157
Moody's Corp. (a)	672	200,666
Nielsen Holdings PLC (a)	1,534	38,580
PayPal Holdings, Inc. (a) (b)	4,921	1,195,016
Quanta Services, Inc. (a)	540	47,509
Robert Half International, Inc. (a)	489	38,176
Rollins, Inc. (a)	946	32,561
S&P Global, Inc. (a)	1,008	355,693
United Rentals, Inc. (a) (b)	297	97,805
Verisk Analytics, Inc. (a)	677	119,619
		3,320,897

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co. (a)	3,586	$282,684
The Estee Lauder Cos., Inc. Class A (a)	968	281,543
The Procter & Gamble Co. (a)	10,258	1,389,241
		1,953,468
Food — 1.1%
Campbell Soup Co. (a)	877	44,087
Conagra Brands, Inc. (a)	2,155	81,028
General Mills, Inc. (a)	2,630	161,272
The Hershey Co. (a)	632	99,957
Hormel Foods Corp. (a)	1,112	53,131
The J.M. Smucker Co. (a)	465	58,836
Kellogg Co. (a)	987	62,477
The Kraft Heinz Co. (a)	2,696	107,840
The Kroger Co. (a)	3,212	115,600
Lamb Weston Holdings, Inc. (a)	596	46,178
McCormick & Co., Inc. (a)	976	87,020
Mondelez International, Inc. Class A (a)	5,983	350,185
Sysco Corp. (a)	2,116	166,614
Tyson Foods, Inc. Class A (a)	1,220	90,646
		1,524,871
Health Care – Products — 3.9%
Abbott Laboratories (a)	7,443	891,969
ABIOMED, Inc. (a) (b)	195	62,152
Align Technology, Inc. (a) (b)	300	162,459
Baxter International, Inc. (a)	2,135	180,066
Boston Scientific Corp. (a) (b)	5,852	226,180
The Cooper Cos., Inc. (a)	201	77,202
Danaher Corp. (a)	2,655	597,588
Dentsply Sirona, Inc. (a)	956	61,002
Edwards Lifesciences Corp. (a) (b)	2,655	222,064
Hologic, Inc. (a) (b)	1,067	79,364
IDEXX Laboratories, Inc. (a) (b)	356	174,194
Intuitive Surgical, Inc. (a) (b)	491	362,820
Medtronic PLC (a)	5,648	667,198
PerkinElmer, Inc. (a)	468	60,040
ResMed, Inc. (a)	603	116,994
Steris PLC (a)	346	65,906
Stryker Corp. (a)	1,368	333,218
Teleflex, Inc. (a)	205	85,169
Thermo Fisher Scientific, Inc. (a)	1,664	759,416
Varian Medical Systems, Inc. (a) (b)	404	71,318
West Pharmaceutical Services, Inc. (a)	305	85,943
Zimmer Biomet Holdings, Inc. (a)	859	137,509
		5,479,771
Health Care – Services — 2.1%
Anthem, Inc. (a)	1,038	372,590
Catalent, Inc. (a) (b)	716	75,402
Centene Corp. (a) (b)	2,469	157,794
DaVita, Inc. (a) (b)	317	34,163
HCA Healthcare, Inc. (a)	1,127	212,259
Humana, Inc. (a)	527	220,945
IQVIA Holdings, Inc. (a) (b)	794	153,353
Laboratory Corp. of America Holdings (a) (b)	423	107,878
Quest Diagnostics, Inc. (a)	585	75,079
UnitedHealth Group, Inc. (a)	3,948	1,468,932
Universal Health Services, Inc. Class B (a)	333	44,419
		2,922,814
Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	363	66,665
Church & Dwight Co., Inc. (a)	1,088	95,037
The Clorox Co. (a)	518	99,912
Kimberly-Clark Corp. (a)	1,411	196,199
		457,813
Pharmaceuticals — 5.2%
AbbVie, Inc. (a)	7,406	801,477
AmerisourceBergen Corp. (a)	619	73,085
Becton Dickinson and Co. (a)	1,216	295,670
Bristol-Myers Squibb Co. (a)	9,474	598,094
Cardinal Health, Inc. (a)	1,196	72,657
Cigna Corp. (a)	1,465	354,149
CVS Health Corp. (a)	5,481	412,336
DexCom, Inc. (a) (b)	410	147,350
Eli Lilly and Co. (a)	3,334	622,858
Henry Schein, Inc. (a) (b)	573	39,675
Johnson & Johnson (a)	10,986	1,805,549
McKesson Corp. (a)	664	129,507
Merck & Co., Inc. (a)	10,628	819,312
Perrigo Co. PLC (a)	538	21,773
Pfizer, Inc. (a)	23,338	845,536
Viatris, Inc. (a) (b)	5,001	69,864
Zoetis, Inc. (a)	1,988	313,070
		7,421,962
		28,460,154

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	544	$88,215
Oil & Gas — 2.3%
APA Corp. (a)	1,625	29,087
Cabot Oil & Gas Corp. (a)	1,649	30,968
Chevron Corp. (a)	8,076	846,284
ConocoPhillips (a)	5,640	298,751
Devon Energy Corp. (a)	2,455	53,642
Diamondback Energy, Inc. (a)	775	56,955
EOG Resources, Inc. (a)	2,421	175,595
Exxon Mobil Corp. (a)	17,741	990,480
Hess Corp. (a)	1,152	81,515
HollyFrontier Corp. (a)	570	20,395
Marathon Oil Corp. (a)	3,114	33,257
Marathon Petroleum Corp. (a)	2,781	148,756
Occidental Petroleum Corp. (a)	3,622	96,418
Phillips 66 (a)	1,811	147,669
Pioneer Natural Resources Co. (a)	857	136,109
Valero Energy Corp. (a)	1,693	121,219
		3,267,100
Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	2,922	63,144
Halliburton Co. (a)	3,860	82,836
Nov, Inc. (a)	1,341	18,399
Schlumberger NV (a)	6,007	163,330
		327,709
Pipelines — 0.2%
Kinder Morgan, Inc. (a)	8,273	137,745
ONEOK, Inc. (a)	1,890	95,747
The Williams Cos., Inc. (a)	5,046	119,540
		353,032
		4,036,056
Financial — 15.2%
Banks — 5.4%
Bank of America Corp. (a)	31,932	1,235,449
The Bank of New York Mellon Corp. (a)	3,344	158,138
Citigroup, Inc. (a)	8,721	634,453
Citizens Financial Group, Inc. (a)	1,866	82,384
Comerica, Inc. (a)	530	38,022
Fifth Third Bancorp (a)	3,055	114,410
First Republic Bank (a)	756	126,063
The Goldman Sachs Group, Inc. (a)	1,441	471,207
Huntington Bancshares, Inc. (a)	4,334	68,131
JP Morgan Chase & Co. (a)	12,802	1,948,849
KeyCorp (a)	4,230	84,515
M&T Bank Corp. (a)	518	78,534
Morgan Stanley (a)	6,277	487,472
Northern Trust Corp. (a)	922	96,911
The PNC Financial Services Group, Inc. (a)	1,761	308,897
Regions Financial Corp. (a)	4,120	85,119
State Street Corp. (a)	1,540	129,375
SVB Financial Group (a) (b)	213	105,150
Truist Financial Corp. (a)	5,617	327,583
US Bancorp (a)	5,686	314,493
Wells Fargo & Co. (a)	17,328	677,005
Zions Bancorp NA (a)	742	40,780
		7,612,940
Diversified Financial Services — 4.0%
American Express Co. (a)	2,735	386,838
Ameriprise Financial, Inc. (a)	510	118,549
BlackRock, Inc. (a)	594	447,852
Capital One Financial Corp. (a)	1,907	242,628
Cboe Global Markets, Inc. (a)	465	45,891
The Charles Schwab Corp. (a)	6,254	407,636
CME Group, Inc. (a)	1,503	306,958
Discover Financial Services (a)	1,262	119,877
Franklin Resources, Inc. (a)	1,127	33,359
Intercontinental Exchange, Inc. (a)	2,346	262,001
Invesco Ltd. (a)	1,516	38,234
Mastercard, Inc. Class A (a)	3,695	1,315,605
Nasdaq, Inc. (a)	492	72,550
Raymond James Financial, Inc. (a)	534	65,447
Synchrony Financial (a)	2,291	93,152
T. Rowe Price Group, Inc. (a)	940	161,304
Visa, Inc. Class A (a)	7,127	1,509,000
The Western Union Co. (a)	1,764	43,500
		5,670,381

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.3%
Aflac, Inc. (a)	2,660	$136,139
The Allstate Corp. (a)	1,230	141,327
American International Group, Inc. (a)	3,654	168,851
Aon PLC Class A (a)	952	219,065
Arthur J Gallagher & Co. (a)	789	98,444
Assurant, Inc. (a)	240	34,025
Berkshire Hathaway, Inc. Class B (a) (b)	7,977	2,037,884
Chubb Ltd. (a)	1,888	298,247
Cincinnati Financial Corp. (a)	644	66,390
Everest Re Group Ltd. (a)	169	41,880
Globe Life, Inc. (a)	441	42,614
The Hartford Financial Services Group, Inc. (a)	1,546	103,257
Lincoln National Corp. (a)	706	43,963
Loews Corp. (a)	993	50,921
Marsh & McLennan Cos., Inc. (a)	2,161	263,210
MetLife, Inc. (a)	3,201	194,589
Principal Financial Group, Inc. (a)	1,021	61,219
The Progressive Corp. (a)	2,504	239,407
Prudential Financial, Inc. (a)	1,725	157,147
The Travelers Cos., Inc. (a)	1,049	157,770
Unum Group (a)	818	22,765
W.R. Berkley Corp. (a)	571	43,025
Willis Towers Watson PLC (a)	532	121,764
		4,743,903
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,396	110,438
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. (a)	504	82,807
American Tower Corp. (a)	1,861	444,891
AvalonBay Communities, Inc. (a)	604	111,444
Boston Properties, Inc. (a)	593	60,047
Crown Castle International Corp. (a)	1,845	317,580
Digital Realty Trust, Inc. (a)	1,171	164,924
Duke Realty Corp. (a)	1,584	66,417
Equinix, Inc. (a)	373	253,487
Equity Residential (a)	1,416	101,428
Essex Property Trust, Inc. (a)	263	71,494
Extra Space Storage, Inc. (a)	558	73,963
Federal Realty Investment Trust (a)	313	31,754
Healthpeak Properties, Inc. (a)	2,187	69,416
Host Hotels & Resorts, Inc. (a)	3,039	51,207
Iron Mountain, Inc. (a) (c)	1,189	44,005
Kimco Realty Corp. (a)	1,695	31,781
Mid-America Apartment Communities, Inc. (a)	487	70,303
Prologis, Inc. (a)	3,095	328,070
Public Storage (a)	632	155,952
Realty Income Corp. (a)	1,519	96,457
Regency Centers Corp. (a)	610	34,593
SBA Communications Corp. (a)	462	128,228
Simon Property Group, Inc. (a)	1,399	159,164
UDR, Inc. (a)	1,165	51,097
Ventas, Inc. (a)	1,627	86,784
Vornado Realty Trust (a)	718	32,590
Welltower, Inc. (a)	1,732	124,063
Weyerhaeuser Co. (a)	3,092	110,075
		3,354,021
Savings & Loans — 0.0%
People's United Financial, Inc. (a)	1,555	27,834
		21,519,517
Industrial — 8.4%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	2,302	586,365
General Dynamics Corp. (a)	964	175,024
Howmet Aerospace, Inc. (a)	1,688	54,235
L3 Harris Technologies, Inc. (a)	872	176,737
Lockheed Martin Corp. (a)	1,021	377,260
Northrop Grumman Corp. (a)	648	209,719
Raytheon Technologies Corp. (a)	6,358	491,283
Teledyne Technologies, Inc. (a) (b)	159	65,770
TransDigm Group, Inc. (a) (b)	226	132,870
		2,269,263

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.4%
Carrier Global Corp. (a)	3,406	$143,801
Fortune Brands Home & Security, Inc. (a)	596	57,109
Johnson Controls International PLC (a)	3,004	179,249
Martin Marietta Materials, Inc. (a)	268	90,000
Masco Corp. (a)	975	58,402
Vulcan Materials Co. (a)	541	91,294
		619,855
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	951	121,471
Emerson Electric Co. (a)	2,501	225,640
Generac Holdings, Inc. (a) (b)	262	85,792
		432,903
Electronics — 1.3%
Agilent Technologies, Inc. (a)	1,273	161,849
Allegion PLC (a)	387	48,615
Amphenol Corp. Class A (a)	2,472	163,078
FLIR Systems, Inc. (a)	538	30,381
Fortive Corp. (a)	1,453	102,640
Garmin Ltd. (a)	608	80,165
Honeywell International, Inc. (a)	2,938	637,752
Keysight Technologies, Inc. (a) (b)	777	111,422
Mettler-Toledo International, Inc. (a) (b)	99	114,413
TE Connectivity Ltd. (a)	1,390	179,463
Trimble, Inc. (a) (b)	1,046	81,368
Waters Corp. (a) (b)	271	77,010
		1,788,156
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc. (a)	527	68,125
Environmental Controls — 0.2%
Pentair PLC (a)	699	43,562
Republic Services, Inc. (a)	821	81,566
Waste Management, Inc. (a)	1,626	209,786
		334,914
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	227	52,378
Stanley Black & Decker, Inc. (a)	664	132,581
		184,959
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	2,279	528,432
Machinery – Diversified — 0.8%
Deere & Co. (a)	1,313	491,246
Dover Corp. (a)	542	74,324
IDEX Corp. (a)	330	69,076
Ingersoll Rand, Inc. (a) (b)	1,604	78,933
Otis Worldwide Corp. (a)	1,696	116,091
Rockwell Automation, Inc. (a)	504	133,782
Westinghouse Air Brake Technologies Corp. (a)	764	60,478
Xylem, Inc. (a)	783	82,356
		1,106,286
Miscellaneous - Manufacturing — 1.3%
3M Co. (a)	2,421	466,478
A.O. Smith Corp. (a)	560	37,862
Eaton Corp. PLC (a)	1,663	229,960
General Electric Co. (a)	36,675	481,543
Illinois Tool Works, Inc. (a)	1,206	267,153
Parker-Hannifin Corp. (a)	532	167,809
Textron, Inc. (a)	990	55,519
Trane Technologies PLC (a)	999	165,394
		1,871,718
Packaging & Containers — 0.2%
Amcor PLC (a)	6,206	72,486
Ball Corp. (a)	1,331	112,789
Packaging Corp. of America (a)	412	55,406
Sealed Air Corp. (a)	671	30,745
WestRock Co. (a)	1,141	59,389
		330,815
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	173	35,612
Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	598	57,067
CSX Corp. (a)	3,255	313,847
Expeditors International of Washington, Inc. (a)	741	79,799
FedEx Corp. (a)	1,006	285,744
J.B. Hunt Transport Services, Inc. (a)	372	62,522
Kansas City Southern (a)	399	105,304
Norfolk Southern Corp. (a)	1,031	276,844
Old Dominion Freight Line, Inc. (a)	387	93,039
Union Pacific Corp. (a)	2,817	620,895
United Parcel Service, Inc. Class B (a)	2,994	508,950
		2,404,011
		11,975,049

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 22.2%
Computers — 7.1%
Accenture PLC Class A (a)	2,663	$735,654
Apple, Inc. (a)	66,158	8,081,200
Cognizant Technology Solutions Corp. Class A (a)	2,233	174,442
DXC Technology Co. (a)	1,085	33,917
Fortinet, Inc. (a) (b)	555	102,353
Hewlett Packard Enterprise Co. (a)	5,249	82,619
HP, Inc. (a)	5,222	165,798
International Business Machines Corp. (a)	3,737	497,993
Leidos Holdings, Inc. (a)	588	56,613
NetApp, Inc. (a)	961	69,836
Seagate Technology PLC (a)	818	62,781
Western Digital Corp. (a)	1,257	83,905
		10,147,111
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a) (b)	231	112,076
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a) (b)	5,043	395,875
Analog Devices, Inc. (a)	1,545	239,599
Applied Materials, Inc. (a)	3,828	511,421
Broadcom, Inc. (a)	1,700	788,222
Intel Corp. (a)	17,050	1,091,200
IPG Photonics Corp. (a) (b)	153	32,274
KLA Corp. (a)	660	218,064
Lam Research Corp. (a)	603	358,930
Maxim Integrated Products, Inc. (a)	1,107	101,147
Microchip Technology, Inc. (a)	1,108	171,984
Micron Technology, Inc. (a) (b)	4,665	411,500
Monolithic Power Systems, Inc. (a)	173	61,105
NVIDIA Corp. (a)	2,600	1,388,218
NXP Semiconductor NV	1,169	235,366
Qorvo, Inc. (a) (b)	476	86,965
QUALCOMM, Inc. (a)	4,751	629,935
Skyworks Solutions, Inc. (a)	718	131,739
Teradyne, Inc. (a)	686	83,472
Texas Instruments, Inc. (a)	3,865	730,446
Xilinx, Inc. (a)	1,022	126,626
		7,794,088
Software — 9.5%
Activision Blizzard, Inc. (a)	3,240	301,320
Adobe, Inc. (a) (b)	2,013	956,920
Akamai Technologies, Inc. (a) (b)	676	68,884
ANSYS, Inc. (a) (b)	373	126,656
Autodesk, Inc. (a) (b)	938	259,967
Broadridge Financial Solutions, Inc. (a)	478	73,182
Cadence Design Systems, Inc. (a) (b)	1,168	160,004
Cerner Corp. (a)	1,327	95,385
Citrix Systems, Inc. (a)	510	71,584
Electronic Arts, Inc. (a)	1,212	164,068
Fidelity National Information Services, Inc. (a)	2,597	365,164
Fiserv, Inc. (a) (b)	2,458	292,600
Intuit, Inc. (a)	1,144	438,221
Jack Henry & Associates, Inc. (a)	337	51,130
Microsoft Corp. (a)	31,613	7,453,397
MSCI, Inc. (a)	345	144,652
Oracle Corp. (a)	7,750	543,817
Paychex, Inc. (a)	1,319	129,288
Paycom Software, Inc. (a) (b)	202	74,752
Roper Technologies, Inc. (a)	437	176,260
salesforce.com, Inc. (a) (b)	3,840	813,581
ServiceNow, Inc. (a) (b)	817	408,590
Synopsys, Inc. (a) (b)	632	156,597
Take-Two Interactive Software, Inc. (a) (b)	476	84,109
Tyler Technologies, Inc. (a) (b)	170	72,170
		13,482,298
		31,535,573

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.7%
Electric — 2.5%
AES Corp. (a)	2,771	$74,290
Alliant Energy Corp. (a)	942	51,019
Ameren Corp. (a)	1,083	88,113
American Electric Power Co., Inc. (a)	2,161	183,037
CenterPoint Energy, Inc. (a)	2,318	52,503
CMS Energy Corp. (a)	1,110	67,954
Consolidated Edison, Inc. (a)	1,468	109,806
Dominion Energy, Inc. (a)	3,368	255,833
DTE Energy Co. (a)	839	111,704
Duke Energy Corp. (a)	3,164	305,421
Edison International (a)	1,644	96,338
Entergy Corp. (a)	835	83,057
Evergy, Inc. (a)	1,020	60,721
Eversource Energy (a)	1,395	120,793
Exelon Corp. (a)	4,013	175,529
FirstEnergy Corp. (a)	2,220	77,012
NextEra Energy, Inc. (a)	8,208	620,607
NRG Energy, Inc. (a)	1,052	39,692
Pinnacle West Capital Corp. (a)	482	39,211
PPL Corp. (a)	3,363	96,989
Public Service Enterprise Group, Inc. (a)	2,198	132,341
Sempra Energy (a)	1,184	156,975
The Southern Co. (a)	4,478	278,352
WEC Energy Group, Inc. (a)	1,361	127,376
Xcel Energy, Inc. (a)	2,164	143,928
		3,548,601
Gas — 0.1%
Atmos Energy Corp. (a)	483	47,745
NiSource, Inc. (a)	1,756	42,337
		90,082
Water — 0.1%
American Water Works Co., Inc. (a)	788	118,137
		3,756,820
TOTAL COMMON STOCK (Cost $81,741,931)		140,924,296

TOTAL EQUITIES (Cost $81,741,931)		140,924,296

	Principal Amount
Bonds & Notes — 0.0%

Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Number of Shares
Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	38,982	38,982

TOTAL MUTUAL FUNDS (Cost $38,982)		38,982

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,845,242)		652,170

TOTAL LONG-TERM INVESTMENTS (Cost $83,626,155)		141,615,448

	Principal Amount
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$1,855,893	1,855,893

TOTAL SHORT-TERM INVESTMENTS (Cost $1,855,893)		1,855,893

TOTAL INVESTMENTS — 101.2% (Cost $85,482,048) (h)		143,471,341

Other Assets/(Liabilities) — (1.2)%		(1,693,840)

NET ASSETS — 100.0%		$141,777,501

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $52,749 or 0.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $14,987 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,855,893. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,893,088.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	5/21/21	3,325.00	54	USD	17,955,000	$52,380	$284,391	$(232,011)
S&P 500 Index	5/21/21	3,350.00	44	USD	14,740,000	45,452	281,710	(236,258)
S&P 500 Index	5/21/21	3,425.00	56	USD	19,180,000	72,408	176,540	(104,132)
S&P 500 Index	5/21/21	3,450.00	55	USD	18,975,000	75,350	314,188	(238,838)
S&P 500 Index	6/18/21	3,425.00	53	USD	18,152,500	144,160	276,792	(132,632)
S&P 500 Index	6/18/21	3,450.00	54	USD	18,630,000	146,610	336,555	(189,945)
S&P 500 Index	6/18/21	3,500.00	37	USD	12,950,000	115,810	175,066	(59,256)
						$652,170	$1,845,242	$(1,193,072)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	4/16/21	3,900.00	39	USD	15,210,000	$(384,501)	$(425,393)	$40,892
S&P 500 Index	4/16/21	3,950.00	40	USD	15,800,000	(240,880)	(355,900)	115,020
S&P 500 Index	4/16/21	3,975.00	39	USD	15,502,500	(175,461)	(371,729)	196,268
S&P 500 Index	4/16/21	4,000.00	39	USD	15,600,000	(120,588)	(226,103)	105,515
S&P 500 Index	4/30/21	4,000.00	39	USD	15,600,000	(208,533)	(294,041)	85,508
S&P 500 Index	5/21/21	3,950.00	39	USD	15,405,000	(453,726)	(440,212)	(13,514)
S&P 500 Index	5/21/21	3,975.00	39	USD	15,502,500	(368,355)	(385,807)	17,452
S&P 500 Index	5/21/21	4,000.00	39	USD	15,600,000	(290,160)	(348,952)	58,792
S&P 500 Index	5/21/21	4,025.00	40	USD	16,100,000	(241,600)	(319,900)	78,300
						$(2,483,804)	$(3,168,037)	$684,233

Currency Legend
USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 98.3%
Common Stock — 97.3%

Basic Materials — 0.6%
Chemicals — 0.3%
RPM International, Inc.	20,000	$1,837,000
Mining — 0.3%
Kirkland Lake Gold Ltd.	48,000	1,622,400
		3,459,400
Communications — 7.1%
Internet — 6.0%
CDW Corp.	49,826	8,258,660
Deliveroo Holdings PLC., Lockup Shares (Acquired 9/12/17-5/16/19, Cost $697,983) (a) (b) (c)	393,000	1,479,505
DoorDash, Inc., Class A (c)	1,240	162,601
DoorDash, Inc., Lockup Shares (Acquired 6/17/20, Cost $142,309) (a) (b) (c)	1,860	231,707
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $131,560) (a) (b) (c)	13,156	120,180
Etsy, Inc. (c)	32,784	6,611,549
Farfetch Ltd. Class A (c) (e)	21,424	1,135,900
IAC/InterActiveCorp (c)	13,000	2,812,030
Match Group, Inc. (c)	63,031	8,659,199
Spotify Technology SA (c)	7,000	1,875,650
Squarespace, Inc., Class C (Acquired 3/16/21, Cost $108,173) (a) (b) (c) (d)	1,581	108,173
Vimeo, Inc., Class A (Acquired 1/25/21, Cost $227,648) (a) (b) (c) (d)	7,024	234,161
		31,689,315
Media — 0.3%
Liberty Media Corp-Liberty Formula One Class C (c)	41,000	1,774,890
Telecommunications — 0.8%
Corning, Inc.	81,000	3,524,310
Gores Holdings V Inc. (Acquired 3/15/21, Cost $471,370) (a) (b) (c)	47,137	423,385
		3,947,695
		37,411,900
Consumer, Cyclical — 14.0%
Airlines — 0.7%
Alaska Air Group, Inc.	28,000	1,937,880
Southwest Airlines Co.	31,000	1,892,860
		3,830,740
Apparel — 0.3%
VF Corp.	18,000	1,438,560
Auto Parts & Equipment — 0.7%
Aptiv PLC	28,000	3,861,200
Entertainment — 0.9%
DraftKings, Inc. Class A (c) (e)	40,422	2,479,081
Vail Resorts, Inc.	8,000	2,333,280
		4,812,361
Food Services — 0.6%
Aramark	85,584	3,233,364
Lodging — 1.6%
Hilton Worldwide Holdings, Inc.	41,000	4,957,720
Marriott International, Inc. Class A	10,000	1,481,100
MGM Resorts International	47,000	1,785,530
		8,224,350
Retail — 9.2%
Burlington Stores, Inc. (c)	40,274	12,033,871
Casey's General Stores, Inc.	23,000	4,972,370
Chipotle Mexican Grill, Inc. (c)	2,400	3,409,968
Dollar General Corp.	23,000	4,660,260
Dollar Tree, Inc. (c)	33,000	3,777,180
Domino's Pizza, Inc.	17,044	6,268,613
Five Below, Inc. (c)	6,000	1,144,740
Freshpet, Inc. (c)	19,552	3,105,053
JAND, Inc., Class A (Acquired 11/19/20, Cost $21,141) (a) (b) (c) (d)	860	21,096
Lululemon Athletica, Inc. (c)	2,000	613,420
O'Reilly Automotive, Inc. (c)	7,000	3,550,750
Ross Stores, Inc.	18,000	2,158,380
Wingstop, Inc.	22,261	2,830,932
		48,546,633
		73,947,208
Consumer, Non-cyclical — 31.4%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (c)	1,000	1,206,280
Biotechnology — 4.9%
Abcam PLC Sponsored ADR (c) (e)	87,049	1,673,082
Alnylam Pharmaceuticals, Inc. (c)	13,000	1,835,470
Argenx SE ADR (c)	8,000	2,203,120
Ascendis Pharma A/S ADR (c)	3,000	386,640
Exact Sciences Corp. (c)	16,000	2,108,480
Exelixis, Inc. (c)	27,000	609,930
Incyte Corp. (c)	79,813	6,486,402
Ionis Pharmaceuticals, Inc. (c)	38,000	1,708,480
Kodiak Sciences, Inc. (c) (e)	2,000	226,780
Seagen, Inc. (c)	54,617	7,584,117
Ultragenyx Pharmaceutical, Inc. (c)	10,000	1,138,600
		25,961,101

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 9.2%
Avalara, Inc. (c)	17,938	$2,393,467
Bright Horizons Family Solutions, Inc. (c)	5,000	857,250
Chegg, Inc. (c)	29,873	2,558,921
CoStar Group, Inc. (c)	5,000	4,109,450
Dun & Bradstreet Holdings, Inc. (c) (e)	54,000	1,285,740
Equifax, Inc.	22,000	3,984,860
FleetCor Technologies, Inc. (c)	17,000	4,566,710
MarketAxess Holdings, Inc.	13,322	6,633,290
Multiplan Corp. (c) (e)	162,000	899,100
Repay Holdings Corp. (c)	111,262	2,612,432
Terminix Global Holdings, Inc. (c)	75,000	3,575,250
TransUnion	104,272	9,384,480
Verisk Analytics, Inc.	22,000	3,887,180
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $108,169) (a) (b) (c) (d)	4,132	46,443
WEX, Inc. (c)	7,000	1,464,540
		48,259,113
Food — 0.4%
TreeHouse Foods, Inc. (c)	37,000	1,932,880
Health Care – Products — 11.0%
ABIOMED, Inc. (c)	11,785	3,756,233
Alcon, Inc. (c) (e)	32,000	2,245,760
Align Technology, Inc. (c)	2,600	1,407,978
Avantor, Inc. (c)	151,000	4,368,430
Bruker Corp.	98,000	6,299,440
The Cooper Cos., Inc.	16,600	6,375,894
Dentsply Sirona, Inc.	18,000	1,148,580
Hologic, Inc. (c)	138,000	10,264,440
ICU Medical, Inc. (c)	9,000	1,848,960
IDEXX Laboratories, Inc. (c)	7,986	3,907,630
Penumbra, Inc. (c)	11,283	3,052,954
Quidel Corp. (c)	17,000	2,174,810
Teleflex, Inc.	22,000	9,140,120
West Pharmaceutical Services, Inc.	6,000	1,690,680
		57,681,909
Health Care – Services — 2.8%
Acadia Healthcare Co., Inc. (c) (e)	54,000	3,085,560
Catalent, Inc. (c)	78,000	8,214,180
Molina Healthcare, Inc. (c)	5,000	1,168,800
Ortho Clinical Diagnostics Holdings PLC Class H (c)	49,000	945,455
PPD, Inc. (c)	34,000	1,286,560
		14,700,555
Household Products & Wares — 0.9%
Avery Dennison Corp.	20,000	3,673,000
Reynolds Consumer Products, Inc.	41,000	1,220,980
		4,893,980
Pharmaceuticals — 2.0%
Alkermes PLC (c)	75,000	1,401,000
Elanco Animal Health, Inc. (c)	86,000	2,532,700
Neurocrine Biosciences, Inc. (c)	16,000	1,556,000
Perrigo Co. PLC	73,000	2,954,310
PRA Health Sciences, Inc. (c)	15,000	2,299,950
		10,743,960
		165,379,778
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Dragoneer Growth Opportunities Corp. (c) (e)	5,000	50,750
Pershing Square Tontine Holdings Ltd. Class A (c)	31,000	744,310
		795,060
Energy — 0.6%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (c)	49,000	1,461,180
Shoals Technologies Group, Inc. Class A (c)	21,000	730,380
		2,191,560
Oil & Gas — 0.2%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (a) (b) (c) (d)	21	116,871
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (a) (b) (c) (d)	144	801,402
		918,273
		3,109,833

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 6.0%
Banks — 0.4%
Webster Financial Corp.	36,000	$1,983,960
Diversified Financial Services — 3.7%
Cboe Global Markets, Inc.	35,000	3,454,150
Hamilton Lane, Inc. Class A	61,913	5,483,015
Raymond James Financial, Inc.	10,000	1,225,600
Social Finance, Inc. (Acquired 12/30/20, Cost $813,666) (a) (b) (c) (d)	44,149	1,253,440
Tradeweb Markets, Inc. Class A	110,622	8,186,028
		19,602,233
Insurance — 1.2%
Assurant, Inc.	20,000	2,835,400
Axis Capital Holdings Ltd.	38,000	1,883,660
GoHealth, Inc. Class A (c) (e)	27,000	315,630
Kemper Corp.	13,000	1,036,360
Selectquote, Inc. (c)	17,000	501,670
		6,572,720
Private Equity — 0.7%
KKR & Co., Inc.	72,000	3,517,200
		31,676,113

Industrial — 16.6%
Aerospace & Defense — 0.7%
Hexcel Corp.	62,416	3,495,296
Building Materials — 1.2%
Fortune Brands Home & Security, Inc.	53,558	5,131,928
Martin Marietta Materials, Inc.	4,000	1,343,280
		6,475,208
Electronics — 3.9%
Agilent Technologies, Inc.	60,000	7,628,400
Amphenol Corp. Class A	26,000	1,715,220
Fortive Corp.	49,000	3,461,360
Keysight Technologies, Inc. (c)	33,000	4,732,200
National Instruments Corp.	63,000	2,720,655
		20,257,835
Environmental Controls — 0.3%
Waste Connections, Inc.	16,000	1,727,680
Machinery – Construction & Mining — 1.6%
BWX Technologies, Inc.	128,872	8,497,820
Machinery – Diversified — 3.3%
Cognex Corp.	13,000	1,078,870
Colfax Corp. (c)	87,000	3,811,470
IDEX Corp.	25,000	5,233,000
Ingersoll Rand, Inc. (c)	143,000	7,037,030
		17,160,370
Miscellaneous - Manufacturing — 1.3%
Textron, Inc.	123,000	6,897,840
Packaging & Containers — 2.3%
Ball Corp.	97,000	8,219,780
Packaging Corp. of America	11,000	1,479,280
Sealed Air Corp.	56,000	2,565,920
		12,264,980
Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	62,978	10,584,712
		87,361,741
Technology — 19.9%
Computers — 1.8%
Crowdstrike Holdings, Inc. Class A (c) (e)	9,000	1,642,590
Fortinet, Inc. (c)	13,000	2,397,460
Leidos Holdings, Inc.	9,000	866,520
Varonis Systems, Inc. (c)	84,135	4,319,491
		9,226,061
Semiconductors — 7.4%
Entegris, Inc.	31,000	3,465,800
KLA Corp.	36,281	11,987,242
Lattice Semiconductor Corp. (c)	8,070	363,311
Marvell Technology Group Ltd. (e)	114,000	5,583,720
Maxim Integrated Products, Inc.	25,000	2,284,250
Microchip Technology, Inc.	61,000	9,468,420
Monolithic Power Systems, Inc.	6,761	2,388,053
Skyworks Solutions, Inc.	20,000	3,669,600
		39,210,396

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 10.7%
Atlassian Corp. PLC Class A (c)	13,000	$2,739,880
Bentley Systems, Inc. Class B	4,000	187,720
Bill.com Holdings, Inc. (c)	6,000	873,000
Black Knight, Inc. (c)	38,000	2,811,620
Broadridge Financial Solutions, Inc.	10,000	1,531,000
Ceridian HCM Holding, Inc. (c)	41,000	3,455,070
Citrix Systems, Inc.	17,000	2,386,120
Clarivate PLC (c) (e)	174,000	4,591,860
DocuSign, Inc. (c)	20,000	4,049,000
Five9, Inc. (c)	6,000	937,980
Guidewire Software, Inc. (c)	41,256	4,192,847
Jack Henry & Associates, Inc.	5,000	758,600
Medallia, Inc. (c) (e)	101,523	2,831,476
nCino, Inc. (c)	7,000	467,040
Playtika Holding Corp. (c)	22,337	607,790
Procore Technologies, Inc. (Acquired 7/15/20-12/09/20, Cost $145,684) (a) (b) (c) (d)	2,599	163,737
PTC, Inc. (c)	8,000	1,101,200
Roper Technologies, Inc.	8,000	3,226,720
Splunk, Inc. (c)	18,000	2,438,640
Take-Two Interactive Software, Inc. (c)	18,274	3,229,016
Tyler Technologies, Inc. (c)	6,977	2,961,946
Veeva Systems, Inc. Class A (c)	16,000	4,179,840
ZoomInfo Technologies, Inc. Class A (c) (e)	86,403	4,225,107
Zynga, Inc. Class A (c)	234,000	2,389,140
		56,336,349
		104,772,806
Utilities — 1.0%
Electric — 1.0%
Ameren Corp.	19,000	1,545,839
Eversource Energy	9,000	779,310
Sempra Energy	22,000	2,916,757
		5,241,906
TOTAL COMMON STOCK (Cost $354,340,888)		513,155,745
Preferred Stock — 1.0%
Consumer, Cyclical — 0.8%
Auto Manufacturers — 0.8%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (a) (b) (c) (d)	83,834	3,089,283
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $379,954) (a) (b) (c) (d)	24,529	903,894
		3,993,177
Retail — 0.0%
JAND, Inc., Series AA (Acquired 11/19/20, Cost $43,758) (a) (b) (c) (d)	1,781	43,689
JAND, Inc., Series B (Acquired 11/19/20, Cost $49) (a) (b) (c) (d)	2	49
		43,738
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (a) (b) (c) (d)	22,197	249,490
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (a) (b) (c) (d)	17,440	196,023
		445,513
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (a) (b) (c) (d)	766	95,750
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (b) (c) (d)	9,885	407,982
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $133,381) (a) (b) (c) (d)	752	119,606
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $30,150) (a) (b) (c) (d)	670	42,210
		161,816
TOTAL PREFERRED STOCK (Cost $2,651,788)		5,147,976

TOTAL EQUITIES (Cost $356,992,676)		518,303,721
Warrants — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (c)	4,983	40,611

TOTAL WARRANTS (Cost $28,347)		40,611

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	2,496,804	$2,496,804
TOTAL MUTUAL FUNDS (Cost $2,496,804)		2,496,804

TOTAL LONG-TERM INVESTMENTS (Cost $359,517,827)		520,841,136

Short-Term Investments — 1.7%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	372	372

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/2021, 0.000%, due 4/01/21 (g)	$9,158,140	9,158,140

TOTAL SHORT-TERM INVESTMENTS (Cost $9,158,512)		9,158,512

TOTAL INVESTMENTS — 100.5% (Cost $368,676,339) (h)		529,999,648

Other Assets/(Liabilities) — (0.5)%		(2,615,516)

NET ASSETS — 100.0%		$527,384,132

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $10,148,076 or 1.92% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $10,148,076 or 1.92% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Non-income producing security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $19,383,562 or 3.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $17,318,554 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $9,158,140. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $9,341,394.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%

Basic Materials — 2.2%
Chemicals — 0.8%
Axalta Coating Systems Ltd. (a)	111,166	$3,288,290
Forest Products & Paper — 1.4%
Mondi PLC	230,409	5,878,492
		9,166,782
Communications — 2.9%
Internet — 1.0%
F5 Networks, Inc. (a)	19,609	4,090,830
Media — 1.4%
Fox Corp. Class B	164,442	5,743,959
Telecommunications — 0.5%
Juniper Networks, Inc.	91,135	2,308,449
		12,143,238
Consumer, Cyclical — 13.1%
Airlines — 1.8%
Southwest Airlines Co.	119,527	7,298,319
Auto Manufacturers — 2.3%
Cummins, Inc.	9,128	2,365,156
Honda Motor Co. Ltd. Sponsored ADR (b)	141,162	4,263,093
PACCAR, Inc.	32,911	3,058,090
		9,686,339
Auto Parts & Equipment — 1.5%
Aptiv PLC	12,015	1,656,868
BorgWarner, Inc.	96,766	4,486,072
		6,142,940
Food Services — 1.0%
Sodexo SA (a)	42,030	4,032,489
Leisure Time — 0.6%
Polaris, Inc.	18,687	2,494,714
Retail — 5.7%
Advance Auto Parts, Inc.	41,540	7,622,175
Beacon Roofing Supply, Inc. (a)	7,140	373,565
Dollar Tree, Inc. (a)	45,925	5,256,575
Genuine Parts Co.	41,288	4,772,480
MSC Industrial Direct Co., Inc. Class A	63,815	5,755,475
		23,780,270
Textiles — 0.2%
Mohawk Industries, Inc. (a)	5,521	1,061,743
		54,496,814
Consumer, Non-cyclical — 22.3%
Food — 7.6%
Conagra Brands, Inc.	206,731	7,773,086
The J.M. Smucker Co.	44,290	5,604,014
Kellogg Co.	66,783	4,227,364
Koninklijke Ahold Delhaize NV	250,710	6,983,288
Mondelez International, Inc. Class A	17,916	1,048,623
Orkla ASA	349,832	3,429,979
Sysco Corp.	32,320	2,544,877
		31,611,231
Health Care – Products — 4.0%
Envista Holdings Corp. (a)	91,659	3,739,687
Hill-Rom Holdings, Inc.	15,822	1,748,015
Zimmer Biomet Holdings, Inc.	68,809	11,014,945
		16,502,647
Health Care – Services — 3.5%
Quest Diagnostics, Inc.	57,528	7,383,144
Universal Health Services, Inc. Class B	54,180	7,227,070
		14,610,214
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	26,259	3,651,314
Pharmaceuticals — 6.3%
Becton Dickinson and Co.	18,498	4,497,789
Cardinal Health, Inc.	121,651	7,390,298
Cigna Corp.	13,598	3,287,181
Henry Schein, Inc. (a)	79,542	5,507,488
McKesson Corp.	27,163	5,297,871
		25,980,627
		92,356,033
Energy — 3.4%
Oil & Gas — 2.9%
Cimarex Energy Co.	37,833	2,246,902
ConocoPhillips	129,552	6,862,369
Pioneer Natural Resources Co.	17,772	2,822,549
		11,931,820
Oil & Gas Services — 0.5%
Baker Hughes Co.	95,019	2,053,361
		13,985,181

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.6%
Banks — 10.4%
The Bank of New York Mellon Corp.	206,563	$9,768,364
Commerce Bancshares, Inc.	46,617	3,571,329
Eastern Bankshares, Inc.	96,547	1,862,392
M&T Bank Corp.	25,244	3,827,243
Northern Trust Corp.	94,339	9,915,972
The PNC Financial Services Group, Inc.	13,764	2,414,343
State Street Corp.	33,319	2,799,129
Truist Financial Corp.	108,252	6,313,257
Westamerica Bancorp.	44,213	2,775,692
		43,247,721
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.	25,132	5,841,933
T. Rowe Price Group, Inc.	24,471	4,199,224
		10,041,157
Insurance — 5.7%
Aflac, Inc.	128,455	6,574,327
Arthur J Gallagher & Co.	18,925	2,361,272
Brown & Brown, Inc.	8,994	411,116
Chubb Ltd.	47,463	7,497,730
Reinsurance Group of America, Inc.	54,208	6,832,918
		23,677,363
Real Estate Investment Trusts (REITS) — 4.6%
Equinix, Inc.	3,283	2,231,094
Essex Property Trust, Inc.	10,384	2,822,786
Healthcare Trust of America, Inc. Class A	91,783	2,531,375
Healthpeak Properties, Inc.	152,201	4,830,860
MGM Growth Properties LLC Class A	134,151	4,376,006
Weyerhaeuser Co.	64,047	2,280,073
		19,072,194
Savings & Loans — 0.5%
Capitol Federal Financial, Inc.	143,311	1,898,154
		97,936,589
Industrial — 18.7%
Aerospace & Defense — 2.4%
BAE Systems PLC	611,298	4,255,428
General Dynamics Corp.	30,311	5,503,265
		9,758,693
Building Materials — 0.9%
Johnson Controls International PLC	62,745	3,743,994
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	96,291	8,687,374
Electronics — 4.2%
Hubbell, Inc.	37,196	6,951,560
nVent Electric PLC	275,439	7,687,503
TE Connectivity Ltd.	19,856	2,563,608
		17,202,671
Engineering & Construction — 0.9%
IMI PLC	211,246	3,885,567
Environmental Controls — 1.5%
Republic Services, Inc.	63,327	6,291,538
Machinery – Construction & Mining — 1.1%
Oshkosh Corp.	39,734	4,714,836
Machinery – Diversified — 0.5%
Crane Co.	24,089	2,262,198
Miscellaneous - Manufacturing — 0.8%
Textron, Inc.	56,265	3,155,341
Packaging & Containers — 3.4%
Graphic Packaging Holding Co.	210,644	3,825,295
Packaging Corp. of America	19,318	2,597,885
Sonoco Products Co.	118,516	7,502,063
		13,925,243
Transportation — 0.9%
Heartland Express, Inc.	169,715	3,323,020
Norfolk Southern Corp.	1,421	381,567
		3,704,587
		77,332,042
Technology — 4.9%
Computers — 1.6%
Amdocs Ltd.	20,129	1,412,049
HP, Inc.	168,586	5,352,606
		6,764,655

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 0.3%
Applied Materials, Inc.	7,873	$1,051,833
Software — 3.0%
CDK Global, Inc.	43,492	2,351,177
Cerner Corp.	94,694	6,806,605
Open Text Corp.	66,718	3,183,116
		12,340,898
		20,157,386
Utilities — 8.0%
Electric — 6.3%
Ameren Corp.	9,162	745,420
Edison International	115,236	6,752,830
Evergy, Inc.	41,983	2,499,248
NorthWestern Corp.	106,352	6,934,150
Pinnacle West Capital Corp.	91,779	7,466,222
Xcel Energy, Inc.	24,299	1,616,127
		26,013,997
Gas — 1.7%
Atmos Energy Corp.	36,881	3,645,687
Spire, Inc.	50,031	3,696,790
		7,342,477
		33,356,474
TOTAL COMMON STOCK (Cost $329,412,141)		410,930,539

TOTAL EQUITIES (Cost $329,412,141)		410,930,539

Mutual Funds — 1.2%

Diversified Financial Services — 1.2%
iShares Russell Mid-Cap Value ETF	44,774	4,893,798
State Street Navigator Securities Lending Prime Portfolio (c)	282,100	282,100
		5,175,898
TOTAL MUTUAL FUNDS (Cost $5,245,394)		5,175,898

TOTAL LONG-TERM INVESTMENTS (Cost $334,657,535)		416,106,437

	Principal Amount
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$5,218,362	5,218,362

TOTAL SHORT-TERM INVESTMENTS (Cost $5,218,362)		5,218,362

TOTAL INVESTMENTS — 101.6% (Cost $339,875,897) (e)		421,324,799

Other Assets/(Liabilities) — (1.6)%		(6,530,082)

NET ASSETS — 100.0%		$414,794,717

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,282,514 or 0.55% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,056,506 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,218,362. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $5,322,750.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/21	JPY	17,599,951	USD	161,771	$(2,683)
Bank of America N.A.	6/30/21	USD	2,696,295	JPY	293,755,786	41,002
Credit Suisse International	6/30/21	USD	9,620,977	EUR	8,053,326	159,747
JP Morgan Chase Bank N.A.	6/30/21	USD	12,256,287	GBP	8,798,471	123,475
Morgan Stanley & Co. LLC	6/30/21	CAD	1,184,289	USD	946,980	(4,483)
Morgan Stanley & Co. LLC	6/30/21	USD	951,274	CAD	1,184,289	8,777
UBS AG	6/30/21	USD	2,922,922	NOK	24,787,696	24,972
						$350,807

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 62.6%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	5,000	$541,422
Invesco Oppenheimer V.I. Global Fund, Series I	6,005	316,078
Invesco Oppenheimer V.I. International Growth Fund, Series I	94,194	274,104
MML Blue Chip Growth Fund, Initial Class (a)	4,325,169	89,055,234
MML Equity Income Fund, Initial Class (a)	7,811,835	91,007,878
MML Equity Index Fund, Class III (a)	202,599	6,231,952
MML Focused Equity Fund, Class II (a)	17,075,842	127,385,781
MML Foreign Fund, Initial Class (a)	5,738,338	61,113,303
MML Fundamental Equity Fund, Class II (a)	5,797,867	67,197,275
MML Fundamental Value Fund, Class II (a)	6,465,107	86,373,832
MML Global Fund, Class I (a)	11,012,664	159,573,496
MML Income & Growth Fund, Initial Class (a)	7,518,744	84,961,804
MML International Equity Fund, Class II (a)	6,554,803	71,185,159
MML Large Cap Growth Fund, Initial Class (a)	2,465,078	35,497,124
MML Mid Cap Growth Fund, Initial Class (a)	4,760,823	88,313,261
MML Mid Cap Value Fund, Initial Class (a)	6,350,426	75,506,559
MML Small Cap Growth Equity Fund, Initial Class (a)	753,930	13,335,120
MML Small Company Value Fund, Class II (a)	1,637,257	28,226,309
MML Small/Mid Cap Value Fund, Initial Class (a)	1,837,560	24,310,916
MML Strategic Emerging Markets Fund, Class II (a)	2,478,021	36,030,430
		1,146,437,037
Fixed Income Funds — 37.5%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	4,399,148	20,632,006
MML Dynamic Bond Fund, Class II (a)	14,792,954	151,331,924
MML High Yield Fund, Class II (a)	917,858	9,472,296
MML Inflation-Protected and Income Fund, Initial Class (a)	5,054,904	57,120,410
MML Managed Bond Fund, Initial Class (a)	18,103,661	240,973,524
MML Short-Duration Bond Fund, Class II (a)	6,879,405	68,587,670
MML Total Return Bond Fund, Class II (a)	12,736,339	139,335,554
		687,453,384
TOTAL MUTUAL FUNDS (Cost $1,639,054,842)		1,833,890,421

TOTAL LONG-TERM INVESTMENTS (Cost $1,639,054,842)		1,833,890,421

TOTAL INVESTMENTS — 100.1% (Cost $1,639,054,842) (b)		1,833,890,421

Other Assets/(Liabilities) — (0.1)%		(1,365,509)

NET ASSETS — 100.0%		$1,832,524,912

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 98.2%
Common Stock — 98.1%

Basic Materials — 0.8%
Chemicals — 0.8%
Ingevity Corp. (a)	9,546	$721,009
Methanex Corp. (b)	25,238	928,759
		1,649,768
Communications — 5.0%
Internet — 3.7%
Mimecast Ltd. (a)	25,447	1,023,224
Perficient, Inc. (a)	40,175	2,359,076
Proofpoint, Inc. (a) (b)	6,731	846,693
Q2 Holdings, Inc. (a)	4,015	402,303
RealReal, Inc. (a)	82,029	1,856,316
Shutterstock, Inc.	15,021	1,337,470
Veracode, Inc. (Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (c) (d) (e)	10,688	515
		7,825,597
Media — 0.4%
The New York Times Co. Class A	16,742	847,480
Telecommunications — 0.9%
Calix, Inc. (a)	28,389	983,963
Ciena Corp. (a)	16,277	890,677
		1,874,640
		10,547,717
Consumer, Cyclical — 15.8%
Apparel — 2.8%
Carter's, Inc.	11,781	1,047,684
Deckers Outdoor Corp. (a)	2,260	746,749
Skechers U.S.A., Inc. Class A (a)	28,909	1,205,794
Wolverine World Wide, Inc.	75,036	2,875,380
		5,875,607
Entertainment — 1.1%
Cinemark Holdings, Inc. (b)	48,339	986,599
GAN Ltd. (a)	29,695	540,449
Penn National Gaming, Inc. (a) (b)	6,468	678,105
		2,205,153
Home Builders — 2.3%
Cavco Industries, Inc. (a)	4,217	951,397
Century Communities, Inc. (a)	5,513	332,544
Skyline Champion Corp. (a)	55,564	2,514,827
Thor Industries, Inc.	8,102	1,091,664
		4,890,432
Leisure Time — 2.3%
Acushnet Holdings Corp.	25,609	1,058,420
Planet Fitness, Inc. Class A (a)	20,571	1,590,138
Polaris, Inc.	9,596	1,281,066
YETI Holdings, Inc. (a)	10,460	755,317
		4,684,941
Lodging — 0.5%
Boyd Gaming Corp. (a)	17,715	1,044,476
Retail — 6.3%
BJ's Restaurants, Inc. (a)	11,099	644,630
Denny's Corp. (a)	62,918	1,139,445
FirstCash, Inc.	16,060	1,054,660
Five Below, Inc. (a)	4,998	953,569
Floor & Decor Holdings, Inc. Class A (a)	15,286	1,459,507
La-Z-Boy, Inc.	28,818	1,224,189
Nu Skin Enterprises, Inc. Class A	21,670	1,146,126
Ollie's Bargain Outlet Holdings, Inc. (a)	30,987	2,695,869
Rush Enterprises, Inc. Class A	35,863	1,787,053
Wingstop, Inc.	8,374	1,064,922
		13,169,970
Textiles — 0.5%
Albany International Corp. Class A	12,343	1,030,270
		32,900,849

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 27.7%
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	1,270	$1,531,976
Biotechnology — 11.4%
Acceleron Pharma, Inc. (a)	4,371	592,751
Akero Therapeutics, Inc. (a) (b)	14,552	422,154
Allakos, Inc. (a)	6,366	730,690
ALX Oncology Holdings, Inc. (a)	18,729	1,381,076
Amicus Therapeutics, Inc. (a)	65,948	651,566
Apellis Pharmaceuticals, Inc. (a)	19,658	843,525
Arena Pharmaceuticals, Inc. (a)	17,581	1,219,946
Ascendis Pharma A/S ADR (a)	4,407	567,974
BioAtla, Inc. (a)	2,000	101,680
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,333	432,861
Blueprint Medicines Corp. (a)	5,529	537,585
ChemoCentryx, Inc. (a)	7,922	405,923
Constellation Pharmaceuticals, Inc. (a)	40,441	945,915
Dicerna Pharmaceuticals, Inc. (a)	22,161	566,657
Five Prime Therapeutics, Inc. (a)	19,043	717,350
Freeline Therapeutics Holdings PLC (a)	17,131	210,711
ImmunoGen, Inc. (a)	74,716	605,200
Iovance Biotherapeutics, Inc. (a)	10,575	334,805
Kodiak Sciences, Inc. (a) (b)	12,548	1,422,818
Mersana Therapeutics, Inc. (a)	42,223	683,168
Mirati Therapeutics, Inc. (a)	4,484	768,109
NeoGenomics, Inc. (a)	15,962	769,847
Novavax, Inc. (a)	2,967	537,947
PTC Therapeutics, Inc. (a)	13,894	657,881
Revolution Medicines, Inc. (a)	14,200	651,496
Rocket Pharmaceuticals, Inc. (a)	18,382	815,609
Sage Therapeutics, Inc. (a)	7,007	524,474
TCR2 Therapeutics, Inc. (a)	40,648	897,508
TG Therapeutics, Inc. (a) (b)	31,167	1,502,249
Theravance Biopharma, Inc. (a) (b)	25,198	514,291
Turning Point Therapeutics, Inc. (a)	10,763	1,018,072
UroGen Pharma Ltd. (a) (b)	22,326	434,910
Veracyte, Inc. (a)	5,719	307,396
Y-mAbs Therapeutics, Inc. (a)	31,406	949,717
		23,723,861
Commercial Services — 3.9%
2U, Inc. (a) (b)	17,380	664,437
Chegg, Inc. (a)	12,819	1,098,076
Green Dot Corp. Class A (a)	17,645	807,965
Herc Holdings, Inc. (a)	11,625	1,177,961
LiveRamp Holdings, Inc. (a)	11,218	581,990
Multiplan Corp. (a) (b)	115,504	641,047
Repay Holdings Corp. (a)	50,165	1,177,874
TriNet Group, Inc. (a)	25,473	1,985,875
		8,135,225
Food — 1.6%
BellRing Brands, Inc. Class A (a)	43,241	1,020,920
Performance Food Group Co. (a)	21,482	1,237,578
Sanderson Farms, Inc.	6,656	1,036,872
		3,295,370
Health Care – Products — 5.0%
Avanos Medical, Inc. (a)	25,226	1,103,385
Glaukos Corp. (a) (b)	7,690	645,422
Globus Medical, Inc. Class A (a)	27,606	1,702,462
Haemonetics Corp. (a)	9,102	1,010,413
Hill-Rom Holdings, Inc.	9,603	1,060,940
Inari Medical, Inc. (a)	6,236	667,252
Insulet Corp. (a)	2,597	677,609
Integra LifeSciences Holdings Corp. (a)	15,602	1,077,942
NanoString Technologies, Inc. (a)	9,306	611,497
Omnicell, Inc. (a)	15,000	1,948,050
		10,504,972
Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (a)	21,456	1,225,996
Accolade, Inc. (a)	20,518	930,902
Addus HomeCare Corp. (a)	7,748	810,363
Amedisys, Inc. (a)	2,880	762,595
LHC Group, Inc. (a)	14,380	2,749,600
Medpace Holdings, Inc. (a)	4,827	791,869
Oak Street Health, Inc. (a) (b)	19,696	1,068,902
		8,340,227

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 1.1%
AdaptHealth Corp. (a)	22,328	$820,777
Heron Therapeutics, Inc. (a) (b)	37,211	603,190
KalVista Pharmaceuticals, Inc. (a)	15,211	390,771
Kura Oncology, Inc. (a)	9,407	265,936
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,071	206,479
		2,287,153
		57,818,784
Energy — 1.9%
Energy – Alternate Sources — 1.5%
Atlantica Sustainable Infrastructure PLC (b)	32,501	1,190,511
First Solar, Inc. (a)	11,839	1,033,545
Maxeon Solar Technologies Ltd. (a) (b)	26,962	850,921
		3,074,977
Oil & Gas — 0.4%
Delek US Holdings, Inc.	25,618	557,960
Viper Energy Partners LP (f)	23,498	342,131
		900,091
		3,975,068
Financial — 16.5%
Banks — 5.1%
Ameris Bancorp	25,882	1,359,064
Atlantic Union Bankshares Corp.	35,686	1,368,915
First Interstate BancSystem, Inc. Class A	24,297	1,118,634
National Bank Holdings Corp. Class A	34,645	1,374,714
Seacoast Banking Corp. of Florida (a)	36,452	1,321,020
Simmons First National Corp. Class A	41,542	1,232,551
Western Alliance Bancorp	29,573	2,792,874
		10,567,772
Diversified Financial Services — 2.2%
Air Lease Corp.	24,714	1,210,986
Hamilton Lane, Inc. Class A	4,729	418,800
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	31,578	1,771,526
PRA Group, Inc. (a)	30,068	1,114,621
		4,515,933
Insurance — 2.9%
Assured Guaranty Ltd.	27,188	1,149,509
James River Group Holdings Ltd.	16,743	763,816
Kemper Corp.	11,434	911,518
MGIC Investment Corp.	87,954	1,218,163
Selective Insurance Group, Inc.	17,027	1,235,138
SiriusPoint Ltd. (a)	88,376	898,784
		6,176,928
Real Estate — 0.9%
McGrath RentCorp	15,567	1,255,479
Redfin Corp. (a) (b)	8,848	589,188
		1,844,667
Real Estate Investment Trusts (REITS) — 4.4%
Essential Properties Realty Trust, Inc.	88,119	2,011,757
JBG SMITH Properties	27,421	871,714
Life Storage, Inc.	12,622	1,084,861
PotlatchDeltic Corp.	18,871	998,653
PS Business Parks, Inc.	7,239	1,119,005
Ryman Hospitality Properties, Inc.	12,632	979,106
Xenia Hotels & Resorts, Inc.	109,535	2,135,932
		9,201,028
Savings & Loans — 1.0%
Sterling Bancorp	92,063	2,119,290
		34,425,618
Industrial — 16.2%
Building Materials — 3.1%
Builders FirstSource, Inc. (a)	55,873	2,590,831
Gibraltar Industries, Inc. (a)	12,407	1,135,365
Louisiana-Pacific Corp.	25,720	1,426,431
Patrick Industries, Inc.	14,388	1,222,980
		6,375,607
Electrical Components & Equipment — 1.2%
EnerSys	13,442	1,220,534
Novanta, Inc. (a)	9,124	1,203,364
		2,423,898
Electronics — 0.8%
II-VI, Inc. (a) (b)	24,129	1,649,700
Engineering & Construction — 0.1%
Fluor Corp.	10,900	251,681
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	13,392	1,125,731

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.9%
Kennametal, Inc.	48,714	$1,947,098
Machinery – Construction & Mining — 0.4%
Argan, Inc.	14,996	800,037
Machinery – Diversified — 4.6%
Altra Industrial Motion Corp.	3,000	165,960
Applied Industrial Technologies, Inc.	20,810	1,897,248
Chart Industries, Inc. (a)	7,115	1,012,820
Colfax Corp. (a)	19,220	842,028
Curtiss-Wright Corp.	14,589	1,730,255
Kornit Digital Ltd. (a)	4,194	415,709
The Middleby Corp. (a)	11,328	1,877,616
SPX FLOW, Inc.	25,547	1,617,892
		9,559,528
Metal Fabricate & Hardware — 1.4%
Helios Technologies, Inc.	14,488	1,055,741
Rexnord Corp.	39,092	1,840,842
		2,896,583
Miscellaneous - Manufacturing — 1.4%
Enerpac Tool Group Corp.	43,101	1,125,798
ITT, Inc.	10,577	961,555
John Bean Technologies Corp.	6,226	830,175
		2,917,528
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	80,886	1,468,890
Transportation — 0.7%
Kirby Corp. (a)	12,159	732,945
Saia, Inc. (a)	3,349	772,212
		1,505,157
Trucking & Leasing — 0.4%
GATX Corp.	9,473	878,526
		33,799,964
Technology — 13.6%
Computers — 3.0%
Lumentum Holdings, Inc. (a)	8,742	798,582
PAR Technology Corp. (a) (b)	15,723	1,028,441
Rapid7, Inc. (a)	37,100	2,768,031
Telos Corp. (a)	26,974	1,022,854
Varonis Systems, Inc. (a)	10,404	534,141
		6,152,049
Semiconductors — 4.2%
ACM Research, Inc. Class A (a)	10,826	874,632
FormFactor, Inc. (a)	23,282	1,050,251
Lattice Semiconductor Corp. (a)	20,082	904,092
MKS Instruments, Inc.	12,688	2,352,609
Power Integrations, Inc.	9,572	779,927
Tower Semiconductor Ltd. (a)	101,122	2,835,461
		8,796,972
Software — 6.4%
Bandwidth, Inc. Class A (a) (b)	7,928	1,004,795
Cardlytics, Inc. (a) (b)	15,347	1,683,566
Cloudera, Inc. (a)	93,397	1,136,642
Digital Turbine, Inc. (a)	17,284	1,388,942
Five9, Inc. (a)	4,443	694,574
Health Catalyst, Inc. (a)	21,368	999,381
j2 Global, Inc. (a)	13,363	1,601,689
Manhattan Associates, Inc. (a)	11,263	1,322,051
MarkLogic Corp. (Escrow Shares) (Acquired 11/11/20, Cost $7,680) (a) (c) (d) (e)	22,966	3,904
New Relic, Inc. (a)	12,912	793,830
Porch Group, Inc. (a)	33,770	597,729
Sprout Social, Inc. Class A (a)	6,802	392,884
SVMK, Inc. (a)	49,538	907,536
Verra Mobility Corp. (a)	64,898	878,394
		13,405,917
		28,354,938

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
Portland General Electric Co.	24,854	$1,179,819
TOTAL COMMON STOCK (Cost $156,761,205)		204,652,525
Preferred Stock — 0.1%
Consumer, Non-cyclical — 0.1%
Retail — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (c) (d) (e)	4,027	167,322

TOTAL PREFERRED STOCK (Cost $184,255)		167,322

TOTAL EQUITIES (Cost $156,945,460)		204,819,847

Rights — 0.0%
Financial — 0.0%
Diversified Financial Services — 0.0%
Decarbonization Plus Acquisition Corp. (Acquired 2/09/21, Cost $0) (a) (c) (d) (e)	27,900	—
FTAC Olympus Acquisition Corp. (Acquired 2/03/21, Cost $0) (a) (c) (d) (e)	10,900	—
One (Acquired 2/24/21, Cost $0) (a) (c) (d) (e)	74,800	32,239
TS Innovation Acquisitions Corp. (Acquired 1/25/21, Cost $0) (a) (c) (d) (e)	62,840	—
		32,239
TOTAL RIGHTS (Cost $0)		32,239
Mutual Funds — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (g)	2,711,786	2,711,786

TOTAL MUTUAL FUNDS (Cost $2,711,786)		2,711,786

TOTAL LONG-TERM INVESTMENTS (Cost $159,657,246)		207,563,872

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$1,756,739	1,756,739

TOTAL SHORT-TERM INVESTMENTS (Cost $1,756,739)		1,756,739

TOTAL INVESTMENTS — 100.4% (Cost $161,413,985) (i)		209,320,611

Other Assets/(Liabilities) — (0.4)%		(741,297)

NET ASSETS — 100.0%		$208,579,314

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $16,976,984 or 8.14% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $14,659,585 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $203,980 or 0.10% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $203,980 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is a Master Limited Partnership.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,756,739. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,792,006.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%

Basic Materials — 5.9%
Chemicals — 2.5%
American Vanguard Corp.	15,193	$310,089
Atotech Ltd. (a)	20,004	405,081
Minerals Technologies, Inc.	8,266	622,595
Orion Engineered Carbons SA	27,984	551,845
Quaker Chemical Corp. (b)	2,365	576,516
		2,466,126
Forest Products & Paper — 0.6%
Clearwater Paper Corp. (a)	16,437	618,360
Iron & Steel — 1.3%
Carpenter Technology Corp.	16,436	676,341
Reliance Steel & Aluminum Co.	3,643	554,793
		1,231,134
Mining — 1.5%
Alcoa Corp. (a)	20,702	672,608
Constellium SE (a)	53,178	781,716
		1,454,324
		5,769,944
Communications — 2.8%
Advertising — 0.7%
Advantage Solutions, Inc. (a)	27,939	329,960
Boston Omaha Corp. Class A (a) (b)	13,456	397,759
		727,719
Internet — 0.3%
Opendoor Technologies, Inc. (a) (b)	5,974	126,589
Poshmark, Inc. Class A (a)	4,262	173,037
		299,626
Media — 1.0%
Cable One, Inc.	354	647,240
Scholastic Corp.	10,044	302,425
		949,665
Telecommunications — 0.8%
Harmonic, Inc. (a)	99,949	783,600
		2,760,610
Consumer, Cyclical — 12.6%
Airlines — 0.1%
Sun Country Airlines Holdings, Inc. (a)	1,563	53,580
Apparel — 1.4%
Hanesbrands, Inc.	32,354	636,403
Steven Madden Ltd.	19,655	732,345
		1,368,748
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	16,354	409,340
Auto Parts & Equipment — 1.4%
Dorman Products, Inc. (a)	5,412	555,488
The Goodyear Tire & Rubber Co. (a)	11,900	209,083
Visteon Corp. (a)	4,594	560,238
		1,324,809
Distribution & Wholesale — 1.5%
Pool Corp.	1,552	535,812
Resideo Technologies, Inc. (a)	12,232	345,554
thredUP, Inc. (a)	3,029	70,667
Univar Solutions, Inc. (a)	22,639	487,644
		1,439,677
Entertainment — 0.7%
Marriott Vacations Worldwide Corp.	4,115	716,751
Home Builders — 1.9%
Cavco Industries, Inc. (a)	3,707	836,336
LCI Industries	4,611	609,943
Meritage Home Corp. (a)	4,946	454,637
		1,900,916
Leisure Time — 0.4%
Planet Fitness, Inc. Class A (a)	4,736	366,093
Retail — 4.6%
Beacon Roofing Supply, Inc. (a)	17,078	893,521
BJ's Restaurants, Inc. (a)	11,113	645,443
Hibbett Sports, Inc. (a)	5,841	402,386
Lumber Liquidators Holdings, Inc. (a)	22,088	554,851
Papa John's International, Inc.	5,675	503,032
Petco Health & Wellness Co., Inc. (a)	15,372	340,643
Red Robin Gourmet Burgers, Inc. (a)	12,136	484,105
Rush Enterprises, Inc. Class A	6,676	332,665
Sportsman's Warehouse Holdings, Inc. (a)	5,332	91,924
Texas Roadhouse, Inc.	2,573	246,854
		4,495,424
Textiles — 0.2%
UniFirst Corp.	832	186,127
		12,261,465

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 12.5%
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	1,710	$493,814
Biotechnology — 1.6%
Acceleron Pharma, Inc. (a)	1,932	261,999
Blueprint Medicines Corp. (a)	1,702	165,485
Insmed, Inc. (a)	3,524	120,027
Karuna Therapeutics, Inc. (a) (b)	995	119,629
Kodiak Sciences, Inc. (a) (b)	1,907	216,235
Replimune Group, Inc. (a)	6,061	184,921
Ultragenyx Pharmaceutical, Inc. (a)	2,452	279,185
Xencor, Inc. (a) (b)	4,990	214,869
		1,562,350
Commercial Services — 3.2%
The Aaron's Co., Inc.	7,711	198,019
FTI Consulting, Inc. (a)	1,972	276,297
Green Dot Corp. Class A (a)	10,314	472,278
Korn Ferry	9,460	590,020
Monro, Inc.	8,578	564,433
Strategic Education, Inc.	10,918	1,003,473
		3,104,520
Food — 2.4%
Grocery Outlet Holding Corp. (a)	10,161	374,839
Nomad Foods Ltd. (a)	36,724	1,008,441
Post Holdings, Inc. (a)	5,333	563,805
The Simply Good Foods Co. (a)	13,844	421,135
		2,368,220
Health Care – Products — 1.7%
Atrion Corp.	833	534,211
Avanos Medical, Inc. (a)	7,084	309,854
Envista Holdings Corp. (a)	14,900	607,920
Quidel Corp. (a)	1,719	219,912
		1,671,897
Health Care – Services — 2.7%
The Ensign Group, Inc.	7,730	725,383
Innovage Holding Corp. (a)	1,514	39,046
Molina Healthcare, Inc. (a)	701	163,866
Ortho Clinical Diagnostics Holdings PLC Class H (a)	10,895	210,219
The Pennant Group, Inc. (a)	9,027	413,436
Select Medical Holdings Corp. (a)	29,847	1,017,783
		2,569,733
Pharmaceuticals — 0.4%
Arvinas, Inc. (a)	1,089	71,983
Option Care Health, Inc. (a)	19,548	346,781
		418,764
		12,189,298
Energy — 5.1%
Energy – Alternate Sources — 1.0%
Array Technologies, Inc. (a)	7,299	217,656
REX American Resources Corp. (a)	5,487	461,841
Shoals Technologies Group, Inc. Class A (a)	8,802	306,134
		985,631
Oil & Gas — 2.4%
Devon Energy Corp.	38,259	835,959
Magnolia Oil & Gas Corp. Class A (a)	53,738	616,913
Matador Resources Co.	36,387	853,275
		2,306,147
Oil & Gas Services — 1.7%
ChampionX Corp. (a)	46,980	1,020,875
Liberty Oilfield Services, Inc. Class A (b)	55,083	621,887
		1,642,762
		4,934,540
Financial — 35.8%
Banks — 18.3%
Atlantic Capital Bancshares, Inc. (a)	7,874	189,763
BankUnited, Inc.	29,707	1,305,623
Columbia Banking System, Inc.	19,845	855,121
CrossFirst Bankshares, Inc. (a)	25,650	353,714
East West Bancorp, Inc.	2,733	201,695
Eastern Bankshares, Inc.	19,851	382,926
FB Financial Corp.	18,997	844,607
Glacier Bancorp, Inc.	14,633	835,252
HarborOne Bancorp, Inc.	41,815	563,248
Heritage Financial Corp. (b)	10,367	292,764
Home BancShares, Inc.	62,025	1,677,776
Howard Bancorp, Inc. (a)	31,132	511,810
Independent Bank Corp.	5,293	445,618
Live Oak Bancshares, Inc.	17,099	1,171,111
National Bank Holdings Corp. Class A	17,761	704,757
Origin Bancorp, Inc.	14,674	622,324
PCSB Financial Corp.	11,279	187,344
Pinnacle Financial Partners, Inc.	16,117	1,428,933
Popular, Inc.	10,464	735,829
South State Corp.	2,541	199,494
Southern First Bancshares, Inc. (a)	10,972	514,367
Towne Bank	27,944	849,498
Walker & Dunlop, Inc.	3,983	409,213
Webster Financial Corp.	14,495	798,819
Western Alliance Bancorp	18,964	1,790,960
		17,872,566

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.1%
Air Lease Corp.	6,082	$298,018
Houlihan Lokey, Inc.	9,709	645,746
I3 Verticals, Inc. Class A (a)	12,474	388,253
PennyMac Financial Services, Inc.	14,927	998,168
PRA Group, Inc. (a)	5,495	203,700
PROG Holdings, Inc.	16,139	698,657
Virtus Investment Partners, Inc.	3,368	793,164
		4,025,706
Insurance — 2.8%
BRP Group, Inc. Class A (a)	16,905	460,661
James River Group Holdings Ltd.	7,773	354,604
Palomar Holdings, Inc. (a)	4,788	320,988
ProAssurance Corp.	19,323	517,083
Radian Group, Inc.	32,795	762,484
State Auto Financial Corp.	18,094	356,633
		2,772,453
Investment Companies — 0.2%
StepStone Group, Inc. Class A	5,288	186,508
Real Estate — 1.7%
McGrath RentCorp	8,048	649,071
The St. Joe Co.	22,370	959,673
		1,608,744
Real Estate Investment Trusts (REITS) — 6.9%
American Campus Communities, Inc.	8,293	358,009
Apartment Investment and Management Co. Class A	35,096	215,489
EastGroup Properties, Inc.	5,131	735,170
Essential Properties Realty Trust, Inc.	10,623	242,523
Healthcare Realty Trust, Inc.	17,018	515,986
JBG SMITH Properties	22,679	720,965
PotlatchDeltic Corp.	15,407	815,338
PS Business Parks, Inc.	3,754	580,293
Safehold, Inc. (b)	3,568	250,117
Saul Centers, Inc.	13,961	559,976
Sunstone Hotel Investors, Inc.	64,994	809,825
Terreno Realty Corp.	16,237	938,012
		6,741,703
Savings & Loans — 1.8%
Meridian Bancorp, Inc.	27,711	510,437
WSFS Financial Corp.	25,037	1,246,592
		1,757,029
		34,964,709
Industrial — 15.7%
Aerospace & Defense — 0.8%
Triumph Group, Inc.	45,098	828,901
Building Materials — 2.2%
JELD-WEN Holding, Inc. (a)	11,216	310,571
SPX Corp. (a)	9,121	531,481
UFP Industries, Inc.	17,600	1,334,784
		2,176,836
Electrical Components & Equipment — 2.6%
Belden, Inc.	24,054	1,067,276
Littelfuse, Inc.	5,453	1,441,991
		2,509,267
Electronics — 1.2%
Brady Corp. Class A	10,086	539,097
Knowles Corp. (a)	20,828	435,722
Mesa Laboratories, Inc.	621	151,213
		1,126,032
Engineering & Construction — 0.3%
Aegion Corp. (a)	11,326	325,622
Environmental Controls — 0.7%
Stericycle, Inc. (a)	9,462	638,780
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	3,248	487,265
Machinery – Diversified — 2.2%
Alamo Group, Inc.	1,931	301,526
Cactus, Inc. Class A	22,498	688,889
Chart Industries, Inc. (a)	2,376	338,224
CIRCOR International, Inc. (a)	12,358	430,305
Thermon Group Holdings, Inc. (a)	19,127	372,785
		2,131,729
Metal Fabricate & Hardware — 1.3%
Helios Technologies, Inc.	11,537	840,701
The Timken Co.	5,286	429,065
		1,269,766
Miscellaneous - Manufacturing — 1.8%
Enerpac Tool Group Corp.	19,364	505,788
ESCO Technologies, Inc.	7,817	851,193
Myers Industries, Inc.	20,453	404,151
		1,761,132
Transportation — 2.1%
International Seaways, Inc. (b)	15,681	303,898
Landstar System, Inc.	4,332	715,040
Matson, Inc.	6,337	422,678
Ryder System, Inc.	8,178	618,665
		2,060,281
		15,315,611

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 4.6%
Computers — 0.4%
Parsons Corp. (a)	8,949	$361,897
Semiconductors — 2.1%
Entegris, Inc.	7,704	861,307
MaxLinear, Inc. (a)	14,857	506,327
Onto Innovation, Inc. (a)	4,981	327,301
Semtech Corp. (a)	5,228	360,732
		2,055,667
Software — 2.1%
Ceridian HCM Holding, Inc. (a)	8,082	681,070
Clarivate PLC (a)	11,883	313,593
nCino, Inc. (a)	4,296	286,629
Olo, Inc. Class A (a)	2,924	77,164
Phreesia, Inc. (a)	6,867	357,771
Workiva, Inc. (a)	3,565	314,647
		2,030,874
		4,448,438
Utilities — 4.2%
Electric — 1.7%
Ameresco, Inc. Class A (a)	3,881	188,733
IDACORP, Inc.	5,455	545,336
MGE Energy, Inc.	9,069	647,436
NorthWestern Corp.	3,500	228,200
		1,609,705
Gas — 1.9%
Chesapeake Utilities Corp.	9,986	1,159,175
ONE Gas, Inc.	9,496	730,337
		1,889,512
Water — 0.6%
California Water Service Group	10,841	610,782
		4,109,999
TOTAL COMMON STOCK (Cost $63,729,231)		96,754,614

TOTAL EQUITIES (Cost $63,729,231)		96,754,614

Warrants — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	3,471	11,142

TOTAL WARRANTS (Cost $4,568)		11,142

TOTAL LONG-TERM INVESTMENTS (Cost $63,733,799)		96,765,756

Short-Term Investments — 1.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$1,094,238	1,094,238

TOTAL SHORT-TERM INVESTMENTS (Cost $1,094,338)		1,094,338

TOTAL INVESTMENTS — 100.3% (Cost $64,828,137) (d)		97,860,094

Other Assets/(Liabilities) — (0.3)%
		(254,132)

NET ASSETS — 100.0%		$97,605,962

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,167,127 or 2.22% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,214,218 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,094,238. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,116,203.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 104.6%

Common Stock — 104.6%
Basic Materials — 6.2%
Chemicals — 2.2%
GCP Applied Technologies, Inc. (a)	60,554	$1,485,995
Innospec, Inc.	12,443	1,277,772
Orion Engineered Carbons SA	85,270	1,681,524
		4,445,291
Iron & Steel — 4.0%
Carpenter Technology Corp.	57,775	2,377,441
Commercial Metals Co.	79,570	2,453,939
Reliance Steel & Aluminum Co.	19,725	3,003,920
		7,835,300
		12,280,591
Communications — 1.7%
Internet — 1.2%
Criteo SA Sponsored ADR (a)	66,371	2,305,065
Media — 0.5%
Houghton Mifflin Harcourt Co. (a)	141,140	1,075,487
		3,380,552
Consumer, Cyclical — 26.0%
Airlines — 2.3%
Alaska Air Group, Inc.	31,502	2,180,253
SkyWest, Inc.	44,877	2,444,899
		4,625,152
Apparel — 6.0%
Carter's, Inc.	6,923	615,662
Kontoor Brands, Inc.	56,510	2,742,430
Ralph Lauren Corp.	22,040	2,714,447
Skechers U.S.A., Inc. Class A (a)	18,923	789,278
Steven Madden Ltd.	50,383	1,877,271
Tapestry, Inc.	76,060	3,134,433
		11,873,521
Auto Parts & Equipment — 3.5%
Dana, Inc.	78,076	1,899,589
The Goodyear Tire & Rubber Co. (a)	149,650	2,629,350
Lear Corp.	13,270	2,405,188
		6,934,127
Home Builders — 4.0%
KB Home	56,730	2,639,647
PulteGroup, Inc.	66,720	3,498,797
Taylor Morrison Home Corp. (a)	55,614	1,713,467
		7,851,911
Home Furnishing — 1.3%
Herman Miller, Inc.	62,800	2,584,220
Leisure Time — 0.9%
Brunswick Corp.	19,451	1,855,042
Lodging — 1.3%
Hilton Grand Vacations, Inc. (a)	66,810	2,504,707
Retail — 6.7%
Dine Brands Global, Inc.	19,987	1,799,430
Foot Locker, Inc.	53,083	2,985,919
The Gap, Inc. (a)	74,950	2,232,011
Papa John's International, Inc.	21,961	1,946,623
Sally Beauty Holdings, Inc. (a)	106,720	2,148,273
Williams-Sonoma, Inc.	12,431	2,227,635
		13,339,891
		51,568,571
Consumer, Non-cyclical — 7.7%
Commercial Services — 3.9%
ADT, Inc.	56,237	474,640
Korn Ferry	34,250	2,136,173
Robert Half International, Inc.	40,448	3,157,776
United Rentals, Inc. (a)	6,101	2,009,120
		7,777,709
Food — 2.4%
The Hain Celestial Group, Inc. (a) (b)	54,845	2,391,242
Nomad Foods Ltd. (a)	82,207	2,257,404
		4,648,646
Health Care – Services — 1.4%
MEDNAX, Inc. (a)	107,430	2,736,242
		15,162,597

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.0%
Oil & Gas — 2.5%
Cimarex Energy Co.	36,804	$2,185,789
HollyFrontier Corp.	76,365	2,732,340
		4,918,129
Oil & Gas Services — 1.5%
Dril-Quip, Inc. (a)	42,732	1,419,985
MRC Global, Inc. (a)	172,775	1,560,158
		2,980,143
		7,898,272
Financial — 30.7%
Banks — 12.9%
BankUnited, Inc.	66,279	2,912,962
Comerica, Inc.	46,800	3,357,432
First Citizens BancShares, Inc. Class A	4,209	3,517,756
Synovus Financial Corp.	72,194	3,302,876
Texas Capital Bancshares, Inc. (a)	38,558	2,734,533
Umpqua Holdings Corp.	98,418	1,727,236
Webster Financial Corp.	51,019	2,811,657
Wintrust Financial Corp.	38,080	2,886,464
Zions Bancorp NA	42,568	2,339,537
		25,590,453
Diversified Financial Services — 3.5%
Moelis & Co. Class A	46,467	2,550,109
OneMain Holdings, Inc.	27,424	1,473,217
Stifel Financial Corp.	46,400	2,972,384
		6,995,710
Insurance — 5.1%
American Financial Group, Inc.	21,018	2,398,154
Everest Re Group Ltd.	9,171	2,272,666
The Hanover Insurance Group, Inc.	14,768	1,911,865
Selective Insurance Group, Inc.	19,687	1,428,095
Voya Financial, Inc.	31,528	2,006,442
		10,017,222
Real Estate Investment Trusts (REITS) — 7.9%
American Campus Communities, Inc.	40,992	1,769,625
Camden Property Trust	19,758	2,171,602
Cousins Properties, Inc.	54,140	1,913,849
CubeSmart	55,964	2,117,118
MGM Growth Properties LLC Class A	62,719	2,045,894
Physicians Realty Trust	105,193	1,858,760
RLJ Lodging Trust	124,446	1,926,424
STAG Industrial, Inc.	55,472	1,864,414
		15,667,686
Savings & Loans — 1.3%
Sterling Bancorp	111,062	2,556,647
		60,827,718
Industrial — 21.2%
Aerospace & Defense — 0.9%
AAR Corp.	41,778	1,740,054
Building Materials — 1.3%
Masonite International Corp. (a)	22,211	2,559,596
Electrical Components & Equipment — 0.9%
Belden, Inc.	37,694	1,672,483
Electronics — 1.8%
Avnet, Inc.	53,750	2,231,162
Vishay Intertechnology, Inc.	58,299	1,403,840
		3,635,002
Engineering & Construction — 1.6%
AECOM (a)	49,880	3,197,807
Hand & Machine Tools — 2.8%
Kennametal, Inc.	61,908	2,474,463
Regal Beloit Corp.	21,492	3,066,478
		5,540,941
Machinery – Construction & Mining — 1.8%
Oshkosh Corp.	30,111	3,572,971
Machinery – Diversified — 2.1%
Crane Co.	23,364	2,194,113
Welbilt, Inc. (a)	121,900	1,980,875
		4,174,988
Miscellaneous - Manufacturing — 2.2%
Hillenbrand, Inc.	45,400	2,166,034
Trinseo SA	33,413	2,127,406
		4,293,440

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 2.0%
Graphic Packaging Holding Co.	116,809	$2,121,252
Sealed Air Corp.	41,370	1,895,573
		4,016,825
Transportation — 2.9%
Knight-Swift Transportation Holdings, Inc.	65,613	3,155,329
XPO Logistics, Inc. (a)	21,269	2,622,468
		5,777,797
Trucking & Leasing — 0.9%
GATX Corp.	19,380	1,797,301
		41,979,205
Technology — 5.1%
Computers — 2.4%
Amdocs Ltd.	19,814	1,389,952
Genpact Ltd.	31,450	1,346,689
NCR Corp. (a)	49,635	1,883,648
NetScout Systems, Inc. (a)	6,090	171,495
		4,791,784
Semiconductors — 1.5%
Kulicke & Soffa Industries, Inc.	38,182	1,875,118
MaxLinear, Inc. (a)	31,379	1,069,396
		2,944,514
Software — 1.2%
CommVault Systems, Inc. (a)	35,716	2,303,682
		10,039,980
Utilities — 2.0%
Electric — 1.2%
IDACORP, Inc.	23,081	2,307,408
Gas — 0.8%
Southwest Gas Holdings, Inc.	23,050	1,583,765
		3,891,173

TOTAL COMMON STOCK (Cost $149,832,422)		207,028,659

TOTAL EQUITIES (Cost $149,832,422)		207,028,659

TOTAL LONG-TERM INVESTMENTS (Cost $149,832,422)		207,028,659

	Principal Amount

Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$1,081,784	1,081,784

TOTAL SHORT-TERM INVESTMENTS (Cost $1,081,784)		1,081,784

TOTAL INVESTMENTS — 105.1% (Cost $150,914,206) (d)		208,110,443

Other Assets/(Liabilities) — (5.1)%		(10,134,517)

NET ASSETS — 100.0%		$197,975,926

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,416,715 or 1.22% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,467,654 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,081,784. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,103,515.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value

Bonds & Notes — 114.7%

Bank Loans — 1.6%
Aerospace & Defense — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	$100,000	$99,071
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.359% VRN 5/30/25	49,375	48,321
		147,392
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.859% VRN 1/29/27	49,500	45,079
Auto Parts & Equipment — 0.1%
Clarios Global LP
2021 USD Term Loan B,
0.000% 4/30/26 (a)	175,000	173,031
USD Term Loan B, 1 mo. USD LIBOR + 3.500%
3.609% VRN 4/30/26	48,604	48,057
		221,088
Chemicals — 0.1%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	254,341	251,162
Diversified Financial Services — 0.2%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. USD LIBOR + 1.750%
2.004% VRN 10/06/23	796,200	793,923
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	89,263	89,263
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	128,371	127,587
Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	249,375	249,250
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	241,303	239,595
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 2/17/28	440,000	436,427
Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 12/23/24	274,291	270,062
Media — 0.1%
Sinclair Television Group, Inc., Term Loan B2, 1 mo. USD LIBOR + 2.250%
2.360% VRN 1/03/24	150,000	148,875
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
2.511% VRN 1/31/28	275,000	272,313
		421,188
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Y, 1 mo. USD LIBOR + 2.000%
2.106% VRN 7/01/26	168,995	167,489
Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%, 3 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	45,864	45,792
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.865% VRN 8/01/27	412,632	406,884
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.081% VRN 11/15/27	299,375	295,872
Horizon Therapeutics USA, Inc., 2021 Term Loan B,
0.000% 2/26/28 (a)	250,000	249,125
		997,673
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.861% VRN 12/20/24	50,000	49,397
Telecommunications — 0.3%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.859% VRN 3/01/27	600,000	591,750
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 3/09/27	350,428	347,354
		939,104
TOTAL BANK LOANS (Cost $5,397,363)		5,445,679

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Corporate Debt — 21.2%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	$660,000	$663,345
Agriculture — 0.5%
BAT Capital Corp.
4.390% 8/15/37	400,000	418,531
4.540% 8/15/47	800,000	803,385
Reynolds American, Inc.
5.850% 8/15/45	315,000	370,414
		1,592,330
Airlines — 0.1%
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	292,947	292,979
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	260,000	260,000
3 mo. USD LIBOR + .880% 1.104% FRN 10/12/21	405,000	403,048
3 mo. USD LIBOR + 1.270% 1.463% FRN 3/28/22	90,000	89,410
3.219% 1/09/22	100,000	101,095
3.813% 10/12/21	185,000	186,964
5.596% 1/07/22	1,400,000	1,438,500
General Motors Financial Co., Inc.
3.150% 6/30/22	550,000	565,406
3.200% 7/06/21	610,000	612,648
3.450% 4/10/22	105,000	107,464
4.200% 11/06/21	675,000	689,564
4.375% 9/25/21	85,000	86,574
		4,540,673
Banks — 2.4%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	715,000	715,700
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	250,000	256,835
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	165,000	167,618
4.550% 4/17/26	290,000	324,298
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	170,000	167,211
SOFR + 1.732% 2.013% VRN 9/22/28	870,000	854,414
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	165,000	169,402
2.950% 10/01/26	895,000	956,858
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	515,000	511,149
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	430,000	439,036
4.050% 8/16/23	220,000	237,465
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	539,236
3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	645,000	674,053
Santander UK PLC
5.000% 11/07/23 (b)	435,000	476,321
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	655,000	675,164
SOFR + 2.100% 2.393% VRN 6/02/28	400,000	409,789
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	490,000	504,414
		8,078,963
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	880,000	1,042,290
Bacardi Ltd.
5.300% 5/15/48 (b)	130,000	159,432
		1,201,722
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	380,000	466,135
Commercial Services — 0.3%
IHS Markit Ltd.
4.000% 3/01/26 (b)	253,000	278,553
4.750% 2/15/25 (b)	120,000	134,340
4.750% 8/01/28	385,000	444,690
		857,583

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 1.2%
Air Lease Corp.
3.500% 1/15/22	$575,000	$587,976
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	335,000	333,648
3.950% 7/01/24 (b)	130,000	135,877
5.125% 10/01/23 (b)	40,000	42,639
5.250% 5/15/24 (b)	35,000	37,798
GE Capital Funding LLC
4.400% 5/15/30 (b)	330,000	373,363
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,360,000	1,558,717
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	320,000	334,192
5.250% 8/15/22 (b)	95,000	99,730
5.500% 2/15/24 (b)	290,000	315,218
Raymond James Financial, Inc.
4.950% 7/15/46	265,000	323,935
		4,143,093
Electric — 1.6%
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,100,724
Jersey Central Power & Light Co.
4.700% 4/01/24 (b)	800,000	869,803
6.400% 5/15/36	425,000	525,220
LG&E & KU Energy LLC
4.375% 10/01/21	1,200,000	1,210,490
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,704,821
		5,411,058
Engineering & Construction — 0.0%
PowerTeam Services LLC
9.033% 12/04/25 (b)	95,000	105,478
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.250% 7/01/25 (b)	104,000	110,635
Churchill Downs, Inc.
4.750% 1/15/28 (b)	80,000	82,739
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	109,000	109,817
		303,191
Environmental Controls — 0.1%
GFL Environmental, Inc.
5.125% 12/15/26 (b)	164,000	172,815
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	136,000	139,230
		312,045
Food — 0.4%
Kraft Heinz Foods Co.
4.875% 10/01/49	480,000	536,882
5.000% 6/04/42	110,000	123,503
6.875% 1/26/39	250,000	343,711
Pilgrim's Pride Corp.
4.250% 4/15/31 (b) (c)	170,000	169,359
5.875% 9/30/27 (b)	30,000	32,151
Post Holdings, Inc.
5.750% 3/01/27 (b)	150,000	157,764
		1,363,370
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	595,000	729,228
Health Care – Products — 0.1%
Hologic, Inc.
4.625% 2/01/28 (b)	160,000	168,000
Health Care – Services — 1.0%
Aetna, Inc.
2.800% 6/15/23	485,000	505,888
Centene Corp.
3.000% 10/15/30	453,000	452,248
4.250% 12/15/27	165,000	173,489
5.375% 8/15/26 (b)	155,000	163,509
CommonSpirit Health
2.782% 10/01/30	165,000	166,831
HCA, Inc.
5.000% 3/15/24	647,000	719,834
5.125% 6/15/39	230,000	274,802
5.250% 6/15/49	525,000	640,452
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	90,000	92,363
5.375% STEP 11/15/22	225,000	235,921
		3,425,337

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	$123,000	$129,765
Spectrum Brands, Inc.
5.750% 7/15/25	245,000	252,656
		382,421
Insurance — 0.5%
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	1,174,944
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	500,000	484,939
4.270% 5/15/47 (b)	130,000	145,713
		1,805,596
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	250,000	254,800
4.500% 5/01/32 (b)	195,000	197,437
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	99,573
4.800% 3/01/50	230,000	246,043
4.908% 7/23/25	205,000	232,503
5.375% 5/01/47	95,000	110,104
5.750% 4/01/48	200,000	243,231
CSC Holdings LLC
5.375% 2/01/28 (b)	30,000	31,537
5.500% 5/15/26 (b)	200,000	206,200
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	265,000	190,736
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	255,000	270,619
The Walt Disney Co.
2.650% 1/13/31	65,000	66,085
3.600% 1/13/51	475,000	501,178
		2,650,046
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT
6.530% 11/15/28 (b)	200,000	240,750
Miscellaneous - Manufacturing — 0.2%
General Electric Co.
5.875% 1/14/38	244,000	315,387
6.750% 3/15/32	300,000	402,174
		717,561
Oil & Gas — 1.2%
Antero Resources Corp.
8.375% 7/15/26 (b)	50,000	55,125
Equinor ASA
3.700% 4/06/50	155,000	164,095
Exxon Mobil Corp.
3.452% 4/15/51	393,000	392,605
4.327% 3/19/50	367,000	419,983
KazMunayGas National Co. JSC
3.500% 4/14/33 (b)	200,000	204,627
Pertamina Persero PT
3.100% 8/27/30 (b)	400,000	401,675
Petrobras Global Finance BV
5.093% 1/15/30	101,000	104,929
Petroleos del Peru SA
4.750% 6/19/32 (b)	200,000	211,600
Petroleos Mexicanos
5.950% 1/28/31	395,000	379,200
6.625% 6/15/35	900,000	855,000
7.690% 1/23/50	115,000	107,238
Saudi Arabian Oil Co.
4.250% 4/16/39 (b)	200,000	215,276
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	110,200	96,425
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	125,425	118,527
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	98,000	90,582
		3,816,887
Oil & Gas Services — 0.1%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	49,800	47,310
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	30,000	30,769
6.875% 9/01/27	96,000	98,880
		176,959

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625% 4/28/26	$650,000	$709,414
Berry Global, Inc.
1.570% 1/15/26 (b)	410,000	403,661
Graphic Packaging International LLC
4.125% 8/15/24	200,000	212,250
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	30,000	30,467
Sealed Air Corp.
4.000% 12/01/27 (b)	30,000	30,713
		1,386,505
Pharmaceuticals — 1.8%
AbbVie, Inc.
3.800% 3/15/25	250,000	273,403
4.250% 11/21/49	225,000	253,488
4.450% 5/14/46	400,000	459,616
4.500% 5/14/35	165,000	192,736
Bausch Health Cos., Inc.
5.500% 11/01/25 (b)	124,000	127,395
Bayer US Finance II LLC
4.250% 12/15/25 (b)	180,000	200,235
4.375% 12/15/28 (b)	850,000	959,172
4.625% 6/25/38 (b)	635,000	727,280
4.875% 6/25/48 (b)	370,000	439,880
Cigna Corp.
4.125% 11/15/25	800,000	891,650
CVS Health Corp.
5.050% 3/25/48	1,150,000	1,407,353
		5,932,208
Pipelines — 1.1%
Energy Transfer Operating LP
4.950% 6/15/28	300,000	335,540
5.000% 5/15/50	130,000	133,684
5.150% 3/15/45	400,000	411,176
5.500% 6/01/27	254,000	292,780
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	200,000	193,750
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	305,317
4.650% 10/15/25	300,000	328,592
Rockies Express Pipeline LLC
4.800% 5/15/30 (b)	250,000	246,250
4.950% 7/15/29 (b)	200,000	204,247
Ruby Pipeline LLC
7.750% STEP 4/01/22 (b)	471,591	386,806
Sabine Pass Liquefaction LLC
5.750% 5/15/24	290,000	327,197
Sunoco Logistics Partners Operations LP
5.350% 5/15/45	50,000	52,328
5.400% 10/01/47	394,000	420,691
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	81,405
		3,719,763
Real Estate Investment Trusts (REITS) — 1.4%
American Campus Communities Operating Partnership LP
3.750% 4/15/23	650,000	686,904
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	345,000	318,815
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	35,000	36,409
5.250% 6/01/25	230,000	257,848
5.300% 1/15/29	310,000	347,494
5.375% 4/15/26	695,000	779,936
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	100,000	107,337
SBA Communications Corp.
4.875% 9/01/24	98,000	100,633
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	515,736
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,618,768
		4,769,880
Retail — 0.1%
Walgreens Boots Alliance, Inc.
3.800% 11/18/24	25,000	27,244
4.800% 11/18/44	275,000	301,836
		329,080
Savings & Loans — 0.2%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	270,000	278,493
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	375,000	396,107

		674,600

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Intel Corp.
4.750% 3/25/50	$500,000	$626,321

Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	144,000	146,786
Oracle Corp.
2.875% 3/25/31	315,000	320,835
3.950% 3/25/51	505,000	517,832
SS&C Technologies, Inc.
5.500% 9/30/27 (b)	138,000	146,832
		1,132,285
Telecommunications — 2.6%
AT&T, Inc.
2.550% 12/01/33 (b)	450,000	426,606
3.500% 9/15/53 (b)	184,000	169,224
3.800% 12/01/57 (b)	1,692,000	1,602,478
4.750% 5/15/46	310,000	354,305
5.250% 3/01/37	270,000	325,124
CenturyLink, Inc.
4.000% 2/15/27 (b)	76,000	77,629
Intelsat Jackson Holdings SA
8.500% 10/15/24 (b) (d)	171,000	107,213
9.750% 7/15/25 (b) (d)	585,000	361,237
Sprint Corp.
7.875% 9/15/23	33,000	37,703
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	144,375	145,458
4.738% 9/20/29 (b)	1,410,000	1,509,687
T-Mobile USA, Inc.
2.250% 2/15/26	290,000	292,085
2.550% 2/15/31 (b)	155,000	151,548
3.750% 4/15/27 (b)	65,000	71,048
3.875% 4/15/30 (b)	270,000	294,227
4.375% 4/15/40 (b)	290,000	322,207
4.500% 2/01/26	104,000	106,405
4.750% 2/01/28	119,000	127,169
6.000% 3/01/23	206,000	207,287
6.000% 4/15/24	122,000	122,915
Verizon Communications, Inc.
2.100% 3/22/28	170,000	170,882
2.550% 3/21/31	510,000	508,640
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,247,223
		8,738,300
TOTAL CORPORATE DEBT (Cost $67,694,816)		70,753,692

Municipal Obligations — 1.4%
City of New York NY, General Obligation
5.206% 10/01/31	750,000	903,219
Commonwealth of Massachusetts, General Obligation
3.000% 3/01/49	165,000	172,723
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	850,000	937,582
Los Angeles Unified School District, General Obligation
5.755% 7/01/29	1,000,000	1,241,282
New York City Water & Sewer System, Revenue Bond
4.000% 6/15/50	150,000	173,839
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	899,220
New York State Urban Development Corp., Revenue Bond
4.000% 3/15/43	185,000	210,689
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	255,000	254,418
		4,792,972
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,774,920)		4,792,972

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 12.3%
Commercial Mortgage-Backed Securities — 1.5%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (b) (e)	$620,000	$697,610
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	180,000	188,625
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	415,000	463,409
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	366,994
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	390,692
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	375,000	392,448
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	410,563
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	414,517
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	465,000	473,764
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	375,000	391,143
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	495,467
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (b) (e)	160,000	167,655
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (e)	185,000	183,351
		5,036,238
Home Equity Asset-Backed Securities — 0.8%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.399% FRN 8/25/36	1,978,812	1,958,745
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
1.159% FRN 10/25/34	825,670	817,496

		2,776,241
Other Asset-Backed Securities — 2.8%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
1.605% FRN 10/15/31 (b)	750,000	751,352
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
1.466% FRN 1/21/32 (b)	850,000	850,751
BSPRT Issuer Ltd., Series 2018-FL3, Class A
1.456% 3/15/28	877,000	876,473
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.497% VRN 10/25/46 (e)	227,660	227,832
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
1.141% FRN 4/15/29 (b)	975,000	972,654
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
1.104% FRN 4/20/28 (b)	646,175	646,213
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (b)	1,000,000	1,000,136
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
0.689% FRN 1/25/36	1,459,543	1,418,137
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 0.349% FRN 5/25/47	1,913,349	1,607,966
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 0.799% FRN 5/25/35	166,785	166,595
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR2, 3 mo. USD LIBOR + 1.150%
1.386% FRN 1/17/32 (b)	500,000	499,999
Voya CLO Ltd., Series 2014-3A, Class A1R, 3 mo. USD LIBOR + .720%
0.938% FRN 7/25/26 (b)	110,324	110,271
		9,128,379
Student Loans Asset-Backed Securities — 3.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.809% FRN 7/25/56 (b)	486,302	489,360
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
0.451% FRN 3/28/35	1,490,065	1,466,884
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
0.699% FRN 4/25/46 (b)	909,794	902,299
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 0.548% FRN 1/25/22	734,316	726,649
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.759% FRN 5/26/26	752,111	759,611
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 0.809% FRN 1/25/29	876,421	877,940
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 0.868% FRN 1/25/22	706,719	704,530
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.059% FRN 9/25/28	741,048	746,835
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 1.318% FRN 7/25/23	1,081,835	1,080,771
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 1.718% FRN 4/25/23	809,406	815,277
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.068% FRN 7/25/73	700,000	700,565
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.468% FRN 10/25/83	1,430,000	1,440,176
		10,710,897

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 4.0%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
2.204% FRN 6/25/45	$722,565	$724,134
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (b) (e)	282,603	282,362
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.321% VRN 3/25/37 (e)	314,209	304,695
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
2.530% FRN 10/25/35	243,513	246,974
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .420% 0.529% FRN 7/25/46	1,150,250	1,075,498
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 0.709% FRN 8/25/35	1,162,194	1,094,493
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (e)	1,262,790	1,353,617
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
2.688% VRN 11/25/35 (e)	288,988	245,319
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (b)	1,214,310	1,228,459
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
0.310% FRN 11/19/36	1,555,991	1,316,684
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
0.629% FRN 4/25/35	808,682	780,335
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270% 0.379% FRN 10/25/36	1,557,550	918,608
Series 2005-AR19, Class A1, 2.811% VRN 10/25/35 (e)	812,175	742,506
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%
1.219% FRN 11/26/46 (b)	239,393	234,136
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
1.179% FRN 2/25/35	1,073,916	1,060,863
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 0.689% FRN 10/25/45	537,751	530,996
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 0.769% FRN 1/25/45	526,238	522,882
Series 2006-1 Class 3A2, 5.750% 2/25/36	674,546	652,069
		13,314,630
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,361,901)		40,966,385

Sovereign Debt Obligations — 1.0%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	200,000	205,146
Brazilian Government International Bond
3.875% 6/12/30	400,000	387,700
Chile Government International Bond
2.550% 1/27/32	200,000	201,454
Colombia Government International Bond
3.000% 1/30/30	200,000	195,646
Dominican Republic International Bond
4.500% 1/30/30 (b)	200,000	202,000
Mexico Government International Bond
2.659% 5/24/31	638,000	601,213
Panama Government International Bond
2.252% 9/29/32	200,000	190,102
3.160% 1/23/30	200,000	207,984
3.875% 3/17/28	200,000	218,460
Peruvian Government International Bond
1.862% 12/01/32	100,000	90,932
Qatar Government International Bond
4.500% 4/23/28 (b)	200,000	233,032
Republic of South Africa Government International Bond
4.850% 9/30/29	250,000	251,340
Romanian Government International Bond
3.000% 2/14/31 (b)	110,000	109,885
Saudi Government International Bond
3.750% 1/21/55 (b)	200,000	195,840
		3,290,734
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,411,583)		3,290,734

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 36.2%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	$332,031	$350,349
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,520,360	1,589,953
Series 4846, Class PA, 4.000% 6/15/47	342,704	361,095
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	599,445	632,073
Series 2018-57, Class QA, 3.500% 5/25/46	488,291	498,862
Series 2018-55, Class PA, 3.500% 1/25/47	292,479	303,390
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	498,454	532,485
Series 2019-15, Class GT, 3.500% 2/20/49	385,548	411,406
		4,679,613
Pass-Through Securities — 34.8%
Federal Home Loan Mortgage Corp.
Pool #G18592 3.000% 3/01/31	304,042	322,740
Pool #G18627 3.000% 1/01/32	887,853	941,691
Pool #G08710 3.000% 6/01/46	179,337	188,553
Pool #ZM1779 3.000% 9/01/46	886,687	931,622
Pool #G08726 3.000% 10/01/46	1,331,272	1,399,270
Pool #G08732 3.000% 11/01/46	479,727	504,080
Pool #G08741 3.000% 1/01/47	1,275,991	1,340,767
Pool #G07848 3.500% 4/01/44	1,722,982	1,879,984
Pool #G60023 3.500% 4/01/45	1,724,774	1,877,628
Pool #G08711 3.500% 6/01/46	646,813	692,942
Pool #G67700 3.500% 8/01/46	857,886	929,323
Pool #G08716 3.500% 8/01/46	918,023	983,495
Pool #G08722 3.500% 9/01/46	157,401	168,626
Pool #G08742 3.500% 1/01/47	694,331	743,199
Pool #G08757 3.500% 4/01/47	191,130	204,343
Pool #G67703 3.500% 4/01/47	1,250,685	1,354,049
Pool #ZA5103 3.500% 12/01/47	8,862	9,391
Pool #G67706 3.500% 12/01/47	1,170,130	1,265,009
Pool #G67707 3.500% 1/01/48	2,989,560	3,238,621
Pool #G08800 3.500% 2/01/48	70,793	74,979
Pool #G67708 3.500% 3/01/48	295,030	317,292
Pool #G67710 3.500% 3/01/48	1,591,517	1,704,150
Pool #G08816 3.500% 6/01/48	596,838	631,756
Pool #G61556 3.500% 8/01/48	854,786	918,486
Pool #G60344 4.000% 12/01/45	963,066	1,064,043
Pool #G67711 4.000% 3/01/48	1,107,007	1,217,195
Pool #G67713 4.000% 6/01/48	4,978	5,436
Pool #G08843 4.500% 10/01/48	310,610	338,447
Pool #G08833 5.000% 7/01/48	232,933	258,161
Pool #G08844 5.000% 10/01/48	198,306	219,379
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	1,086,191	1,099,268
Pool #MA4176 2.000% 11/01/40	2,107,492	2,134,183
Pool #BL6060 2.455% 4/01/40	570,000	554,526
Pool #AM2808 2.700% 3/01/23	375,000	388,375
Pool #MA1607 3.000% 10/01/33	450,692	478,461
Pool #MA3811 3.000% 10/01/49	550,354	562,250
Pool #FN0039 3.182% VRN 9/01/27 (e)	636,411	695,456
Pool #AB4262 3.500% 1/01/32	397,166	424,345
Pool #MA1512 3.500% 7/01/33	200,078	214,770
Pool #MA1148 3.500% 8/01/42	1,276,184	1,393,828
Pool #CA0996 3.500% 1/01/48	218,788	234,991
Pool #MA3305 3.500% 3/01/48	51,655	54,674
Pool #BL1132 3.730% 1/01/29	920,000	1,042,411
Pool #MA1146 4.000% 8/01/42	525,380	580,747
Pool #AS9830 4.000% 6/01/47	305,601	331,694
Pool #MA3027 4.000% 6/01/47	404,255	438,772
Pool #AS9972 4.000% 7/01/47	308,799	334,491
Pool #931504 4.500% 7/01/39	60,618	67,393
Pool #CA1710 4.500% 5/01/48	952,336	1,035,734
Pool #CA1711 4.500% 5/01/48	322,334	351,610
Pool #CA2208 4.500% 8/01/48	625,265	681,662
Pool #AD6374 5.000% 5/01/40	15,310	17,637
Pool #AI2733 5.000% 5/01/41	115,137	132,524
Pool #977014 5.500% 5/01/38	19,680	22,821
Pool #985524 5.500% 6/01/38	17,372	20,144
Pool #988578 5.500% 8/01/38	114,903	133,335
Pool #995482 5.500% 1/01/39	89,603	104,014

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	$1,130,582	$1,193,140
Pool #MA4718 3.000% 9/20/47	129,274	136,276
Pool #MA4836 3.000% 11/20/47	467,015	491,689
Pool #MA6209 3.000% 10/20/49	591,771	603,618
Pool #MA3521 3.500% 3/20/46	451,422	485,092
Pool #MA3597 3.500% 4/20/46	140,790	151,291
Pool #MA3663 3.500% 5/20/46	210,408	225,773
Pool #MA3937 3.500% 9/20/46	173,450	186,116
Pool #MA4127 3.500% 12/20/46	601,093	643,484
Pool #MA4262 3.500% 2/20/47	639,307	681,996
Pool #MA4382 3.500% 4/20/47	171,354	182,260
Pool #MA4719 3.500% 9/20/47	223,664	237,691
Pool #MA4837 3.500% 11/20/47	460,135	488,811
Pool #MA4900 3.500% 12/20/47	1,669,055	1,773,071
Pool #MA4653 4.000% 8/20/47	88,766	95,873
Pool #MA4838 4.000% 11/20/47	382,981	412,867
Pool #MA4901 4.000% 12/20/47	166,902	179,822
Pool #MA5078 4.000% 3/20/48	620,026	666,763
Pool #MA5466 4.000% 9/20/48	664,558	713,717
Pool #MA5399 4.500% 8/20/48	1,286,155	1,397,295
Pool #MA3666 5.000% 5/20/46	139,164	158,937
Pool #MA4199 5.000% 1/20/47	152,303	173,991
Pool #MA4454 5.000% 5/20/47	265,422	295,981
Pool #MA4722 5.000% 9/20/47	333,602	370,187
Government National Mortgage Association II TBA
2.500% 5/20/51 (c)	3,450,000	3,549,592
Government National Mortgage Association TBA
2.000% 5/20/51 (c)	6,625,000	6,670,547
2.500% 6/21/51 (c)	975,000	1,001,089
Uniform Mortgage Backed Securities TBA
1.500% 5/18/36 (c)	4,050,000	4,059,176
2.000% 5/18/36 (c)	5,525,000	5,660,535
2.000% 5/13/51 (c)	33,450,000	33,290,591
2.500% 5/13/51 (c)	10,600,000	10,846,367
		116,278,411
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $118,848,494)		120,958,024

U.S. Treasury Obligations — 41.0%
U.S. Treasury Bonds & Notes — 41.0%
U.S. Treasury Bond
1.625% 11/15/50	2,634,000	2,187,247
1.875% 2/15/41	4,017,000	3,729,701
1.875% 2/15/51	17,491,000	15,462,289
U.S. Treasury Note
0.125% 1/31/23	23,535,000	23,522,134
0.125% 2/28/23	34,110,000	34,087,238
0.125% 3/31/23	6,730,000	6,725,300
0.500% 2/28/26	19,620,000	19,227,263
0.750% 3/31/26	24,210,000	23,988,491
1.125% 2/15/31	8,265,000	7,801,305
		136,730,968

TOTAL U.S. TREASURY OBLIGATIONS (Cost $138,278,721)		136,730,968

TOTAL BONDS & NOTES (Cost $378,767,798)		382,938,454

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $39,825)		97,079

TOTAL LONG-TERM INVESTMENTS (Cost $378,807,623)		383,035,533

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Short-Term Investments — 4.5%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	$169,755	$169,755
U.S. Treasury Bill — 4.4%
U.S. Treasury Bill
0.000% 5/11/21	505,000	504,991
0.000% 8/12/21	6,500,000	6,499,193
0.000% 8/19/21	7,510,000	7,509,299
		14,513,483

TOTAL SHORT-TERM INVESTMENTS (Cost $14,682,340)		14,683,238

TOTAL INVESTMENTS — 119.2% (Cost $393,489,963) (g)		397,718,771

Other Assets/(Liabilities) — (19.2)%		(63,985,104)

NET ASSETS — 100.0%		$333,733,667

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $35,361,600 or 10.60% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $468,450 or 0.14% of net assets.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.
(f)	Maturity value of $169,755. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $173,224.

(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.	1/19/24	2.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,350,000	$97,079	$39,825	$57,254

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/21	1	$190,367	$(9,148)
Short
U.S. Treasury Note 2 Year	6/30/21	22	$(4,860,581)	$4,597

Currency Legend

USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Core Allocation Fund ("MML American Funds Core Allocation Fund")

MML American Funds Growth Fund ("MML American Funds Growth Fund")

MML American Funds International Fund ("MML American Funds International Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund) ("Fundamental Equity Fund")

MML Fundamental Value Fund ("Fundamental Value Fund")

MML Global Fund ("Global Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Growth & Income Fund ("Growth & Income Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund")

MML Managed Volatility Fund ("Managed Volatility Fund")

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Total Return Bond Fund ("Total Return Bond Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are "funds of funds" series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC ("MML Advisers"), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the "MML Underlying Funds").

MML American Funds Growth Fund and MML American Funds International Fund (each a "Feeder Fund," collectively the "Feeder Funds") invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a "Master Fund," collectively the "Master Funds"). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the "American Underlying Funds" and collectively with the MML Underlying Funds, the "Underlying Funds").

2.	Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

The net asset value of each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of March 31, 2021. The Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2021, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$499,717,466	$14,387,748	*	$1,114,895	$515,220,109
Preferred Stock	—	—		1,402,511	1,402,511
Mutual Funds	364,842	—		—	364,842
Short-Term Investments	100	2,659,990		—	2,660,090
Total Investments	$500,082,408	$17,047,738		$2,517,406	$519,647,552

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$445,512,813	$13,202,691	*	$—	$458,715,504
Preferred Stock	6,056,117	—		—	6,056,117
Corporate Debt	—	1,467,669		—	1,467,669
Mutual Funds	13,882,436	—		—	13,882,436
Short-Term Investments	1,075	3,515,472		—	3,516,547
Total Investments	$465,452,441	$18,185,832		$—	$483,638,273

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$672,639,626	$—	$—	$672,639,626
Mutual Funds	2,581	—	—	2,581
Short-Term Investments	—	6,400,142	—	6,400,142
Total Investments	$672,642,207	$6,400,142	$—	$679,042,349
Asset Derivatives
Futures Contracts	$93,783	$—	$—	$93,783

Focused Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$270,900,895	$13,578,864	*	$—	$284,479,759
Short-Term Investments	—	3,093,474		—	3,093,474
Total Investments	$270,900,895	$16,672,338		$—	$287,573,233

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$8,719,412	$—	$8,719,412
Belgium	—	6,768,167	—	6,768,167
Cayman Islands	—	6,084,150	—	6,084,150
Denmark	—	1,628,690	—	1,628,690
France	—	24,095,598	—	24,095,598
Germany	—	35,935,029	—	35,935,029
Ireland	3,811,330	8,623,242	—	12,434,572
Israel	2,575,310	—	—	2,575,310
Italy	—	3,850,566	—	3,850,566
Japan	—	68,074,326	—	68,074,326
Luxembourg	—	3,371,995	—	3,371,995
Netherlands	3,020,100	15,018,823	—	18,038,923
Norway	—	2,619,715	—	2,619,715
Republic of Korea	—	5,424,558	—	5,424,558
Singapore	—	3,602,513	—	3,602,513
Spain	—	1,223,361	—	1,223,361
Sweden	—	7,016,952	—	7,016,952
Switzerland	—	25,569,152	—	25,569,152
United Kingdom	1,296,360	35,011,428	—	36,307,788
Mutual Funds	1,356,751	—	—	1,356,751
Short-Term Investments	—	457,123	—	457,123
Total Investments	$12,059,851	$263,094,800	$—	$275,154,651

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$181,221,139	$925,947	*	$—	$182,147,086
Mutual Funds	105,357	—		—	105,357
Short-Term Investments	—	365,948		—	365,948
Total Investments	$181,326,496	$1,291,895		$—	$182,618,391

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$1,085,311	$—	$1,085,311
Canada	7,790,725	—	—	7,790,725
Denmark	—	2,014,013	—	2,014,013
France	—	44,694,107	—	44,694,107
Germany	—	16,773,213	—	16,773,213
Ireland	29,662,155	7,146,339	—	36,808,494
Israel	3,818,625	—	—	3,818,625
Japan	—	8,805,698	—	8,805,698
Mexico	814,923	—	—	814,923
Netherlands	—	11,168,670	—	11,168,670
Republic of Korea	—	4,271,460	—	4,271,460
Spain	—	3,533,954	—	3,533,954
Sweden	—	6,857,722	—	6,857,722
Switzerland	—	29,187,849	—	29,187,849
United Kingdom	2,000,791	26,997,996	—	28,998,787
United States	179,962,464	—	—	179,962,464
Mutual Funds	7,789,849	—	—	7,789,849
Warrants	40,178	—	—	40,178
Short-Term Investments	—	2,748,200	—	2,748,200
Total Investments	$231,879,710	$165,284,532	$—	$397,164,242

Growth & Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$151,726,534	$7,693,720	*	$—	$159,420,254
Short-Term Investments	—	1,254,961		—	1,254,961
Total Investments	$151,726,534	$8,948,681		$—	$160,675,215

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,126,230	$—	$5,126,230
Belgium	—	2,149,853	—	2,149,853
Canada	6,206,109	—	—	6,206,109
Cayman Islands	1,154,055	1,147,769	—	2,301,824
Finland	—	1,350,466	—	1,350,466
France	—	17,415,499	—	17,415,499
Germany	6,709	41,425,176	—	41,431,885
India	—	2,172,465	—	2,172,465
Indonesia	—	665,481	—	665,481
Ireland	2,243,650	155,124	—	2,398,774
Italy	—	7,104,256	—	7,104,256
Japan	—	3,741,885	—	3,741,885
Mexico	1,546,956	—	—	1,546,956
Netherlands	—	8,652,116	—	8,652,116
Republic of Korea	—	1,798,388	—	1,798,388
South Africa	—	4,004,884	—	4,004,884
Spain	—	2,364,270	—	2,364,270
Sweden	—	6,596,057	—	6,596,057
Switzerland	—	15,444,975	—	15,444,975
United Kingdom	3,508,872	30,672,024	—	34,180,896
Preferred Stock*
Germany	—	460,965	—	460,965
Mutual Funds	2,149,812	—	—	2,149,812
Short-Term Investments	—	3,096,158	—	3,096,158
Total Investments	$16,816,163	$155,544,041	$—	$172,360,204
Asset Derivatives
Forward Contracts	$—	$138,283	$—	$138,283
Liability Derivatives
Forward Contracts	$—	$(44)	$—	$(44)

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$140,924,296	$—	$—		$140,924,296
Corporate Debt	—	—	—	+	—
Mutual Funds	38,982	—	—		38,982
Purchased Options	652,170	—	—		652,170
Short-Term Investments	—	1,855,893	—		1,855,893
Total Investments	$141,615,448	$1,855,893	$—		$143,471,341
Liability Derivatives
Written Options	$(2,483,804)	$—	$—		$(2,483,804)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$508,155,645	$2,254,777	$2,745,323	$513,155,745
Preferred Stock	—	—	5,147,976	5,147,976
Warrants	40,611	—	—	40,611
Mutual Funds	2,496,804	—	—	2,496,804
Short-Term Investments	372	9,158,140	—	9,158,512
Total Investments	$510,693,432	$11,412,917	$7,893,299	$529,999,648

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$382,465,296	$28,465,243	*	$—	$410,930,539
Mutual Funds	5,175,898	—		—	5,175,898
Short-Term Investments	—	5,218,362		—	5,218,362
Total Investments	$387,641,194	$33,683,605		$—	$421,324,799
Asset Derivatives
Forward Contracts	$—	$357,973		$—	$357,973
Liability Derivatives
Forward Contracts	$—	$(7,166)		$—	$(7,166)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$204,648,106	$—	$4,419	$204,652,525
Preferred Stock	—	—	167,322	167,322
Rights	—	—	32,239	32,239
Mutual Funds	2,711,786	—	—	2,711,786
Short-Term Investments	—	1,756,739	—	1,756,739
Total Investments	$207,359,892	$1,756,739	$203,980	$209,320,611

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$96,754,614	$—	$—	$96,754,614
Warrants	11,142	—	—	11,142
Short-Term Investments	100	1,094,238	—	1,094,338
Total Investments	$96,765,856	$1,094,238	$—	$97,860,094

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$5,445,679	$—	$5,445,679
Corporate Debt	—	70,753,692	—	70,753,692
Municipal Obligations	—	4,792,972	—	4,792,972
Non-U.S. Government Agency Obligations	—	40,966,385	—	40,966,385
Sovereign Debt Obligations	—	3,290,734	—	3,290,734
U.S. Government Agency Obligations and Instrumentalities	—	120,958,024	—	120,958,024
U.S. Treasury Obligations	—	136,730,968	—	136,730,968
Purchased Options	—	97,079	—	97,079
Short-Term Investments	—	14,683,238	—	14,683,238
Total Investments	$—	$397,718,771	$—	$397,718,771
Asset Derivatives
Futures Contracts	$4,597	$—	$—	$4,597
Liability Derivatives
Futures Contracts	$(9,148)	$—	$—	$(9,148)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$142,732,114	$23,307,352	$(69,430)	$23,237,922
MML American Funds Core Allocation Fund	807,557,415	136,999,249	—	136,999,249
MML American Funds Growth Fund	158,070,190	107,072,529	—	107,072,529
MML American Funds International Fund	47,603,329	10,752,409	—	10,752,409
Balanced Allocation Fund	427,764,634	52,101,425	(486,509)	51,614,916
Blue Chip Growth Fund	271,195,877	249,765,271	(1,313,596)	248,451,675
Conservative Allocation Fund	372,004,668	40,779,046	(512,191)	40,266,855
Equity Income Fund	355,314,112	133,887,661	(5,563,500)	128,324,161
Equity Index Fund	362,550,974	330,114,188	(13,622,813)	316,491,375
Focused Equity Fund	238,212,918	49,360,315	—	49,360,315
Foreign Fund	242,508,298	43,150,082	(10,503,729)	32,646,353
Fundamental Equity Fund	140,898,884	42,170,057	(450,550)	41,719,507
Fundamental Value Fund	157,656,964	54,308,230	(186,678)	54,121,552
Global Fund	302,310,456	98,474,446	(3,620,660)	94,853,786
Growth Allocation Fund	1,050,635,450	162,327,723	(636,053)	161,691,670
Growth & Income Fund	87,220,139	73,786,306	(331,230)	73,455,076
Income & Growth Fund	208,472,862	68,540,663	(752,685)	67,787,978
International Equity Fund	141,664,945	36,730,280	(6,035,021)	30,695,259
Large Cap Growth Fund	78,463,215	62,251,350	(857,269)	61,394,081
Managed Volatility Fund	85,482,048	61,932,943	(3,943,650)	57,989,293
Mid Cap Growth Fund	368,676,339	169,429,794	(8,106,485)	161,323,309
Mid Cap Value Fund	339,875,897	82,197,638	(748,736)	81,448,902
Moderate Allocation Fund	1,639,054,842	195,643,204	(807,625)	194,835,579
Small Cap Growth Equity Fund	161,413,985	53,675,202	(5,768,576)	47,906,626
Small Company Value Fund	64,828,137	34,301,919	(1,269,962)	33,031,957
Small/Mid Cap Value Fund	150,914,206	58,117,669	(921,432)	57,196,237
Total Return Bond Fund	393,489,963	7,611,786	(3,382,978)	4,228,808

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs ("ASU 2020-08"). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the "next call date" rather than the "earliest call date," and further clarifies the definition of "next call date." ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the "Official Committee") in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout ("LBO") transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the "Proceeds") of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee ("Trustee") for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the "Plaintiffs"), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.